UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2014

Item 1:	Report(s) to Shareholders.

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

34	Statement of Assets and Liabilities

35	Statement of Operations

36	Statements of Changes in Net Assets

37	Financial Highlights

38	Notes to Financial Statements

49	Supplemental Information to Shareholders

Lord Abbett Series Fund — Bond Debenture Portfolio
Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund - Bond Debenture Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/14 –
	1/1/14	6/30/14	6/30/14
Class VC
Actual	$1,000.00	$1,055.20	$4.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Agency	0.02%
Automotive	2.95%
Banking	2.73%
Basic Industry	5.37%
Capital Goods	7.85%
Consumer Cyclical	5.12%
Consumer Non-Cyclical	3.64%
Energy	15.62%
Financial Services	5.82%
Foreign Government	0.09%
Healthcare	10.66%
Insurance	1.36%
Media	6.43%
Mortgage-Backed	1.64%
Real Estate	1.06%
Services	8.78%
Technology & Electronics	9.13%
Telecommunications	7.88%
U.S. Government	0.59%
Utility	2.05%
Repurchase Agreement	1.21%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.76%

COMMON STOCKS 3.64%

Banking 0.23%
Fifth Third Bancorp	100	$2,135,000

Chemicals 0.27%
Monsanto Co.	20	2,494,800

Consumer/Commercial/Lease Financing 0.10%
General Electric Co.	35	919,800

Diversified Capital Goods 0.11%
Emerson Electric Co.	10	663,600
Mueller Water Products, Inc. Class A	40	345,600
Total		1,009,200

Energy: Exploration & Production 0.67%
Antero Resources Corp.*	7	459,410
Diamondback Energy, Inc.*	17	1,509,600
EOG Resources, Inc.	12	1,402,320
Kodiak Oil & Gas Corp.*	57	829,350
Whiting Petroleum Corp.*	26	2,086,500
Total		6,287,180

Food: Wholesale 0.06%
Boulder Brands, Inc.*	39	558,692

Health Services 0.27%
Express Scripts Holding Co.*	20	1,386,600
Team Health Holdings, Inc.*	22	1,098,680
Total		2,485,280

Life Insurance 0.09%
MetLife, Inc.	15	833,400

Machinery 0.08%
Generac Holdings, Inc.*	15	731,100

Media: Diversified 0.09%
Twenty-First Century Fox, Inc. Class A	25	878,750

Metals/Mining (Excluding Steel) 0.16%
Precision Castparts Corp.	6	1,489,160

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments			Shares (000)	Fair Value
Multi-Line Insurance 0.10%
Hartford Financial Services Group, Inc. (The)			25	$895,250

Non-Electric Utilities 0.08%
American Water Works Co., Inc.			15	741,750

Oil Field Equipment & Services 0.07%
Dresser-Rand Group, Inc.*			10	637,300

Pharmaceuticals 0.54%
BioMarin Pharmaceutical, Inc.*			27	1,679,670
Bristol-Myers Squibb Co.			45	2,182,950
Teva Pharmaceutical Industries Ltd. ADR			23	1,205,660
Total				5,068,280

Software/Services 0.55%
Alliance Data Systems Corp.*			5	1,406,250
FireEye, Inc.*			10	405,500
Fortinet, Inc.*			55	1,382,150
Informatica Corp.*			33	1,176,450
VeriFone Systems, Inc.*			20	735,000
Total				5,105,350

Specialty Retail 0.09%
Home Depot, Inc. (The)			10	809,600

Support: Services 0.05%
LifeLock, Inc.*			35	488,600

Telecommunications Equipment 0.03%
Palo Alto Networks, Inc.*			4	335,400
Total Common Stocks (cost $28,608,001)				33,903,892

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 11.68%

Airlines 0.33%
United Airlines, Inc.	4.50%	1/15/2015	$1,400	3,075,625

Apparel/Textiles 0.23%
Iconix Brand Group, Inc.	1.50%	3/15/2018	1,500	2,182,500

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Auto Loans 0.26%
Volkswagen International Finance NV (Netherlands)†(a)	5.50%	11/9/2015	EUR	1,500	$2,405,176

Auto Parts & Equipment 0.11%
Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		$950	1,014,125

Automakers 0.31%
Ford Motor Co.	4.25%	11/15/2016		650	1,302,031
Tesla Motors, Inc.	1.25%	3/1/2021		1,600	1,555,000
Total					2,857,031

Computer Hardware 0.69%
Micron Technology, Inc.	3.00%	11/15/2043		2,500	3,232,812
NVIDIA Corp.†	1.00%	12/1/2018		1,200	1,330,500
SanDisk Corp.†	0.50%	10/15/2020		1,500	1,894,688
Total					6,458,000

Consumer Products 0.13%
Jarden Corp.†	1.125%	3/15/2034		1,200	1,231,500

Electronics 0.69%
Intel Corp.	3.25%	8/1/2039		2,200	3,397,636
Novellus Systems, Inc.	2.625%	5/15/2041		750	1,521,562
SunEdison, Inc.†	0.25%	1/15/2020		1,425	1,532,766
Total					6,451,964

Energy: Exploration & Production 0.65%
Chesapeake Energy Corp.	2.50%	5/15/2037		1,400	1,506,750
Energy XXI Bermuda Ltd.†	3.00%	12/15/2018		3,000	2,973,750
PDC Energy, Inc.†	3.25%	5/15/2016		1,000	1,611,250
Total					6,091,750

Health Services 1.04%
Brookdale Senior Living, Inc.	2.75%	6/15/2018		2,500	3,414,062
Cepheid, Inc.†	1.25%	2/1/2021		1,400	1,450,750
Illumina, Inc.	0.25%	3/15/2016		1,000	2,151,255
Illumina, Inc.†	0.50%	6/15/2021		375	386,719
Incyte Corp. Ltd.†	1.25%	11/15/2020		525	709,734
Omnicare, Inc.	3.50%	2/15/2044		1,393	1,584,538
Total					9,697,058

Hotels 0.44%
Host Hotels & Resorts LP†	2.50%	10/15/2029		2,400	4,066,500

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Integrated Energy 0.43%
JinkoSolar Holding Co., Ltd. (China)†(b)	4.00%	2/1/2019	$1,750	$1,742,344
SunPower Corp.	0.75%	6/1/2018	975	1,692,234
SunPower Corp.†	0.875%	6/1/2021	500	587,813
Total				4,022,391

Investments & Miscellaneous Financial Services 0.12%
Ares Capital Corp.	4.875%	3/15/2017	1,000	1,070,000

Machinery 0.43%
Altra Industrial Motion Corp.	2.75%	3/1/2031	1,125	1,629,844
Chart Industries, Inc.	2.00%	8/1/2018	1,700	2,383,187
Total				4,013,031

Managed Care 0.17%
WellPoint, Inc.	2.75%	10/15/2042	1,000	1,536,875

Media: Diversified 0.25%
Liberty Interactive LLC	0.75%	3/30/2043	1,750	2,353,750

Medical Products 0.15%
Fluidigm Corp.	2.75%	2/1/2034	1,450	1,378,406

Metals/Mining (Excluding Steel) 0.16%
Stillwater Mining Co.	1.75%	10/15/2032	1,000	1,460,000

Monoline Insurance 0.10%
MGIC Investment Corp.	2.00%	4/1/2020	650	970,938

Oil Field Equipment & Services 0.20%
Hornbeck Offshore Services, Inc.	1.50%	9/1/2019	1,500	1,817,813

Pharmaceuticals 1.55%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	1,443,125
BioMarin Pharmaceutical, Inc.	0.75%	10/15/2018	175	181,891
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020	1,950	2,227,875
Gilead Sciences, Inc.	1.625%	5/1/2016	800	2,917,504
Isis Pharmaceuticals, Inc.	2.75%	10/1/2019	500	1,103,125
Medivation, Inc.	2.625%	4/1/2017	1,500	2,398,125
Mylan, Inc.	3.75%	9/15/2015	750	2,911,406
Salix Pharmaceuticals Ltd.	1.50%	3/15/2019	650	1,279,281
Total				14,462,332

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Railroads 0.25%
Trinity Industries, Inc.	3.875%	6/1/2036	$1,250	$2,333,594

Real Estate Investment Trusts 0.05%
Prologis LP(c)	3.25%	3/15/2015	400	448,750

Software/Services 1.97%
Citrix Systems, Inc.†	0.50%	4/15/2019	750	795,000
Concur Technologies, Inc.	0.50%	6/15/2018	1,500	1,681,875
HomeAway, Inc.†	0.125%	4/1/2019	400	391,750
Medidata Solutions, Inc.†	1.00%	8/1/2018	500	539,687
NetSuite, Inc.	0.25%	6/1/2018	2,000	2,061,250
Proofpoint, Inc.†	1.25%	12/15/2018	1,800	2,158,875
Salesforce.com, Inc.	0.75%	1/15/2015	950	2,591,125
Verint Systems, Inc.	1.50%	6/1/2021	625	643,750
Web.com Group, Inc.	1.00%	8/15/2018	1,400	1,509,375
Workday, Inc.	0.75%	7/15/2018	1,000	1,282,500
Xilinx, Inc.	2.625%	6/15/2017	2,000	3,323,750
Yahoo!, Inc.†	Zero Coupon	12/1/2018	1,400	1,400,000
Total				18,378,937

Specialty Retail 0.16%
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	1,400	1,460,375

Support: Services 0.28%
Priceline Group, Inc. (The)	1.00%	3/15/2018	1,400	1,990,625
Priceline Group, Inc. (The)	1.25%	3/15/2015	155	612,685
Total				2,603,310

Telecommunications Equipment 0.47%
Ciena Corp.	4.00%	12/15/2020	850	1,182,031
Nortel Networks Corp. (Canada)(b)(d)	2.125%	4/15/2014	1,900	1,928,500
Palo Alto Networks, Inc.†	Zero Coupon	7/1/2019	1,200	1,244,250
Total				4,354,781

Telecommunications: Wireless 0.06%
Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	500	585,000
Total Convertible Bonds (cost $91,553,685)				108,781,512

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Dividend Rate	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 3.51%

Aerospace/Defense 0.39%
United Technologies Corp.	7.50%	55	$3,585,450

Banking 0.68%
Bank of America Corp.	7.25%	2	2,334,000
Wells Fargo & Co.	7.50%	3	4,006,200
Total			6,340,200

Electric: Integrated 0.62%
Dominion Resources, Inc.	6.00%	35	2,030,700
Exelon Corp.	6.50%	22	1,176,036
NextEra Energy, Inc.	5.889%	40	2,599,600
Total			5,806,336

Forestry/Paper 0.22%
Weyerhaeuser Co.	6.375%	36	2,043,000

Investments & Miscellaneous Financial Services 0.57%
AMG Capital Trust II	5.15%	85	5,328,781

Life Insurance 0.15%
MetLife, Inc.	5.00%	45	1,438,200

Railroads 0.22%
Genesee & Wyoming, Inc.	5.00%	15	2,024,850

Real Estate Investment Trusts 0.40%
Alexandria Real Estate Equities, Inc.	7.00%	40	1,096,000
Health Care REIT, Inc.	6.50%	45	2,598,300
Total			3,694,300

Steel Producers/Products 0.02%
ArcelorMittal (Luxembourg)(b)	6.00%	10	224,900

Telecommunications: Integrated/Services 0.02%
Intelsat SA (Luxembourg)(b)	5.75%	4	178,185

Telecommunications: Wireless 0.22%
American Tower Corp.	5.25%	5	542,640
Crown Castle International Corp.	4.50%	15	1,528,800
Total			2,071,440
Total Convertible Preferred Stocks (cost $29,554,847)			32,735,642

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(e) 2.28%

Chemicals 0.11%
OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020	$1,000	$1,014,580

Food & Drug Retailers 0.33%
Albertson’s LLC Term Loan B2	4.75%	3/21/2019	743	747,472
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	2,300	2,354,625
Total				3,102,097

Food: Wholesale 0.24%
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	2,145	2,227,729

Health Facilities 0.27%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	571	575,003
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	1,963	1,974,128
Total				2,549,131

Machinery 0.19%
Generac Power Systems, Inc. Term Loan B	3.25%	5/31/2020	1,831	1,822,693

Media: Cable 0.16%
Virgin Media Investment Holdings Ltd. Facility Term Loan B (United Kingdom)(b)	3.50%	6/5/2020	1,500	1,497,150

Oil Field Equipment & Services 0.27%
Fieldwood Energy LLC 2nd Lien Closing Date Loan	8.375%	9/30/2020	2,400	2,479,500

Software/Services 0.28%
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021	1,000	1,023,335
SRA International, Inc. Term Loan	6.50%	7/20/2018	1,570	1,578,104
Total				2,601,439

Specialty Retail 0.14%
BJ’s Wholesale Club, Inc. 2nd Lien 2013 (November) Loan	8.50%	3/26/2020	825	847,432
Brookstone Co., Inc. Term Loan A	5.50%	4/4/2015	271	271,179
Brookstone Co., Inc. Term loan B	0.30%	4/4/2015	164	163,837
Total				1,282,448

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 0.29%
Allied Security Holdings LLC 2nd Lien Term Loan	8.00%	8/13/2021	$825	$829,645
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	825	857,484
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	1,000	999,375
Total				2,686,504
Total Floating Rate Loans (cost $20,867,044)				21,263,271

FOREIGN BOND(a) 0.04%

United Kingdom
R&R Ice Cream plc† (cost $338,700)	5.50%	5/15/2020	GBP 200	340,226

FOREIGN GOVERNMENT OBLIGATION 0.09%

Bermuda
Government of Bermuda† (cost $800,000)	4.138%	1/3/2023	$800	804,000

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.62%
Federal National Mortgage Assoc.	3.50%	7/1/2043	9,520	9,817,392
Federal National Mortgage Assoc.	4.00%	4/1/2044	4,986	5,300,248
Total Government Sponsored Enterprises Pass-Throughs (cost $14,900,867)				15,117,640

HIGH YIELD CORPORATE BONDS 73.97%

Aerospace/Defense 1.62%
B/E Aerospace, Inc.	5.25%	4/1/2022	3,300	3,609,375
CPI International, Inc.	8.75%	2/15/2018	1,950	2,052,375
GenCorp, Inc.	7.125%	3/15/2021	2,000	2,195,000
Spirit AeroSystems, Inc.	6.75%	12/15/2020	2,250	2,430,000
SRA International, Inc.	11.00%	10/1/2019	1,275	1,373,813
TransDigm, Inc.†	6.00%	7/15/2022	775	797,281
TransDigm, Inc.†	6.50%	7/15/2024	1,200	1,251,000
Triumph Group, Inc.	4.875%	4/1/2021	1,350	1,353,375
Total				15,062,219

Airlines 0.18%
United Airlines, Inc.	6.636%	7/2/2022	658	726,666
United Continental Holdings, Inc.	6.00%	7/15/2028	1,000	967,500
Total				1,694,166

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2014

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Apparel/Textiles 0.54%
Hanesbrands, Inc.	6.375%	12/15/2020		$600	$651,750
Levi Strauss & Co.	7.625%	5/15/2020		1,000	1,081,250
Perry Ellis International, Inc.	7.875%	4/1/2019		1,800	1,872,000
Springs Industries, Inc.	6.25%	6/1/2021		525	538,125
William Carter Co. (The)†	5.25%	8/15/2021		850	890,375
Total					5,033,500

Auto Loans 0.24%
Ford Motor Credit Co. LLC	5.00%	5/15/2018		2,000	2,226,878

Auto Parts & Equipment 1.24%
Accuride Corp.	9.50%	8/1/2018		1,000	1,054,650
Dana Holding Corp.	5.375%	9/15/2021		4,000	4,200,000
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		1,000	1,070,000
Lear Corp.	5.375%	3/15/2024		1,200	1,239,000
LKQ Corp.	4.75%	5/15/2023		1,400	1,387,400
Meritor, Inc.	6.25%	2/15/2024		1,250	1,315,625
Stoneridge, Inc.†	9.50%	10/15/2017		475	508,250
Tenneco, Inc.	6.875%	12/15/2020		725	792,969
Total					11,567,894

Automakers 0.76%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		3,475	3,944,125
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		1,750	1,865,937
Oshkosh Corp.	5.375%	3/1/2022		1,250	1,293,750
Total					7,103,812

Banking 1.57%
JPMorgan Chase & Co.	1.625%	5/15/2018		2,000	1,994,044
JPMorgan Chase & Co.	6.75%	—	(f)	1,500	1,621,875
LBG Capital No.1 plc†(g)	8.00%	—	(f)	400	443,800
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	—	(f)	634	676,161
M&T Bank Corp.	6.45%	—	(f)	850	910,563
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		725	822,286
Nordea Bank AB (Sweden)†(b)	4.25%	9/21/2022		780	809,504
Popular, Inc.	7.00%	7/1/2019		1,000	1,020,000
Regions Bank	6.45%	6/26/2037		1,250	1,490,017
Regions Bank	7.50%	5/15/2018		800	952,178

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%	12/15/2022		$500	$548,690
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.64%	—	(f)	1,000	1,073,750
SVB Financial Group	5.375%	9/15/2020		600	680,817
Synovus Financial Corp.	7.875%	2/15/2019		700	805,000
Wachovia Capital Trust III	5.57%	—	(f)	750	731,250
Washington Mutual Bank(d)	6.875%	6/15/2011		1,250	125
Total					14,580,060

Beverages 0.22%
Constellation Brands, Inc.	4.25%	5/1/2023		2,000	2,012,500

Brokerage 0.18%
Cantor Fitzgerald LP†	7.875%	10/15/2019		400	445,801
Raymond James Financial, Inc.	8.60%	8/15/2019		950	1,200,955
Total					1,646,756

Building & Construction 0.63%
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		1,025	937,875
K. Hovnanian Enterprises, Inc.†	7.00%	1/15/2019		350	358,094
KB Home	9.10%	9/15/2017		1,000	1,182,500
Lennar Corp.	12.25%	6/1/2017		550	701,250
Ryland Group, Inc. (The)	5.375%	10/1/2022		1,500	1,496,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021		1,200	1,224,000
Total					5,899,969

Building Materials 0.81%
HD Supply, Inc.	7.50%	7/15/2020		700	768,250
Hillman Group, Inc. (The)†	6.375%	7/15/2022		250	251,250
Interline Brands, Inc. PIK	10.00%	11/15/2018		650	698,750
Masco Corp.	7.125%	3/15/2020		1,250	1,477,150
Owens Corning, Inc.	4.20%	12/15/2022		875	900,037
Owens Corning, Inc.	9.00%	6/15/2019		875	1,101,392
RSI Home Products, Inc.†	6.875%	3/1/2018		500	535,000
WESCO Distribution, Inc.†	5.375%	12/15/2021		1,810	1,855,250
Total					7,587,079

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 1.79%
Airgas, Inc.	3.65%	7/15/2024	$775	$783,844
Ashland, Inc.	4.75%	8/15/2022	750	757,500
Axiall Corp.	4.875%	5/15/2023	1,700	1,697,875
Braskem Finance Ltd.	6.45%	2/3/2024	265	283,881
Chemtura Corp.	5.75%	7/15/2021	1,500	1,563,750
Eagle Spinco, Inc.	4.625%	2/15/2021	2,450	2,440,813
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	1,000	1,042,500
LyondellBasell Industries NV (Netherlands)(b)	6.00%	11/15/2021	200	239,516
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	875	968,958
Monsanto Co.	2.75%	7/15/2021	1,150	1,151,379
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,318,528
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	1,200	1,260,000
Polymer Group, Inc.†	6.875%	6/1/2019	1,000	1,020,000
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	1,000	1,042,500
TPC Group, Inc.†	8.75%	12/15/2020	1,000	1,112,500
Total				16,683,544

Computer Hardware 0.23%
NCR Corp.†	6.375%	12/15/2023	1,500	1,635,000
Seagate HDD Cayman	6.875%	5/1/2020	454	492,023
Total				2,127,023

Consumer Products 1.12%
Avon Products, Inc.	4.60%	3/15/2020	1,250	1,297,872
Elizabeth Arden, Inc.	7.375%	3/15/2021	3,000	3,187,500
Prestige Brands, Inc.†	5.375%	12/15/2021	1,500	1,537,500
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020	1,475	1,605,906
Spectrum Brands, Inc.	6.375%	11/15/2020	2,375	2,565,000
Spectrum Brands, Inc.	6.625%	11/15/2022	225	244,688
Total				10,438,466

Consumer/Commercial/Lease Financing 3.32%
Air Lease Corp.	3.875%	4/1/2021	1,000	1,025,000
Air Lease Corp.	4.75%	3/1/2020	3,250	3,526,250
CIT Group, Inc.	5.00%	8/15/2022	5,500	5,713,125
Discover Bank	7.00%	4/15/2020	950	1,142,495
Discover Financial Services	3.85%	11/21/2022	3,150	3,212,842
International Lease Finance Corp.	6.25%	5/15/2019	2,900	3,255,250
International Lease Finance Corp.	8.25%	12/15/2020	2,460	3,044,250

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	$2,550	$2,569,125
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	6/1/2022	1,200	1,206,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	1,500	1,584,375
Navient Corp.	4.875%	6/17/2019	550	568,205
Navient Corp.	5.50%	1/15/2019	975	1,038,375
Navient Corp.	8.45%	6/15/2018	1,500	1,776,563
Ocwen Financial Corp.†	6.625%	5/15/2019	1,250	1,293,750
Total				30,955,605

Department Stores 0.15%
Bon-Ton Department Stores, Inc. (The)	8.00%	6/15/2021	750	718,125
JC Penney Corp., Inc.	5.65%	6/1/2020	800	704,000
Total				1,422,125

Diversified Capital Goods 1.36%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(b)	7.75%	12/15/2020	2,000	2,150,000
Actuant Corp.	5.625%	6/15/2022	875	923,125
Anixter, Inc.	5.625%	5/1/2019	925	997,843
Artesyn Escrow, Inc.†	9.75%	10/15/2020	1,550	1,538,375
Belden, Inc.†	5.50%	9/1/2022	1,500	1,560,000
Constellation Enterprises LLC†	10.625%	2/1/2016	925	864,875
Mueller Water Products, Inc.	7.375%	6/1/2017	475	485,094
Park-Ohio Industries, Inc.	8.125%	4/1/2021	800	886,000
SPX Corp.	6.875%	9/1/2017	1,300	1,469,000
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	575	603,750
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,189,760
Total				12,667,822

Electric: Distribution/Transportation 0.03%
ITC Holdings Corp.	3.65%	6/15/2024	250	249,661

Electric: Generation 0.67%
Calpine Corp.†	7.50%	2/15/2021	1,089	1,182,926
DPL, Inc.	7.25%	10/15/2021	2,000	2,210,000
NRG Energy, Inc.†	6.25%	7/15/2022	1,000	1,067,500
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,600	1,736,000
Total				6,196,426

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.64%
AES Corp. (The)	4.875%	5/15/2023	$950	$945,250
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,181,698
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,188,917
FirstEnergy Transmission LLC†	4.35%	1/15/2025	450	455,600
National Fuel Gas Co.	6.50%	4/15/2018	1,000	1,153,193
Total				5,924,658

Electronics 0.87%
Entegris, Inc.†	6.00%	4/1/2022	1,200	1,242,000
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	2,500	2,668,750
Freescale Semiconductor, Inc.	10.75%	8/1/2020	2,550	2,887,875
Micron Technology, Inc.†	5.875%	2/15/2022	1,250	1,343,750
Total				8,142,375

Energy: Exploration & Production 8.45%
Antero Resources Finance Corp.	5.375%	11/1/2021	1,750	1,822,187
Athlon Holdings LP/Athlon Finance Corp.†	6.00%	5/1/2022	1,600	1,660,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.	7.75%	1/15/2021	2,200	2,288,000
Berry Petroleum Co. LLC	6.375%	9/15/2022	500	535,000
Berry Petroleum Co. LLC	6.75%	11/1/2020	2,450	2,590,875
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	2,275	2,474,062
Chaparral Energy, Inc.	7.625%	11/15/2022	800	868,000
Chaparral Energy, Inc.	8.25%	9/1/2021	2,975	3,279,937
Concho Resources, Inc.	5.50%	4/1/2023	3,800	4,104,000
Concho Resources, Inc.	7.00%	1/15/2021	1,000	1,102,500
Continental Resources, Inc.	4.50%	4/15/2023	1,250	1,337,606
Continental Resources, Inc.	8.25%	10/1/2019	500	530,612
Crimson Merger Sub, Inc.†	6.625%	5/15/2022	1,750	1,739,062
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	3,000	3,180,000
Diamondback Energy, Inc.†	7.625%	10/1/2021	2,200	2,431,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	3,225,000
EOG Resources, Inc.	4.40%	6/1/2020	1,000	1,108,784
Forest Oil Corp.	7.25%	6/15/2019	525	522,375
Halcon Resources Corp.	9.75%	7/15/2020	2,000	2,192,500
Hilcorp Energy I LP/Hilcorp Finance Co.†(h)	5.00%	12/1/2024	925	927,313
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	2,058,875
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	1,500	1,571,250

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	$1,850	$2,058,125
Laredo Petroleum, Inc.	5.625%	1/15/2022	550	571,313
Laredo Petroleum, Inc.	7.375%	5/1/2022	600	673,500
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	1,200	1,224,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	1,700	1,836,000
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	750	800,625
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	1,900	2,023,500
Newfield Exploration Co.	5.625%	7/1/2024	2,750	3,031,875
Oasis Petroleum, Inc.	6.50%	11/1/2021	1,000	1,080,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,650	1,757,250
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	875	872,813
PDC Energy, Inc.	7.75%	10/15/2022	1,100	1,232,000
Plains Exploration & Production Co.	6.50%	11/15/2020	1,463	1,640,389
Plains Exploration & Production Co.	6.75%	2/1/2022	390	445,088
QEP Resources, Inc.	6.80%	3/1/2020	400	439,000
QEP Resources, Inc.	6.875%	3/1/2021	400	451,000
Range Resources Corp.	5.00%	3/15/2023	1,300	1,391,000
Rice Energy, Inc.†	6.25%	5/1/2022	1,500	1,539,375
Seventy Seven Energy, Inc.†	6.50%	7/15/2022	1,000	1,026,250
SM Energy Co.	6.50%	11/15/2021	1,299	1,412,663
SM Energy Co.	6.50%	1/1/2023	620	674,250
SM Energy Co.	6.625%	2/15/2019	2,143	2,282,295
Stone Energy Corp.	7.50%	11/15/2022	3,800	4,208,500
Ultra Petroleum Corp.†	5.75%	12/15/2018	500	526,250
W&T Offshore, Inc.	8.50%	6/15/2019	1,475	1,600,375
WPX Energy, Inc.	6.00%	1/15/2022	2,250	2,413,125
Total				78,759,499

Environmental 0.33%
Clean Harbors, Inc.	5.25%	8/1/2020	1,200	1,243,500
Covanta Holding Corp.	5.875%	3/1/2024	1,750	1,817,813
Total				3,061,313

Food & Drug Retailers 1.13%
Cencosud SA (Chile)†(b)	4.875%	1/20/2023	450	457,224
Ingles Markets, Inc.	5.75%	6/15/2023	1,000	1,017,500
New Albertson’s, Inc.	7.45%	8/1/2029	500	476,250
New Albertson’s, Inc.	7.75%	6/15/2026	1,500	1,477,500
Rite Aid Corp.†	6.875%	12/15/2028	600	610,500

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers (continued)
Rite Aid Corp.	7.70%	2/15/2027	$3,250	$3,648,125
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017	1,350	1,474,875
Tops Holding II Corp.	8.75%	6/15/2018	1,275	1,335,563
Total				10,497,537

Food: Wholesale 1.81%
B&G Foods, Inc.	4.625%	6/1/2021	2,675	2,688,375
BRF SA (Brazil)†(b)	3.95%	5/22/2023	1,000	947,500
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	400	420,000
Diamond Foods, Inc.†	7.00%	3/15/2019	1,250	1,312,500
H.J. Heinz Co.	4.25%	10/15/2020	2,200	2,216,500
Ingredion, Inc.	4.625%	11/1/2020	525	566,461
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	1,300	1,300,000
Land O’Lakes, Inc.†	6.00%	11/15/2022	850	920,125
Post Holdings, Inc.†	6.00%	12/15/2022	125	127,656
Post Holdings, Inc.	7.375%	2/15/2022	1,250	1,354,688
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,000	1,100,000
US Foods, Inc.	8.50%	6/30/2019	2,400	2,571,600
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	1,150	1,314,261
Total				16,839,666

Forestry/Paper 0.46%
Cascades, Inc. (Canada)†(b)	5.50%	7/15/2022	1,700	1,702,125
Louisiana-Pacific Corp.	7.50%	6/1/2020	650	718,250
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	700	750,750
Rock-Tenn Co.	4.90%	3/1/2022	1,000	1,093,252
Total				4,264,377

Gaming 1.42%
CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,077,500
Graton Economic Development Authority†	9.625%	9/1/2019	1,750	1,999,375
MCE Finance Ltd. (Macao)†(b)	5.00%	2/15/2021	1,750	1,776,250
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	800	892,000
MTR Gaming Group, Inc.	11.50%	8/1/2019	725	818,344
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	1,250	1,343,750
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	1,400	1,484,000
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	750	819,375
River Rock Entertainment Authority (The)(d)	9.00%	11/1/2018	431	109,905
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	868	950,460

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	$2,000	$1,970,000
Total				13,240,959

Gas Distribution 3.15%
Access Midstream Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	500	555,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.00%	12/15/2020	1,300	1,371,500
El Paso LLC	6.50%	9/15/2020	1,500	1,668,750
Energy Transfer Partners LP	5.20%	2/1/2022	250	277,077
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	675	707,906
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.625%	6/15/2020	1,173	1,258,042
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	368,648
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	225	228,375
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	1,526	1,670,970
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,500,951
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,250	1,371,875
Kinder Morgan, Inc.†	5.00%	2/15/2021	1,250	1,303,125
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	800	846,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	1,150	1,230,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	260	285,350
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	900	981,000
NGL Energy Partners LP/NGL Energy Finance Corp.†(h)	5.125%	7/15/2019	550	554,125
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	534,754
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	729,253
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,050	1,143,187
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	950	1,009,375
Sabine Pass Liquefaction LLC†	5.75%	5/15/2024	3,000	3,131,250
Southeast Supply Header LLC†	4.25%	6/15/2024	1,450	1,478,809
Southern Star Central Corp.†	5.125%	7/15/2022	660	666,600
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50%	6/1/2024	750	761,250

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	$957	$1,045,523
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	675	715,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	525	556,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,300	1,394,250
Total				29,345,445

Health Facilities 3.45%
Amsurg Corp.	5.625%	11/30/2020	2,325	2,359,875
CHS/Community Health Systems, Inc.†	6.875%	2/1/2022	1,000	1,065,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	4,000	4,390,000
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	1,575	1,587,797
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	2,750	2,949,375
HCA Holdings, Inc.	6.25%	2/15/2021	1,250	1,345,312
HCA Holdings, Inc.	7.75%	5/15/2021	3,000	3,296,250
HCA, Inc.	6.50%	2/15/2020	500	563,750
HCA, Inc.	7.50%	2/15/2022	2,000	2,312,500
HCA, Inc.	7.58%	9/15/2025	219	245,280
HCA, Inc.	7.69%	6/15/2025	890	1,007,925
HealthSouth Corp.	8.125%	2/15/2020	1,600	1,722,000
Kindred Healthcare, Inc.†	6.375%	4/15/2022	1,500	1,515,000
LifePoint Hospitals, Inc.†	5.50%	12/1/2021	1,250	1,312,500
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	1,250	1,282,952
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	475	515,708
Tenet Healthcare Corp.	8.125%	4/1/2022	4,000	4,640,000
Total				32,111,224

Health Services 0.37%
Envision Healthcare Corp.†	5.125%	7/1/2022	775	783,719
STHI Holding Corp.†	8.00%	3/15/2018	1,000	1,061,250
Truven Health Analytics, Inc.	10.625%	6/1/2020	1,450	1,598,625
Total				3,443,594

Hotels 0.63%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†	5.625%	10/15/2021	1,750	1,862,656
Host Hotels & Resorts LP	5.25%	3/15/2022	1,500	1,656,230
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	1,400	1,515,500
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	800	802,000
Total				5,836,386

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.47%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	$1,050	$1,114,313
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021	1,650	1,775,812
Trinity Acquisition plc (United Kingdom)(b)	4.625%	8/15/2023	800	830,351
Willis North America, Inc.	7.00%	9/29/2019	600	704,932
Total				4,425,408

Integrated Energy 0.06%
Alta Wind Holdings LLC†	7.00%	6/30/2035	540	601,182

Investments & Miscellaneous Financial Services 1.48%
Affiliated Managers Group, Inc.	4.25%	2/15/2024	2,000	2,073,328
Ares Capital Corp.	4.875%	11/30/2018	1,175	1,251,556
FMR LLC†	5.35%	11/15/2021	800	910,590
Legg Mason, Inc.	2.70%	7/15/2019	800	806,568
Legg Mason, Inc.	5.50%	5/21/2019	1,000	1,156,997
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	300	318,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,700	2,895,750
Nuveen Investments, Inc.†	9.125%	10/15/2017	1,900	2,068,625
Nuveen Investments, Inc.†	9.50%	10/15/2020	1,950	2,320,500
Total				13,802,664

Leisure 0.52%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	1,250	1,293,750
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	788	825,092
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	675	712,125
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	975	1,116,375
Speedway Motorsports, Inc.	6.75%	2/1/2019	800	852,000
Total				4,799,342

Life Insurance 0.13%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	1,125	1,228,922

Machinery 1.24%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	825	927,094
Flowserve Corp.	3.50%	9/15/2022	885	875,569
Gardner Denver, Inc.†	6.875%	8/15/2021	1,500	1,582,500
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	1,000	1,095,000
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	2,250	2,520,000

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery (continued)
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	$1,600	$1,760,000
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	500	550,000
Steelcase, Inc.	6.375%	2/15/2021	1,000	1,151,060
Waterjet Holdings, Inc.†	7.625%	2/1/2020	1,000	1,065,000
Total				11,526,223

Managed Care 0.35%
Centene Corp.	5.75%	6/1/2017	1,400	1,529,500
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	1,625	1,706,250
Total				3,235,750

Media: Broadcast 1.22%
AMC Networks, Inc.	4.75%	12/15/2022	1,000	1,005,000
AMC Networks, Inc.	7.75%	7/15/2021	2,200	2,472,250
Clear Channel Communications, Inc.	9.00%	12/15/2019	4,000	4,280,000
Clear Channel Communications, Inc.†	10.00%	1/15/2018	1,400	1,359,750
Clear Channel Communications, Inc.	11.25%	3/1/2021	1,600	1,820,000
SiTV LLC/SiTV Finance, Inc.†(h)	10.375%	7/1/2019	450	463,500
Total				11,400,500

Media: Cable 3.41%
Altice SA (Luxembourg)†(b)	7.75%	5/15/2022	2,000	2,140,000
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	3,067,500
CCO Holdings LLC/CCO Holdings Capital Corp.	5.75%	9/1/2023	3,250	3,380,000
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	750	809,063
CSC Holdings LLC	8.625%	2/15/2019	1,100	1,311,750
DISH DBS Corp.	5.125%	5/1/2020	2,750	2,897,812
DISH DBS Corp.	5.875%	7/15/2022	1,275	1,386,562
DISH DBS Corp.	6.75%	6/1/2021	1,225	1,399,562
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	800	896,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	3,000	3,180,000
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	150	164,250
Mediacom LLC/Mediacom Capital Corp.	9.125%	8/15/2019	1,975	2,078,687
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018	750	804,375
Numericable Group SA (France)†(b)	6.00%	5/15/2022	1,050	1,093,313
Numericable Group SA (France)†(b)	6.25%	5/15/2024	300	313,500
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	525	576,188
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	2,500	2,600,000

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable (continued)
UPCB Finance V Ltd.†	7.25%	11/15/2021	$1,150	$1,270,750
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	750	795,000
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	1,500	1,582,500
Total				31,746,812

Media: Diversified 0.43%
21st Century Fox America, Inc.	4.50%	2/15/2021	1,000	1,098,452
Netflix, Inc.	5.375%	2/1/2021	2,800	2,947,000
Total				4,045,452

Media: Services 0.65%
Affinion Investments LLC†	13.50%	8/15/2018	500	522,500
Nielsen Co. Luxembourg SARL (The) (Luxembourg)†(b)	5.50%	10/1/2021	1,000	1,037,500
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	1,550	1,569,375
Southern Graphics, Inc.†	8.375%	10/15/2020	1,200	1,278,000
WMG Acquisition Corp.†	5.625%	4/15/2022	375	378,281
WMG Acquisition Corp.†	6.75%	4/15/2022	1,300	1,306,500
Total				6,092,156

Medical Products 0.91%
Biomet, Inc.	6.50%	8/1/2020	2,000	2,165,000
Grifols Worldwide Operations Ltd. (Ireland)†(b)	5.25%	4/1/2022	1,800	1,872,000
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	650	736,125
Mallinckrodt International Finance SA (Luxembourg)(b)	4.75%	4/15/2023	2,300	2,242,500
Polymer Group, Inc.	7.75%	2/1/2019	1,125	1,200,937
Teleflex, Inc.†	5.25%	6/15/2024	275	278,438
Total				8,495,000

Metals/Mining (Excluding Steel) 0.75%
Arch Coal, Inc.	7.25%	6/15/2021	500	367,500
CONSOL Energy, Inc.†	5.875%	4/15/2022	1,650	1,732,500
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	5/15/2022	600	627,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	2,000	2,185,000
Kinross Gold Corp. (Canada)†(b)	5.95%	3/15/2024	1,000	1,042,422
Mirabela Nickel Ltd. (Australia)†(b)(d)	8.75%	4/15/2018	1,175	282,000
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	700	735,660
Total				6,972,082

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 1.18%
Dresser-Rand Group, Inc.	6.50%	5/1/2021	$1,250	$1,343,750
FMC Technologies, Inc.	3.45%	10/1/2022	750	744,068
Gulfmark Offshore, Inc.	6.375%	3/15/2022	1,365	1,426,425
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	3,000	3,120,000
Key Energy Services, Inc.	6.75%	3/1/2021	400	418,000
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	250	273,125
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,125,000
Seadrill Ltd.†	6.625%	9/15/2020	2,000	2,045,000
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	450	478,125
Total				10,973,493

Oil Refining & Marketing 0.35%
Rose Rock Midstream LP/Rose Rock Finance Corp.†(h)	5.625%	7/15/2022	375	380,625
Tesoro Corp.	5.125%	4/1/2024	1,000	1,012,500
Tesoro Corp.	5.375%	10/1/2022	1,750	1,837,500
Total				3,230,625

Packaging 2.37%
AEP Industries, Inc.	8.25%	4/15/2019	1,800	1,901,250
Ball Corp.	4.00%	11/15/2023	2,500	2,393,750
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	2,250	2,505,937
Pactiv LLC	7.95%	12/15/2025	775	833,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,000	1,060,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	1,175	1,283,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	6,500	6,808,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	700	778,750
Sealed Air Corp.†	6.875%	7/15/2033	3,000	3,135,000
Sealed Air Corp.†	8.375%	9/15/2021	1,175	1,351,250
Total				22,051,500

Pharmaceuticals 1.50%
Bristol-Myers Squibb Co.	1.75%	3/1/2019	1,750	1,737,185
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	500	515,938
Endo Finance Co. LLC†	5.75%	1/15/2022	1,500	1,533,750
JLL/Delta Dutch Newco BV (Netherlands)†(b)	7.50%	2/1/2022	1,600	1,662,000

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	$2,225	$2,403,000
Salix Pharmaceuticals Ltd.†	6.00%	1/15/2021	1,250	1,343,750
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	2,250	2,320,312
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	2,325	2,479,031
Total				13,994,966

Printing & Publishing 0.15%
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,300	1,381,250

Property & Casualty 0.22%
Liberty Mutual Group, Inc.†	7.80%	3/15/2037	1,750	2,073,750

Railroads 0.17%
Kansas City Southern de Mexico SA de CV (Mexico)(b)	2.35%	5/15/2020	1,100	1,055,178
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	550	563,750
Total				1,618,928

Real Estate Development & Management 0.16%
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	800	850,000
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	600	607,314
Total				1,457,314

Real Estate Investment Trusts 0.45%
DDR Corp.	7.875%	9/1/2020	790	1,000,903
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	800	931,359
Health Care REIT, Inc.	4.95%	1/15/2021	1,000	1,112,331
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,163,961
Total				4,208,554

Restaurants 0.07%
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	625	629,688

Software/Services 2.78%
Alliance Data Systems Corp.†	6.375%	4/1/2020	5,100	5,457,000
BMC Software Finance, Inc.†	8.125%	7/15/2021	1,250	1,292,188
Boxer Parent Co., Inc. PIK†	9.00%	10/15/2019	625	612,500
Ceridian LLC/Comdata, Inc.†	8.125%	11/15/2017	500	506,250
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,000	1,027,233
First Data Corp.†	8.25%	1/15/2021	5,250	5,775,000
First Data Corp.	11.25%	1/15/2021	618	723,060

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Software/Services (continued)
First Data Corp.	12.625%	1/15/2021	$2,831	$3,492,746
iGATE Corp.†	4.75%	4/15/2019	475	485,688
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	1,250	1,381,250
SunGard Data Systems, Inc.	6.625%	11/1/2019	2,500	2,643,750
SunGard Data Systems, Inc.	7.625%	11/15/2020	400	438,000
Syniverse Holdings, Inc.	9.125%	1/15/2019	1,250	1,342,187
VeriSign, Inc.	4.625%	5/1/2023	750	744,675
Total				25,921,527

Specialty Retail 2.24%
Brookstone Co., Inc.†(d)	13.00%	10/15/2014	317	147,596
Brown Shoe Co., Inc.	7.125%	5/15/2019	1,500	1,586,250
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	1,500	1,507,500
Claire’s Stores, Inc.†	7.75%	6/1/2020	600	439,500
Claire’s Stores, Inc.	8.875%	3/15/2019	2,200	1,925,000
CST Brands, Inc.	5.00%	5/1/2023	1,350	1,356,750
DBP Holding Corp.†	7.75%	10/15/2020	1,385	1,218,800
Limited Brands, Inc.	7.00%	5/1/2020	1,100	1,269,125
Limited Brands, Inc.	7.60%	7/15/2037	400	445,000
Limited Brands, Inc.	8.50%	6/15/2019	550	677,875
Men’s Wearhouse, Inc. (The)†	7.00%	7/1/2022	350	364,000
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	925	949,281
Michaels Stores, Inc.	7.75%	11/1/2018	600	636,000
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	2,250	2,435,625
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	768	826,560
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	1,250	1,284,375
QVC, Inc.	4.375%	3/15/2023	900	915,864
QVC, Inc.†	7.375%	10/15/2020	1,200	1,288,510
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	800	826,000
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	700	749,000
Total				20,848,611

Steel Producers/Products 0.57%
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	993,505
ArcelorMittal (Luxembourg)(b)	5.75%	8/5/2020	4,000	4,315,000
Total				5,308,505

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Support: Services 2.31%
Audatex North America, Inc.†	6.00%	6/15/2021	$800	$858,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50%	4/1/2023	1,600	1,644,000
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	1,500	1,530,000
First Data Holdings, Inc. PIK†	14.50%	9/24/2019	812	877,118
FTI Consulting, Inc.	6.00%	11/15/2022	1,325	1,369,719
FTI Consulting, Inc.	6.75%	10/1/2020	1,370	1,469,325
Hertz Corp. (The)	5.875%	10/15/2020	2,500	2,625,000
Iron Mountain, Inc.	5.75%	8/15/2024	2,500	2,587,500
MasTec, Inc.	4.875%	3/15/2023	1,450	1,435,500
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	700	749,000
Sotheby’s†	5.25%	10/1/2022	1,500	1,466,250
United Rentals North America, Inc.	5.75%	11/15/2024	1,025	1,067,281
United Rentals North America, Inc.	6.125%	6/15/2023	1,750	1,885,625
United Rentals North America, Inc.	7.625%	4/15/2022	1,500	1,691,250
United Rentals North America, Inc.	8.25%	2/1/2021	250	279,375
Total				21,534,943

Telecommunications Equipment 0.38%
Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	1,300	1,293,500
Avaya, Inc.†	7.00%	4/1/2019	750	753,750
CommScope, Inc.†	5.50%	6/15/2024	1,500	1,531,875
Total				3,579,125

Telecommunications: Integrated/Services 3.49%
CenturyLink, Inc.	6.45%	6/15/2021	3,250	3,542,500
CenturyLink, Inc.	6.75%	12/1/2023	2,500	2,743,750
DigitalGlobe, Inc.	5.25%	2/1/2021	1,700	1,691,500
Dycom Investments, Inc.	7.125%	1/15/2021	1,170	1,263,600
Equinix, Inc.	4.875%	4/1/2020	2,000	2,060,000
Equinix, Inc.	7.00%	7/15/2021	900	997,875
Frontier Communications Corp.	7.625%	4/15/2024	700	756,875
Frontier Communications Corp.	9.25%	7/1/2021	700	840,875
Hughes Satellite Systems Corp.	7.625%	6/15/2021	2,500	2,875,000
Intelsat Luxembourg SA (Luxembourg)(b)	7.75%	6/1/2021	4,000	4,250,000
Intelsat Luxembourg SA (Luxembourg)(b)	8.125%	6/1/2023	1,250	1,356,250
Sable International Finance Ltd.†	8.75%	2/1/2020	1,500	1,695,000
SES SA (Luxembourg)†(b)	3.60%	4/4/2023	810	821,198
Softbank Corp. (Japan)†(b)	4.50%	4/15/2020	1,300	1,326,000

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications: Integrated/Services (continued)
Verizon Communications, Inc.	3.45%	3/15/2021	$3,800	$3,932,799
Verizon Communications, Inc.	5.15%	9/15/2023	1,100	1,233,289
ViaSat, Inc.	6.875%	6/15/2020	1,000	1,082,500
Total				32,469,011

Telecommunications: Wireless 4.02%
American Tower Corp.	4.70%	3/15/2022	2,700	2,908,216
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	1,365	1,372,838
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	400	523,000
Crown Castle International Corp.	5.25%	1/15/2023	2,000	2,095,000
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	1,000	1,045,000
Digicel Group Ltd. (Jamaica)†(b)	8.25%	9/30/2020	1,200	1,314,000
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,750	1,855,000
Inmarsat Finance plc (United Kingdom)†(b)	4.875%	5/15/2022	800	810,000
MetroPCS Wireless, Inc.	6.625%	11/15/2020	1,000	1,071,250
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	500	502,500
SBA Telecommunications, Inc.	5.75%	7/15/2020	1,750	1,863,750
Sprint Capital Corp.	6.90%	5/1/2019	1,925	2,131,937
Sprint Communications, Inc.†	7.00%	3/1/2020	1,250	1,443,750
Sprint Communications, Inc.	7.00%	8/15/2020	1,250	1,389,063
Sprint Corp.†	7.25%	9/15/2021	1,575	1,742,344
Sprint Corp.†	7.875%	9/15/2023	4,150	4,627,250
T-Mobile USA, Inc.	6.50%	1/15/2024	4,000	4,285,000
T-Mobile USA, Inc.	6.542%	4/28/2020	2,750	2,980,312
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	750	791,250
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021	2,500	2,675,000
Total				37,426,460

Theaters & Entertainment 0.47%
Activision Blizzard, Inc.†	5.625%	9/15/2021	2,200	2,376,000
Activision Blizzard, Inc.†	6.125%	9/15/2023	625	689,062
Regal Entertainment Group	5.75%	3/15/2022	1,250	1,303,125
Total				4,368,187

Transportation (Excluding Air/Rail) 0.10%
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	900	949,500
Total High Yield Corporate Bonds (cost $655,780,529)				689,019,968

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

	Dividend		Shares	Fair
Investments	Rate		(000)	Value
PREFERRED STOCKS 0.33%

Agency/Government Related 0.02%
Fannie Mae*	Zero Coupon		21	$212,175

Banking 0.23%
GMAC Capital Trust I	8.125%		25	682,500
Texas Capital Bancshares, Inc.	6.50%		40	971,252
U.S. Bancorp	3.50%		1	499,163
Total				2,152,915

Property & Casualty 0.08%
Allstate Corp. (The)	5.10%		27	689,567
Total Preferred Stocks (cost $3,327,056)				3,054,657

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
U.S. TREASURY OBLIGATION 0.59%
U.S. Treasury Note (cost $5,480,433)	3.625%	8/15/2019	$5,000	5,490,430

	Exercise	Expiration	Shares
	Price	Date	(000)
WARRANT 0.01%

Auto Parts & Equipment
Cooper-Standard Holdings, Inc.* (cost $24,655)	$27.33	11/27/2017	3	99,108
Total Long-Term Investments (cost $851,235,817)				910,610,346

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENTS 1.38%

CONVERTIBLE BOND 0.18%

Gaming
MGM Resorts International (cost $1,606,522)	4.25%	4/15/2015	$1,150	$1,691,219

Repurchase Agreement 1.20%
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $11,225,000 of U.S. Treasury Note at 2.125% due 8/31/2020; value: $11,421,438; proceeds: $11,193,594 (cost $11,193,594)			11,194	11,193,594
Total Short-Term Investments (cost $12,800,116)				12,884,813
Total Investments in Securities 99.14% (cost $864,035,933)				923,495,159
Cash and Other Assets in Excess of Liabilities(i) 0.86%				8,025,797
Net Assets 100.00%				$931,520,956

EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of June 30, 2014.
(d)	Defaulted security.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2014.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405%% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(h)	Securities purchased on a when-issued basis (See Note 2(g)).
(i)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts and futures contracts, as follows:

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Open Forward Foreign Currency Exchange Contracts at June 30, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	Morgan Stanley	9/11/2014	82,500	$112,128	$112,997	$869

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$869

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	J.P. Morgan	9/11/2014	1,855,000	$2,520,845	$2,540,729	$(19,884)
British pound	Sell	Morgan Stanley	7/17/2014	200,000	338,500	342,240	(3,740)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(23,624)

Open Futures Contracts at June 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2014	250	Short	$(31,292,969)	$(216,352)

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Common Stocks	$33,903,892	$—	$—		$33,903,892
Convertible Bonds	—	110,472,731	—		110,472,731
Convertible Preferred Stocks
Aerospace/Defense	3,585,450	—	—		3,585,450
Banking	6,340,200	—	—		6,340,200
Electric: Integrated	5,806,336	—	—		5,806,336
Forestry/Paper	2,043,000	—	—		2,043,000
Investments & Miscellaneous Financial Services(3)	—	5,328,781	—		5,328,781
Life Insurance	1,438,200	—	—		1,438,200
Railroads	—	2,024,850	—		2,024,850
Real Estate Investment Trusts	3,694,300	—	—		3,694,300
Steel Producers/Products	224,900	—	—		224,900
Telecommunications: Integrated/Services	—	178,185	—		178,185
Telecommunications: Wireless	2,071,440	—	—		2,071,440
Floating Rate Loans(4)
Chemicals	—	1,014,580	—		1,014,580
Food & Drug Retailers	—	3,102,097	—		3,102,097
Food: Wholesale	—	2,227,729	—		2,227,729
Health Facilities	—	2,549,131	—		2,549,131
Machinery	—	1,822,693	—		1,822,693
Media: Cable	—	1,497,150	—		1,497,150
Oil Field Equipment & Services	—	2,479,500	—		2,479,500
Software/Services	—	2,601,439	—		2,601,439
Specialty Retail	—	847,432	435,016		1,282,448
Support: Services	—	2,686,504	—		2,686,504
Foreign Bond	—	340,226	—		340,226
Foreign Government Obligation	—	804,000	—		804,000
Government Sponsored Enterprises Pass-Throughs	—	15,117,640	—		15,117,640
High Yield Corporate Bonds
Banking	—	14,579,935	125	(5)	14,580,060
Other	—	674,439,908	—		674,439,908
Preferred Stocks
Banking(6)	682,500	1,470,415	—		2,152,915
Other	901,742	—	—		901,742
U.S. Treasury Obligation	—	5,490,430	—		5,490,430
Warrant	99,108	—	—		99,108
Repurchase Agreement	—	11,193,594	—		11,193,594
Total	$60,791,068	$862,268,950	$435,141		$923,495,159

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2014

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency
Exchange Contracts
Assets	$—	$869	$—	$869
Liabilities	—	(23,624)	—	(23,624)
Futures Contracts
Assets	—	—	—	—
Liabilities	(216,352)	—	—	(216,352)
Unfunded Commitments
Assets	—	—	—	—
Liabilities	—	(243)	—	(243)
Total	$(216,352)	$(22,998)	$—	$(239,350)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of June 30, 2014, AMG Capital Trust II was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended June 30, 2014, $5,365,750 was transferred from Level 1 to Level 2.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(5)	High Yield Corporate Bonds Categorized as Level 3 investment is Washington Mutual Bank.
(6)	As of June 30, 2014, Texas Capital Bancshares, Inc. was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended June 30, 2014, $841,600 was transferred from Level 1 to Level 2.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bond
Balance as of January 1, 2014	$2,011,382	$125
Accrued discounts/premiums	627	—
Realized gain (loss)	(2,267)	—
Change in unrealized appreciation/depreciation	(27,692)	—
Purchases	435,016	—
Sales	(1,982,050)	—
Net transfers in or out of Level 3	—	—
Balance as of June 30, 2014	$435,016	$125

See Notes to Financial Statements.	33

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $864,035,933)	$923,495,159
Cash	14,970
Receivables:
Interest and dividends	11,457,410
Investment securities sold	6,839,586
Capital shares sold	752,376
From advisor (See Note 3)	19,992
Unrealized appreciation on forward foreign currency exchange contracts	869
Prepaid expenses and other assets	332
Total assets	942,580,694
LIABILITIES:
Payables:
Investment securities purchased	9,341,089
Capital shares reacquired	529,928
Management fee	380,929
Directors’ fees	85,751
Fund administration	30,474
Variation margin	19,530
Unrealized depreciation on forward foreign currency exchange contracts	23,624
Unrealized depreciation on unfunded commitments	243
Accrued expenses	648,170
Total liabilities	11,059,738
NET ASSETS	$931,520,956
COMPOSITION OF NET ASSETS:
Paid-in capital	$840,408,794
Undistributed net investment income	19,561,312
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	12,330,887
Net unrealized appreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	59,219,963
Net Assets	$931,520,956
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	71,731,816
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.99

34	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends (net of foreign withholding taxes of $2,243)	$1,115,352
Interest and other	22,881,814
Total investment income	23,997,166
Expenses:
Management fee	2,235,765
Non 12b-1 service fees	1,118,475
Shareholder servicing	484,686
Fund administration	178,861
Reports to shareholders	60,928
Professional	31,646
Directors’ fees	18,922
Custody	11,405
Other	8,208
Gross expenses	4,148,896
Expense reductions (See Note 9)	(379)
Management fee waived (See Note 3)	(124,141)
Net expenses	4,024,376
Net investment income	19,972,790
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	10,945,766
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	17,380,424
Net realized and unrealized gain	28,326,190
Net Increase in Net Assets Resulting From Operations	$48,298,980

See Notes to Financial Statements.	35

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$19,972,790	$40,412,713
Net realized gain on investments, futures contracts and foreign currency related transactions	10,945,766	20,523,010
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	17,380,424	3,148,752
Net increase in net assets resulting from operations	48,298,980	64,084,475
Distributions to shareholders from:
Net investment income	—	(42,075,709)
Net realized gain	—	(16,764,101)
Total distributions to shareholders	—	(58,839,810)
Capital share transactions (See Note 13):
Proceeds from sales of shares	90,320,192	222,924,997
Reinvestment of distributions	—	58,839,810
Cost of shares reacquired	(68,228,313)	(199,604,610)
Net increase in net assets resulting from capital share transactions	22,091,879	82,160,197
Net increase in net assets	70,390,859	87,404,862
NET ASSETS:
Beginning of period	$861,130,097	$773,725,235
End of period	$931,520,956	$861,130,097
Undistributed (distributions in excess of) net investment income	$19,561,312	$(411,478)

36	See Notes to Financial Statements.

Financial Highlights

	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.31		$12.21	$11.64	$11.93	$11.28	$8.91
Investment operations:
Net investment income(a)	.28		.62	.71	.73	.73	.75
Net realized and unrealized gain (loss)	.40		.39	.74	(.21)	.66	2.32
Total from investment operations	.68		1.01	1.45	.52	1.39	3.07
Distributions to shareholders from:
Net investment income	—		(.65)	(.72)	(.72)	(.74)	(.70)
Net realized gain	—		(.26)	(.16)	(.09)	—	—
Total distributions	—		(.91)	(.88)	(.81)	(.74)	(.70)
Net asset value, end of period	$12.99		$12.31	$12.21	$11.64	$11.93	$11.28
Total Return(b)	5.52	%(c)	8.17%	12.53%	4.38%	12.31%	34.31%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(c)	.90%	.90%	.90%	.90%	.86%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(c)	.90%	.90%	.90%	.90%	.86%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(c)	.93%	.93%	.93%	.94%	.96%
Net investment income	2.21	%(c)	4.89%	5.68%	5.92%	6.12%	7.11%

Supplemental Data:
Net assets, end of period (000)	$931,521		$861,130	$773,725	$625,954	$544,995	$453,589
Portfolio turnover rate	22.39	%(c)	49.59%	46.31%	33.43%	39.29%	51.76%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The

38

Notes to Financial Statements (unaudited)(continued)

Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

39

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

40

Notes to Financial Statements (unaudited)(continued)

(k)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2014, the Fund had the following unfunded loan commitment:

Security Name
Allied Security Holdings
Delayed Draw Term Loan 2nd Lien	$325,000

(l)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

41

Notes to Financial Statements (unaudited)(continued)

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .47% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six month ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .90%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing fees on the Statement of Operations.

42

Notes to Financial Statements (unaudited)(continued)

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$—	$47,339,234
Net long-term capital gains	—	11,500,576
Total distributions paid	$—	$58,839,810

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$865,905,826
Gross unrealized gain	62,751,484
Gross unrealized loss	(5,162,151)
Net unrealized security gain	$57,589,333

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$15,849,492	$239,039,846	$5,178,711	$190,111,051

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2014 (as described in note 2(g)). A forward foreign currency exchange contract reduces the

43

Notes to Financial Statements (continued)

Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2014 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2014, the Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$—	$869	$869
Total	$—	$869	$869
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$—	$23,624	$23,624
Futures Contracts(3)	216,352	—	216,352
Total	$216,352	$23,624	$239,976

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location.: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments for the six months ended June 30, 2014, were as follows:

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$—	$17,102	$17,102
Futures Contracts	(337,664)	—	(337,664)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$—	$(3,907)	$(3,907)
Futures Contracts	(675,009)	—	(675,009)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$—	$2,608,691	$2,608,691
Futures Contracts(4)	232	—	232

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2014.
(1)	Statement of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.

44

Notes to Financial Statements (unaudited)(continued)

(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$869	$—	$869
Repurchase Agreement	11,193,594	—	11,193,594
Total	$11,194,463	$—	$11,194,463

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,193,594	$—	$—	$(11,193,594)	$—
Morgan Stanley	869	(869)	—	—	—
Total	$11,194,463	$(869)	$—	$(11,193,594)	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$23,624	$—	$23,624
Total	$23,624	$—	$23,624

45

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Securities Collateral Received(a)	Net Amount(c)
J.P. Morgan Chase	$19,884	$—	$—	$—	$19,884
Morgan Stanley	3,740	(869)	—	—	2,871
Total	$23,624	$(869)	$—	$—	$22,755

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.
(c)	Net amount represents the amount owed by the Fund by each counterparty as of June 30, 2014.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

46

Notes to Financial Statements (unaudited)(continued)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate thus will affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid

47

Notes to Financial Statements (unaudited)(concluded)

securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	7,158,745	17,588,835
Reinvestment of distributions	—	4,791,663
Shares reacquired	(5,392,904)	(15,758,431)
Increase	1,765,841	6,622,067

48

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888–522–2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888–522–2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888–522–2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

49

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Bond-Debenture Portfolio	LASFBD-3-0614 (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Calibrated Dividend Growth
Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio

Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/14 -
	1/1/14	6/30/14	6/30/14
Class VC
Actual	$1,000.00	$1,062.70	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Discretionary	10.15%
Consumer Staples	17.92%
Energy	9.93%
Financials	6.08%
Health Care	9.27%
Industrials	18.31%
Information Technology	10.42%
Materials	7.66%
Telecommunication Services	2.53%
Utilities	7.06%
Repurchase Agreement	0.67%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.00%

Aerospace & Defense 5.81%
Lockheed Martin Corp.	15,492	$2,490
United Technologies Corp.	40,800	4,710
Total		7,200

Air Freight & Logistics 0.65%
FedEx Corp.	5,365	812

Auto Components 0.61%
Johnson Controls, Inc.	15,100	754

Banks 0.10%
Commerce Bancshares, Inc.	2,720	126

Beverages 3.44%
Coca-Cola Co. (The)	24,868	1,053
PepsiCo, Inc.	35,924	3,210
Total		4,263

Building Products 0.10%
A.O. Smith Corp.	2,500	124

Capital Markets 1.80%
Eaton Vance Corp.	3,836	145
Franklin Resources, Inc.	31,278	1,809
SEI Investments Co.	4,456	146
T. Rowe Price Group, Inc.	1,500	127
Total		2,227

Chemicals 6.80%
Airgas, Inc.	4,700	512
Albemarle Corp.	12,881	921
Monsanto Co.	31,895	3,979
PPG Industries, Inc.	10,503	2,207
Praxair, Inc.	1,004	133
RPM International, Inc.	9,441	436
Valspar Corp. (The)	3,214	245
Total		8,433

Commercial Services & Supplies 0.10%
Cintas Corp.	1,949	124

Investments	Shares	Fair Value (000)
Communications Equipment 3.24%
QUALCOMM, Inc.	50,757	$4,020

Containers & Packaging 0.34%
AptarGroup, Inc.	2,066	138
Bemis Co., Inc.	3,588	146
Sonoco Products Co.	3,200	141
Total		425

Diversified Telecommunication Services 2.43%
AT&T, Inc.	85,108	3,009

Electric: Utilities 5.41%
Edison International	4,600	267
NextEra Energy, Inc.	19,121	1,960
Northeast Utilities	7,670	363
PPL Corp.	28,297	1,005
Southern Co. (The)	34,906	1,584
Westar Energy, Inc.	5,000	191
Xcel Energy, Inc.	41,600	1,341
Total		6,711

Electrical Equipment 1.64%
Emerson Electric Co.	30,711	2,038

Energy Equipment & Services 1.34%
Helmerich & Payne, Inc.	14,312	1,662

Food & Staples Retailing 7.17%
CVS Caremark Corp.	2,700	204
Sysco Corp.	20,300	760
Wal-Mart Stores, Inc.	54,180	4,067
Walgreen Co.	52,021	3,856
Total		8,887

Food Products 2.07%
Archer-Daniels-Midland Co.	16,500	728
Bunge Ltd.	16,529	1,250
General Mills, Inc.	5,300	278
McCormick & Co., Inc.	4,300	308
Total		2,564

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	Fair Value (000)
Gas Utilities 0.66%
National Fuel Gas Co.	2,754	$216
UGI Corp.	12,000	606
Total		822

Health Care Equipment & Supplies 4.13%
Becton, Dickinson & Co.	12,100	1,432
C.R. Bard, Inc.	11,288	1,614
Medtronic, Inc.	25,991	1,657
Stryker Corp.	4,900	413
Total		5,116

Health Care Providers & Services 1.40%
Cardinal Health, Inc.	25,348	1,738

Hotels, Restaurants & Leisure 2.91%
McDonald’s Corp.	35,874	3,614

Household Durables 0.12%
Leggett & Platt, Inc.	4,367	150

Household Products 4.20%
Kimberly-Clark Corp.	34,635	3,852
Procter & Gamble Co. (The)	17,200	1,352
Total		5,204

Industrial Conglomerates 2.59%
3M Co.	22,462	3,217

Information Technology Services 3.18%
International Business Machines Corp.	21,787	3,949

Insurance 4.04%
ACE Ltd. (Switzerland)(a)	24,764	2,568
Aflac, Inc.	32,364	2,015
Brown & Brown, Inc.	4,025	124
HCC Insurance Holdings, Inc.	3,197	156
W.R. Berkley Corp.	3,222	149
Total		5,012

Leisure Product 0.56%
Hasbro, Inc.	13,068	693

Investments	Shares	Fair Value (000)
Machinery 5.19%
Caterpillar, Inc.	11,295	$1,228
CLARCOR, Inc.	2,041	126
Deere & Co.	32,700	2,961
Donaldson Co., Inc.	4,232	179
Lincoln Electric Holdings, Inc.	2,593	181
Stanley Black & Decker, Inc.	17,800	1,563
Valmont Industries, Inc.	1,300	198
Total		6,436

Metals & Mining 0.50%
Nucor Corp.	12,500	616

Multi-Line Retail 1.27%
Family Dollar Stores, Inc.	19,564	1,294
Target Corp.	4,800	278
Total		1,572

Multi-Utilities 0.84%
Alliant Energy Corp.	2,800	170
Consolidated Edison, Inc.	3,000	173
SCANA Corp.	12,998	700
Total		1,043

Oil, Gas & Consumable Fuels 8.56%
Chevron Corp.	33,449	4,367
EOG Resources, Inc.	2,650	310
Exxon Mobil Corp.	5,407	544
Murphy Oil Corp.	18,484	1,229
Occidental Petroleum Corp.	34,673	3,558
ONEOK, Inc.	8,900	606
Total		10,614

Pharmaceuticals 3.71%
AbbVie, Inc.	38,899	2,196
Johnson & Johnson	23,019	2,408
Total		4,604

Professional Services 0.12%
Robert Half International, Inc.	3,200	153

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	Fair Value (000)
Road & Rail 1.14%
Norfolk Southern Corp.	13,712	$1,413

Semiconductors & Semiconductor Equipment 3.84%
Intel Corp.	118,500	3,662
Microchip Technology, Inc.	22,466	1,096
Total		4,758

Software 0.12%
FactSet Research Systems, Inc.	1,240	149

Specialty Retail 3.49%
Best Buy Co., Inc.	39,579	1,227
Lowe’s Cos., Inc.	58,825	2,823
Ross Stores, Inc.	4,265	282
Total		4,332

Textiles, Apparel & Luxury Goods 1.15%
VF Corp.	22,738	1,432

Thrifts & Mortgage Finance 0.12%
People’s United Financial, Inc.	9,783	148

Tobacco 0.99%
Altria Group, Inc.	29,427	1,234

Trading Companies & Distributors 0.90%
W.W. Grainger, Inc.	4,376	1,113

Water Utilities 0.12%
Aqua America, Inc.	5,556	146

Wireless Telecommunication Services 0.10%
Telephone & Data Systems, Inc.	4,779	125
Total Common Stocks (cost $108,193,351)		122,782

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.67%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $845,000 of U.S. Treasury Note at 2.00% due 11/30/2020; value: $846,056; proceeds: $826,970 (cost $826,970)	$827	$827
Total Investments in Securities 99.67% (cost $109,020,321)		123,609
Cash and Other Assets in Excess of Liabilities(b) 0.33%		409
Net Assets 100.00%		$124,018

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2014

Open Futures Contracts at June 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2014	9	Long	$878,580	$6,630

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$122,782	$—	$—	$122,782
Repurchase Agreement	—	827	—	827
Total	$122,782	$827	$—	$123,609

Other Financial Instruments
Futures Contracts
Assets	$7	$—	$—	$7
Liabilities	—	—	—	—
Total	$7	$—	$—	$7

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $109,020,321)	$123,609,266
Deposits with brokers for futures collateral	38,925
Receivables:
Investment securities sold	2,134,032
Dividends	202,584
Capital shares sold	54,324
From advisor (See Note 3)	40,660
Variation margin	177
Total assets	126,079,968
LIABILITIES:
Payables:
Investment securities purchased	1,780,177
Capital shares reacquired	126,436
Management fee	77,360
Directors’ fees	14,829
Fund administration	4,126
Accrued expenses	59,494
Total liabilities	2,062,422
NET ASSETS	$124,017,546
COMPOSITION OF NET ASSETS:
Paid-in capital	$97,629,652
Undistributed net investment income	967,370
Accumulated net realized gain on investments and futures contracts	10,824,490
Net unrealized appreciation on investments and futures contracts	14,596,034
Net Assets	$124,017,546
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	7,172,090
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.29

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends	$1,507,903
Total investment income	1,507,903
Expenses:
Management fee	464,430
Non 12b-1 service fees	154,795
Shareholder servicing	72,643
Fund administration	24,770
Professional	24,509
Reports to shareholders	14,895
Custody	12,011
Directors’ fees	2,695
Other	2,173
Gross expenses	772,921
Expense reductions (See Note 9)	(53)
Management fee waived (See Note 3)	(246,513)
Net expenses	526,355
Net investment income	981,548
Net realized and unrealized gain (loss):
Net realized gain on investments and futures contracts	8,653,973
Net change in unrealized appreciation/depreciation on investments and futures contracts	(2,100,123)
Net realized and unrealized gain	6,553,850
Net Increase in Net Assets Resulting From Operations	$7,535,398

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$981,548	$1,956,560
Net realized gain on investments and futures contracts	8,653,973	13,547,940
Net change in unrealized appreciation/depreciation on investments and futures contracts	(2,100,123)	13,984,486
Net increase in net assets resulting from operations	7,535,398	29,488,986
Distributions to shareholders from:
Net investment income	—	(1,973,717)
Net realized gain	—	(11,305,429)
Total distributions to shareholders	—	(13,279,146)
Capital share transactions (See Note 13):
Proceeds from sales of shares	7,413,037	18,583,040
Reinvestment of distributions	—	13,279,146
Cost of shares reacquired	(19,523,811)	(30,081,920)
Net increase (decrease) in net assets resulting from capital share transactions	(12,110,774)	1,780,266
Net increase (decrease) in net assets	(4,575,376)	17,990,106
NET ASSETS:
Beginning of period	$128,592,922	$110,602,816
End of period	$124,017,546	$128,592,922
Undistributed (distributions in excess of) net investment income	$967,370	$(14,178)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.27		$14.22	$13.03	$13.39	$11.98	$10.02
Investment operations:
Net investment income(a)	.13		.26	.34	.35	.34	.38
Net realized and unrealized gain (loss)	.89		3.68	1.29	(.33)	1.44	1.97
Total from investment operations	1.02		3.94	1.63	.02	1.78	2.35
Distributions to shareholders from:
Net investment income	—		(.28)	(.44)	(.38)	(.37)	(.39)
Net realized gain	—		(1.61)	—	—	—	—
Total distributions	—		(1.89)	(.44)	(.38)	(.37)	(.39)
Net asset value, end of period	$17.29		$16.27	$14.22	$13.03	$13.39	$11.98
Total Return(b)	6.27	%(c)	27.93%	12.46%	.19%	14.77%	23.41%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(c)	.85%	1.07%	1.15%	1.15%	1.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(c)	.85%	1.07%	1.15%	1.15%	1.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.27%	1.26%	1.23%	1.24%	1.27%
Net investment income	.79	%(c)	1.62%	2.42%	2.61%	2.76%	3.52%

Supplemental Data:
Net assets, end of period (000)	$124,018		$128,593	$110,603	$114,854	$124,392	$116,764
Portfolio turnover rate	41.85	%(c)	65.36%	116.38%	22.48%	35.78%	54.60%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Calibrated Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and futures contracts on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and futures contracts on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based.

At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in

13

Notes to Financial Statements (unaudited)(continued)

excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Over $1 billion	.70%
Over $2 billion	.65%

14

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .35% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .85%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing fees on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$—	$8,612,575
Net long-term capital gains	—	4,666,571
Total distributions paid	$—	$13,279,146

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

15

Notes to Financial Statements (unaudited)(continued)

Tax cost	$109,273,314
Gross unrealized gain	14,755,962
Gross unrealized loss	(420,010)
Net unrealized security gain	$14,335,952

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$52,130,058	$63,692,525

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2014.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2014 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Net realized gain of $40,970 and net unrealized appreciation of $5,241 are included on the Statement of Operations related to futures contracts under the captions Net realized gain on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively. The average number of futures contracts throughout the period was 6.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

16

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$826,970	$—	$826,970
Total	$826,970	$—	$826,970

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$826,970	$—	$—	$(826,970)	$—
Total	$826,970	$—	$—	$(826,970)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either

17

Notes to Financial Statements (unaudited)(concluded)

$250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a rising market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

The Fund’s exposure to foreign companies and markets presents increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	449,569	1,134,615
Reinvestment of distributions	—	828,870
Shares reacquired	(1,180,050)	(1,838,702)
Increase (decrease)	(730,481)	124,783

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888–522–2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888–522–2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888–522–2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Calibrated Dividend Growth Portfolio	SFCS-PORT-3-0614 (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Classic Stock Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Classic Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Classic Stock Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	1/1/14	6/30/14	1/1/14 - 6/30/14
Class VC
Actual	$1,000.00	$1,052.80	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Discretionary	10.20%
Consumer Staples	6.67%
Energy	10.42%
Financials	18.01%
Health Care	15.46%
Industrials	11.22%
Information Technology	21.25%
Materials	3.12%
Telecommunication Services	0.63%
Utilities	0.58%
Repurchase Agreement	2.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.97%

Aerospace & Defense 3.84%
B/E Aerospace, Inc.*	4,114	$380
Boeing Co. (The)	3,148	401
Honeywell International, Inc.	4,295	399
United Technologies Corp.	4,737	547
Total		1,727

Auto Components 0.57%
BorgWarner, Inc.	3,905	255

Automobiles 0.79%
Ford Motor Co.	20,685	357

Banks 8.59%
Bank of America Corp.	7,305	112
Citigroup, Inc.	12,342	581
Comerica, Inc.	8,002	401
Fifth Third Bancorp	4,106	88
JPMorgan Chase & Co.	17,204	991
PNC Financial Services Group, Inc. (The)	3,127	279
Regions Financial Corp.	22,377	238
SunTrust Banks, Inc.	6,096	244
U.S. Bancorp	7,920	343
Wells Fargo & Co.	11,178	588
Total		3,865

Beverages 2.06%
Coca-Cola Co. (The)	12,581	533
PepsiCo, Inc.	4,395	393
Total		926

Biotechnology 3.56%
Gilead Sciences, Inc.*	5,431	450
Isis Pharmaceuticals, Inc.*	11,714	404
Medivation, Inc.*	5,984	461
Vertex Pharmaceuticals, Inc.*	3,039	288
Total		1,603

Investments	Shares	Fair Value (000)
Capital Markets 3.63%
Affiliated Managers Group, Inc.*	1,123	$231
Goldman Sachs Group, Inc. (The)	4,351	728
Morgan Stanley	12,459	403
TD Ameritrade Holding Corp.	8,719	273
Total		1,635

Chemicals 1.13%
Dow Chemical Co. (The)	2,736	141
E.I. du Pont de Nemours & Co.	1,066	69
LyondellBasell Industries NV Class A	3,072	300
Total		510

Communications Equipment 2.45%
Cisco Systems, Inc.	24,131	599
QUALCOMM, Inc.	6,374	505
Total		1,104

Construction & Engineering 0.57%
Fluor Corp.	3,310	254

Consumer Finance 1.72%
Capital One Financial Corp.	9,383	775

Containers & Packaging 0.64%
Rock-Tenn Co. Class A	2,750	290

Diversified Telecommunication Services 0.63%
Verizon Communications, Inc.	5,812	284

Electric: Utilities 0.30%
NextEra Energy, Inc.	1,339	137

Electrical Equipment 2.02%
Eaton Corp. plc	4,953	382
Emerson Electric Co.	7,910	525
Total		907

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.43%
Halliburton Co.	6,368	$452
Schlumberger Ltd.	5,423	640
Total		1,092

Food & Staples Retailing 1.66%
CVS Caremark Corp.	6,473	488
Wal-Mart Stores, Inc.	3,429	257
Total		745

Food Products 1.07%
Mondelez International, Inc. Class A	12,780	481

Health Care Equipment & Supplies 0.81%
Covidien plc (Ireland)(a)	4,032	364

Health Care Providers & Services 6.09%
Express Scripts Holding Co.*	10,477	727
HCA Holdings, Inc.*	17,076	963
McKesson Corp.	3,502	652
UnitedHealth Group, Inc.	4,848	396
Total		2,738

Hotels, Restaurants & Leisure 2.35%
Hyatt Hotels Corp. Class A*	2,740	167
MGM Resorts International*	18,663	493
Starwood Hotels & Resorts Worldwide, Inc.	4,885	395
Total		1,055

Household Products 1.53%
Colgate-Palmolive Co.	7,269	496
Procter & Gamble Co. (The)	2,434	191
Total		687

Industrial Conglomerates 1.00%
General Electric Co.	17,189	452

Information Technology Services 1.35%
International Business Machines Corp.	1,653	299
Vantiv, Inc. Class A*	9,185	309
Total		608

Investments	Shares	Fair Value (000)
Insurance 3.65%
Chubb Corp. (The)	1,680	$155
Hartford Financial Services Group, Inc. (The)	16,683	597
Lincoln National Corp.	9,044	465
Prudential Financial, Inc.	4,810	427
Total		1,644

Internet & Catalog Retail 0.62%
Amazon.com, Inc.*	864	281

Internet Software & Services 6.20%
eBay, Inc.*	7,982	400
Google, Inc. Class A*	1,008	589
Google, Inc. Class C*	1,008	580
Monster Worldwide, Inc.*	39,507	258
Pandora Media, Inc.*	13,256	391
Twitter, Inc.*	61	3
Yahoo!, Inc.*	16,166	568
Total		2,789

Machinery 1.96%
Caterpillar, Inc.	1,733	188
PACCAR, Inc.	5,401	340
Terex Corp.	8,618	354
Total		882

Media 1.71%
Twenty-First Century Fox, Inc. Class A	5,470	192
Walt Disney Co. (The)	6,712	576
Total		768

Metals & Mining 1.36%
Freeport-McMoRan Copper & Gold, Inc.	7,752	283
Reliance Steel & Aluminum Co.	2,631	194
United States Steel Corp.	5,150	134
Total		611

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	Fair Value (000)
Multi-Line Retail 1.29%
Kohl’s Corp.	5,029	$265
Macy’s, Inc.	5,427	315
Total		580

Multi-Utilities 0.28%
PG&E Corp.	2,626	126

Oil, Gas & Consumable Fuels 8.04%
Anadarko Petroleum Corp.	4,353	477
Cabot Oil & Gas Corp.	565	19
Chevron Corp.	3,318	433
EOG Resources, Inc.	4,369	511
EQT Corp.	1,246	133
Exxon Mobil Corp.	6,007	605
Hess Corp.	5,116	506
Marathon Petroleum Corp.	1,874	146
Occidental Petroleum Corp.	2,245	230
Pioneer Natural Resources Co.	1,919	441
Range Resources Corp.	1,305	114
Total		3,615

Pharmaceuticals 5.07%
Bristol-Myers Squibb Co.	12,075	586
Eli Lilly & Co.	6,449	401
Johnson & Johnson	2,229	233
Merck & Co., Inc.	7,565	437
Pfizer, Inc.	20,956	622
Total		2,279

Real Estate Investment Trusts 0.49%
Host Hotels & Resorts, Inc.	9,927	218

Road & Rail 1.55%
Union Pacific Corp.	6,976	696

Semiconductors & Semiconductor Equipment 1.49%
Intel Corp.	10,289	318
Texas Instruments, Inc.	7,405	354
Total		672

Investments	Shares	Fair Value (000)
Software 3.22%
Informatica Corp.*	5,637	$201
Microsoft Corp.	13,683	570
Oracle Corp.	13,274	538
VMware, Inc. Class A*	1,445	140
Total		1,449

Specialty Retail 1.16%
AutoZone, Inc.*	403	216
Dick’s Sporting Goods, Inc.	6,545	305
Total		521

Technology Hardware, Storage & Peripherals 6.62%
Apple, Inc.	17,983	1,671
EMC Corp.	17,223	454
Hewlett-Packard Co.	5,152	174
NCR Corp.*	15,416	541
NetApp, Inc.	3,814	139
Total		2,979

Textiles, Apparel & Luxury Goods 1.76%
Michael Kors Holdings Ltd. (Hong Kong)*(a)	2,464	218
PVH Corp.	2,750	321
Ralph Lauren Corp.	1,566	252
Total		791

Tobacco 0.38%
Philip Morris International, Inc.	2,055	173

Trading Companies & Distributors 0.33%
WESCO International, Inc.*	1,731	149
Total Common Stocks (cost $33,024,676)		44,074

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.45%

Repurchase Agreement
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $1,110,000 of U.S. Treasury Note at 2.125% due 8/31/2020; value: $1,129,425; proceeds: $1,103,909 (cost $1,103,909)	$1,104	$1,104
Total Investments in Securities 100.42% (cost $34,128,585)		45,178
Liabilities in Excess of Other Assets (0.42)%		(190)
Net Assets 100.00%		$44,988

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$44,074	$—	$—	$44,074
Repurchase Agreement	—	1,104	—	1,104
Total	$44,074	$1,104	$—	$45,178

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $34,128,585)	$45,177,972
Receivables:
Dividends	41,497
Capital shares sold	30,534
From advisor (See Note 3)	11,952
Prepaid expenses	34
Total assets	45,261,989
LIABILITIES:
Payables:
Investment securities purchased	116,219
Capital shares reacquired	70,336
Management fee	25,695
Directors’ fees	4,166
Fund administration	1,468
Accrued expenses	56,491
Total liabilities	274,375
NET ASSETS	$44,987,614
COMPOSITION OF NET ASSETS:
Paid-in capital	$30,808,536
Undistributed net investment income	142,675
Accumulated net realized gain on investments	2,987,016
Net unrealized appreciation on investments	11,049,387
Net Assets	$44,987,614
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,892,546
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.55

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends	$353,347
Total investment income	353,347
Expenses:
Management fee	154,057
Non 12b-1 service fees	54,994
Shareholder servicing	28,005
Professional	19,894
Reports to shareholders	11,042
Fund administration	8,803
Custody	3,112
Directors’ fees	956
Other	1,565
Gross expenses	282,428
Expense reductions (See Note 8)	(19)
Management fee waived (See Note 3)	(73,332)
Net expenses	209,077
Net investment income	144,270
Net realized and unrealized gain:
Net realized gain on investments	2,070,305
Net change in unrealized appreciation/depreciation on investments	71,386
Net realized and unrealized gain	2,141,691
Net Increase in Net Assets Resulting From Operations	$2,285,961

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$144,270	$420,482
Net realized gain on investments	2,070,305	6,061,598
Net change in unrealized appreciation/depreciation on investments	71,386	4,944,791
Net increase in net assets resulting from operations	2,285,961	11,426,871
Distributions to shareholders from:
Net investment income	—	(419,980)
Net realized gain	—	(4,466,332)
Total distributions to shareholders	—	(4,886,312)
Capital share transactions (See Note 12):
Proceeds from sales of shares	2,436,062	9,460,859
Reinvestment of distributions	—	4,886,312
Cost of shares reacquired	(5,192,301)	(15,338,893)
Net decrease in net assets resulting from capital share transactions	(2,756,239)	(991,722)
Net increase (decrease) in net assets	(470,278)	5,548,837
NET ASSETS:
Beginning of period	$45,457,892	$39,909,055
End of period	$44,987,614	$45,457,892
Undistributed (distributions in excess of) net investment income	$142,675	$(1,595)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.77		$12.77	$11.21	$12.30	$10.82	$8.68
Investment operations:
Net investment income(a)	.05		.14	.14	.09	.05	.08
Net realized and unrealized gain (loss)	.73		3.64	1.55	(1.09)	1.48	2.13
Total from investment operations	.78		3.78	1.69	(1.00)	1.53	2.21
Distributions to shareholders from:
Net investment income	—		(.15)	(.13)	(.09)	(.05)	(.07)
Net realized gain	—		(1.63)	—	—	—	—
Total distributions	—		(1.78)	(.13)	(.09)	(.05)	(.07)
Net asset value, end of period	$15.55		$14.77	$12.77	$11.21	$12.30	$10.82
Total Return(b)	5.28	%(c)	29.85%	15.09%	(8.15)%	14.12%	25.50%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(c)	.95%	.95%	.95%	.95%	.99%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(c)	.95%	.95%	.95%	.95%	.99%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(c)	1.31%	1.32%	1.30%	1.31%	1.49%
Net investment income	.33	%(c)	.95%	1.13%	.74%	.43%	.82%

Supplemental Data:
Net assets, end of period (000)	$44,988		$45,458	$39,909	$32,856	$35,346	$29,273
Portfolio turnover rate	9.36	%(c)	42.01%	23.58%	27.01%	21.65%	54.63%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Classic Stock Portfolio (the “Fund”).

The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing

13

Notes to Financial Statements (unaudited)(continued)

the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .37% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .95%. This agreement may be terminated only upon the approval of the Board.

14

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing fees on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$—	$419,980
Net long-term capital gains	—	4,466,332
Total distributions paid	$—	$4,886,312

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$34,363,146
Gross unrealized gain	11,394,017
Gross unrealized loss	(579,191)
Net unrealized security gain	$10,814,826

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$4,104,152	$6,582,174

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,103,909	$—	$1,103,909
Total	$1,103,909	$—	$1,103,909

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,103,909	$—	$—	$(1,103,909)	$—
Total	$1,103,909	$—	$—	$(1,103,909)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend

17

Notes to Financial Statements (unaudited)(concluded)

to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	163,812	661,570
Reinvestment of distributions	—	336,755
Shares reacquired	(349,510)	(1,046,183)
Decrease	(185,698)	(47,858)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Classic Stock Portfolio	SFCLASS-PORT-3-0614 (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Developing Growth

Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Developing Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund – Developing Growth Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/14 –
	1/1/14	6/30/14	6/30/14
Class VC
Actual	$1,000.00	$1,022.70	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Discretionary	16.71%
Consumer Staples	2.26%
Energy	6.57%
Financials	5.76%
Health Care	20.48%
Industrials	12.41%
Information Technology	28.53%
Materials	3.36%
Repurchase Agreement	3.92%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.93%

Aerospace & Defense 1.85%
Astronics Corp.*	2,135	$120
Hexcel Corp.*	2,453	100
Taser International, Inc.*	5,379	72
Total		292

Banks 1.02%
BankUnited, Inc.	2,603	87
SVB Financial Group*	637	74
Total		161

Biotechnology 10.22%
ACADIA Pharmaceuticals, Inc.*	3,382	76
Agios Pharmaceuticals, Inc.*	3,169	145
Alnylam Pharmaceuticals, Inc.*	2,282	144
Celldex Therapeutics, Inc.*	5,168	84
Cepheid, Inc.*	2,484	119
Clovis Oncology, Inc.*	370	15
Epizyme, Inc.*	547	17
Foundation Medicine, Inc.*	3,144	85
Intercept Pharmaceuticals, Inc.*	499	118
InterMune, Inc.*	5,755	254
Myriad Genetics, Inc.*	2,087	81
Puma Biotechnology, Inc.*	594	39
Receptos, Inc.*	3,748	160
Sarepta Therapeutics, Inc.*	3,371	101
Synageva BioPharma Corp.*	1,523	160
Ultragenyx Pharmaceutical, Inc.*	389	18
Total		1,616

Building Products 0.60%
Trex Co., Inc.*	3,280	95

Investments	Shares	Fair Value (000)
Capital Markets 3.91%
Artisan Partners Asset
Management, Inc. Class A	1,251	$71
E*TRADE Financial Corp.*	3,614	77
Evercore Partners, Inc. Class A	2,484	143
Financial Engines, Inc.	1,591	72
Stifel Financial Corp.*	3,077	145
WisdomTree Investments, Inc.*	8,876	110
Total		618

Chemicals 1.02%
Flotek Industries, Inc.*	5,035	162

Commercial Services & Supplies 1.54%
Clean Harbors, Inc.*	2,563	165
US Ecology, Inc.	1,610	79
Total		244

Communications Equipment 0.04%
Arista Networks, Inc.*	95	6

Construction Materials 0.80%
Eagle Materials, Inc.	1,336	126

Consumer Finance 0.94%
Springleaf Holdings, Inc.*	5,740	149

Diversified Consumer Services 1.45%
2U, Inc.*	5,081	85
LifeLock, Inc.*	10,360	145
Total		230

Electrical Equipment 0.99%
Polypore International, Inc.*	3,281	157

Electronic Equipment, Instruments & Components 4.56%
Belden, Inc.	1,707	133
FARO Technologies, Inc.*	2,574	127
FLIR Systems, Inc.	3,363	117
InvenSense, Inc.*	8,331	189
IPG Photonics Corp.*	2,258	155
Total		721

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.68%
CARBO Ceramics, Inc.	1,325	$204
Forum Energy Technologies, Inc.*	3,070	112
RigNet, Inc.*	1,987	107
Total		423

Food & Staples Retailing 0.44%
United Natural Foods, Inc.*	1,078	70

Food Products 1.86%
Hain Celestial Group, Inc. (The)*	1,575	140
WhiteWave Foods Co. (The)*	4,748	154
Total		294

Health Care Equipment & Supplies 4.09%
Align Technology, Inc.*	2,970	166
DexCom, Inc.*	2,243	89
Globus Medical, Inc. Class A*	3,140	75
Insulet Corp.*	1,991	79
Wright Medical Group, Inc.*	3,607	113
ZELTIQ Aesthetics, Inc.*	8,137	124
Total		646

Health Care Providers & Services 4.44%
Air Methods Corp.*	2,258	116
Centene Corp.*	2,041	154
ExamWorks Group, Inc.*	3,058	97
LifePoint Hospitals, Inc.*	624	39
Team Health Holdings, Inc.*	4,481	224
WellCare Health Plans, Inc.*	948	71
Total		701

Health Care Technology 1.05%
Castlight Health, Inc. Class B*	2,937	45
Veeva Systems, Inc. Class A*	4,761	121
Total		166

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 3.52%
Buffalo Wild Wings, Inc.*	1,421	$236
Chuy’s Holdings, Inc.*	3,391	123
Sonic Corp.*	5,635	124
Zoe’s Kitchen, Inc.*	2,115	73
Total		556

Household Durables 3.86%
GoPro, Inc. Class A*	4,951	201
iRobot Corp.*	5,555	227
Tempur Sealy International, Inc.*	3,045	182
Total		610

Information Technology Services 2.34%
EPAM Systems, Inc.*	3,324	145
EVERTEC, Inc.	3,829	93
Luxoft Holding, Inc.*	1,488	54
QIWI plc ADR	1,947	78
Total		370

Internet & Catalog Retail 1.96%
Coupons.com, Inc.*	2,964	78
RetailMeNot, Inc.*	2,767	74
zulily, Inc. Class A*	3,861	158
Total		310

Internet Software & Services 10.18%
Benefitfocus, Inc.*	1,175	54
comScore, Inc.*	5,387	191
CoStar Group, Inc.*	440	70
Criteo SA ADR*	1,243	42
Dealertrack Technologies, Inc.*	2,101	95
Demandware, Inc.*	2,464	171
GrubHub, Inc.*	2,937	104
MercadoLibre, Inc. (Argentina)(a)	721	69
Pandora Media, Inc.*	2,853	84
Rocket Fuel, Inc.*	3,085	96
Shutterstock, Inc.*	1,452	120
Xoom Corp.*	4,763	126

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

		Fair
		Value
Investments	Shares	(000)
Internet Software & Services (continued)
Yelp, Inc.*	2,498	$192
Zillow, Inc. Class A*	1,364	195
Total		1,609

Life Sciences Tools & Services 0.30%
Fluidigm Corp.*	1,637	48

Machinery 2.38%
Chart Industries, Inc.*	926	77
Manitowoc Co., Inc. (The)	4,108	135
Middleby Corp. (The)*	180	15
Woodward, Inc.	2,978	149
Total		376

Media 0.78%
Rentrak Corp.*	2,357	124

Metals & Mining 1.60%
Allegheny Technologies, Inc.	2,975	134
U.S. Silica Holdings, Inc.	2,145	119
Total		253

Oil, Gas & Consumable Fuels 4.02%
EXCO Resources, Inc.	14,359	84
GasLog Ltd. (Monaco)(a)	4,158	132
Kodiak Oil & Gas Corp.*	6,574	96
Oasis Petroleum, Inc.*	2,179	122
Parsley Energy, Inc. Class A*	4,354	105
Rice Energy, Inc.*	3,179	97
Total		636

Pharmaceuticals 0.78%
Impax Laboratories, Inc.*	3,900	117
Revance Therapeutics, Inc.*	183	6
Total		123

Professional Services 1.54%
On Assignment, Inc.*	4,354	155
Paylocity Holding Corp.*	2,120	46
TriNet Group, Inc.*	1,773	42
Total		243

		Fair
		Value
Investments	Shares	(000)
Road & Rail 2.29%
Genesee & Wyoming, Inc. Class A*	1,493	$157
Knight Transportation, Inc.	8,620	205
Total		362

Semiconductors & Semiconductor Equipment 8.10%
Cavium, Inc.*	4,665	232
Diodes, Inc.*	3,985	115
Intersil Corp. Class A	4,966	74
Rambus, Inc.*	10,762	154
Silicon Laboratories, Inc.*	1,630	80
SunEdison, Inc.*	8,529	193
SunPower Corp.*	4,941	202
Synaptics, Inc.*	2,533	230
Total		1,280

Software 2.62%
Barracuda Networks, Inc.*	1,351	42
Concur Technologies, Inc.*	456	43
FireEye, Inc.*	3,281	133
Materialise NV ADR*	1,316	15
Tableau Software, Inc. Class A*	1,238	88
Ultimate Software Group, Inc. (The)*	675	93
Total		414

Specialty Retail 3.94%
Asbury Automotive Group, Inc.*	1,530	105
Lithia Motors, Inc. Class A	1,251	118
Mattress Firm Holding Corp.*	3,182	152
Restoration Hardware Holdings, Inc.*	2,671	248
Total		623

Technology Hardware, Storage & Peripherals 1.25%
Cray, Inc.*	3,896	104
Nimble Storage, Inc.*	3,072	94
Total		198

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2014

		Fair
		Value
Investments	Shares	(000)
Textiles, Apparel & Luxury Goods 1.51%
Kate Spade & Co.*	2,981	$114
Skechers U.S.A., Inc. Class A*	2,737	125
Total		239

Trading Companies & Distributors 1.46%
Air Lease Corp.	3,908	151
Rush Enterprises, Inc. Class A*	2,320	80
Total		231
Total Common Stocks (cost $14,483,627)		15,482

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 3.99%

Repurchase Agreement
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $635,000 of U.S. Treasury Note at 2.125% due 8/31/2020; value: $646,113; proceeds: $630,682 (cost $630,682)	$631	$631
Total Investments in Securities 101.92% (cost $15,114,309)		16,113
Liabilities in Excess of Cash and Other Assets (1.92)%		(303)
Net Assets 100.00%		$15,810

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$15,482	$—	$—	$15,482
Repurchase Agreement	—	631	—	631
Total	$15,482	$631	$—	$16,113

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $15,114,309)	$16,112,979
Cash	4,236
Receivables:
Investment securities sold	237,970
Capital shares sold	35,737
From advisor (See Note 3)	2,264
Dividends	1,459
Total assets	16,394,645
LIABILITIES:
Payables:
Investment securities purchased	556,607
Fund administration	491
Capital shares reacquired	183
Directors’ fees	166
Accrued expenses	27,153
Total liabilities	584,600
NET ASSETS	$15,810,045
COMPOSITION OF NET ASSETS:
Paid-in capital	$15,048,866
Accumulated net investment loss	(30,979)
Accumulated net realized loss on investments	(206,512)
Net unrealized appreciation on investments	998,670
Net Assets	$15,810,045
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	651,272
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$24.28

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends (net of foreign withholding taxes of $77)	$13,085
Total investment income	13,085
Expenses:
Management fee	36,658
Custody	22,846
Professional	19,006
Non 12b-1 service fees	12,345
Shareholder servicing	5,805
Reports to shareholders	4,270
Fund administration	1,955
Directors’ fees	138
Other	1,448
Gross expenses	104,471
Expense reductions (See Note 8)	(4)
Management fee waived and expenses reimbursed (See Note 3)	(60,477)
Net expenses	43,990
Net investment loss	(30,905)
Net realized and unrealized gain (loss):
Net realized loss on investments	(272,858)
Net change in unrealized appreciation/depreciation on investments	588,151
Net realized and unrealized gain	315,293
Net Increase in Net Assets Resulting From Operations	$284,388

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment loss	$(30,905)	$(13,981)
Net realized gain (loss) on investments	(272,858)	401,653
Net change in unrealized appreciation/depreciation on investments	588,151	394,711
Net increase in net assets resulting from operations	284,388	782,383
Distributions to shareholders from:
Net realized gain	—	(322,781)
Capital share transactions (See Note 12):
Proceeds from sales of shares	14,535,953	5,070,376
Reinvestment of distributions	—	322,781
Cost of shares reacquired	(3,304,302)	(1,885,653)
Net increase in net assets resulting from capital share transactions	11,231,651	3,507,504
Net increase in net assets	11,516,039	3,967,106
NET ASSETS:
Beginning of period	$4,294,006	$326,900
End of period	$15,810,045	$4,294,006
Accumulated net investment loss	$(30,979)	$(74)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months
	Ended					4/23/2010(a)
	6/30/2014		Year Ended 12/31			to
	(unaudited)		2013	2012	2011	12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$23.74		$16.43	$15.68	$18.04	$15.00
Investment operations:
Net investment income(b)						—	(c)
Net realized and unrealized gain (loss)						(.49)
Total from investment operations						(.49)
Net asset value on SEC Effective Date, 5/1/2010						$14.51
Investment operations:
Net investment loss(b)	(.07)		(.16)	(.08)	(.14)	(.07)
Net realized and unrealized gain (loss)	.61		9.44	1.98	(.25)	3.60
Total from investment operations	.54		9.28	1.90	(.39)	3.53
Distributions to shareholders from:
Net realized gain	—		(1.97)	(1.15)	(1.97)	—
Net asset value, end of period	$24.28		$23.74	$16.43	$15.68	$18.04
Total Return(d)						20.27	%(e)(f)
Total Return(d)	2.27	%(e)	56.68%	12.11%	(2.14)%	24.33	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(e)	.90%	.90%	.90%	.90	%(h)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(e)	.90%	.90%	.90%	.90	%(h)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.05	%(e)	6.47%	26.16%	29.97%	40.95	%(h)
Net investment loss	(.31	)%(e)	(.72)%	(.48)%	(.76)%	(.72	)%(h)

Supplemental Data:
Net assets, end of period (000)	$15,810		$4,294	$327	$235	$241
Portfolio turnover rate	140.76	%(e)	245.36%	176.45%	173.40%	92.19%
(a)	Commencement of operations was 4/23/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 4/23/2010 through 12/31/2010.
(g)	Total return for the period 5/1/2010 through 12/31/2010.
(h)	Annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the period ended December 31, 2010 through the fiscal year ended December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

13

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Board.

14

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing fees on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$—	$311,393
Net long-term capital gains	—	11,388
Total distributions paid	$—	$322,781

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$15,146,925
Gross unrealized gain	1,255,553
Gross unrealized loss	(289,499)
Net unrealized security gain	$966,054

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$24,474,803	$13,516,718

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$630,682	$—	$630,682
Total	$630,682	$—	$630,682

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$630,682	$—	$—	$(630,682)	$—
Total	$630,682	$—	$—	$(630,682)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

As of June 30, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically

17

Notes to Financial Statements (unaudited)(concluded)

experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	615,246	229,836
Reinvestment of distributions	—	13,804
Shares reacquired	(144,885)	(82,622)
Increase	470,361	161,018

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Developing Growth Portfolio	SFDG-PORT-3-0614 (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Fundamental Equity Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Fundamental Equity Portfolio

Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/14 -
	1/1/14	6/30/14	6/30/14
Class VC
Actual	$1,000.00	$1,033.30	$5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Discretionary	7.34%
Consumer Staples	8.56%
Energy	12.79%
Financials	25.23%
Health Care	19.07%
Industrials	8.44%
Information Technology	11.15%
Materials	1.44%
Telecommunication Services	1.23%
Utilities	4.45%
Repurchase Agreement	0.30%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.98%

Aerospace & Defense 3.76%
General Dynamics Corp.	68,300	$7,961
United Technologies Corp.	81,007	9,352
Total		17,313

Banks 11.51%
BB&T Corp.	163,100	6,431
East West Bancorp, Inc.	178,509	6,246
First Republic Bank	122,891	6,758
JPMorgan Chase & Co.	256,509	14,780
Signature Bank*	35,015	4,418
SunTrust Banks, Inc.	149,800	6,001
SVB Financial Group*	51,300	5,983
U.S. Bancorp	53,400	2,313
Total		52,930

Beverages 1.01%
PepsiCo, Inc.	52,000	4,646

Biotechnology 4.86%
Aegerion Pharmaceuticals, Inc.*	81,972	2,631
Celgene Corp.*	89,080	7,650
Galmed Pharmaceuticals Ltd. (Israel)*(a)	8,000	78
Incyte Corp., Ltd.*	44,100	2,489
Medivation, Inc.*	53,112	4,094
Puma Biotechnology, Inc.*	49,000	3,234
Sarepta Therapeutics, Inc.*	73,261	2,182
Total		22,358

Building Products 0.94%
USG Corp.*	143,300	4,318

Investments	Shares	Fair Value (000)
Capital Markets 3.56%
Affiliated Managers Group, Inc.*	27,100	$5,566
Artisan Partners Asset Management, Inc. Class A	33,318	1,888
Greenhill & Co., Inc.	72,700	3,581
Invesco Ltd.	140,933	5,320
Total		16,355

Chemicals 1.25%
PPG Industries, Inc.	27,327	5,743

Communications Equipment 2.51%
Cisco Systems, Inc.	465,100	11,558

Consumer Finance 3.95%
Capital One Financial Corp.	132,825	10,971
Discover Financial Services	116,000	7,190
Total		18,161

Diversified Telecommunication Services 1.23%
Verizon Communications, Inc.	115,700	5,661

Electric: Utilities 3.17%
Duke Energy Corp.	123,800	9,185
NextEra Energy, Inc.	52,806	5,411
Total		14,596

Energy Equipment & Services 1.35%
Helmerich & Payne, Inc.	53,500	6,212

Food Products 3.09%
Kraft Foods Group, Inc.	92,517	5,546
Mondelez International, Inc. Class A	230,913	8,685
Total		14,231

Health Care Equipment & Supplies 1.91%
St. Jude Medical, Inc.	127,000	8,795

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	Fair Value (000)
Health Care Providers & Services 6.96%
Community Health Systems, Inc.*	186,753	$8,473
DaVita HealthCare Partners, Inc.*	112,005	8,100
Envision Healthcare Holdings, Inc.*	78,600	2,823
Humana, Inc.	44,894	5,734
McKesson Corp.	37,100	6,908
Total		32,038

Household Products 4.48%
Colgate-Palmolive Co.	82,300	5,611
Kimberly-Clark Corp.	47,429	5,275
Procter & Gamble Co. (The)	123,900	9,737
Total		20,623

Information Technology Services 1.49%
Vantiv, Inc. Class A*	204,400	6,872

Insurance 4.84%
Allstate Corp. (The)	117,934	6,925
Hartford Financial Services Group, Inc. (The)	225,345	8,070
Prudential Financial, Inc.	81,701	7,252
Total		22,247

Internet Software & Services 1.35%
eBay, Inc.*	124,044	6,210

Life Sciences Tools & Services 2.26%
Quintiles Transnational Holdings, Inc.*	87,500	4,663
Thermo Fisher Scientific, Inc.	48,730	5,750
Total		10,413

Machinery 2.30%
Caterpillar, Inc.	69,600	7,563
Terex Corp.	73,400	3,017
Total		10,580

Investments	Shares	Fair Value (000)
Media 3.99%
CBS Corp. Class B	75,300	$4,679
Comcast Corp. Class A	172,144	9,241
Starz Class A*	149,309	4,448
Total		18,368

Multi-Utilities 1.29%
Sempra Energy	56,746	5,942

Oil, Gas & Consumable Fuels 11.48%
Devon Energy Corp.	115,400	9,163
Exxon Mobil Corp.	45,097	4,541
Marathon Oil Corp.	146,500	5,848
Phillips 66	59,600	4,794
Pioneer Natural Resources Co.	25,857	5,942
Range Resources Corp.	69,100	6,008
SM Energy Co.	86,600	7,283
Southwestern Energy Co.*	131,134	5,965
Valero Energy Corp.	65,286	3,271
Total		52,815

Paper & Forest Products 0.19%
Domtar Corp. (Canada)(a)	20,324	871

Pharmaceuticals 3.13%
Actavis plc*	36,097	8,051
Mallinckrodt plc*	79,200	6,338
Total		14,389

Real Estate Investment Trusts 1.46%
Simon Property Group, Inc.	38,300	6,368
Washington Prime Group, Inc.*	19,150	359
Total		6,727

Semiconductors & Semiconductor Equipment 1.04%
Micron Technology, Inc.*	145,700	4,801

Specialty Retail 1.12%
Foot Locker, Inc.	101,209	5,133

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2014

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 4.79%
EMC Corp.	206,300	$5,434
Hewlett-Packard Co.	257,500	8,673
SanDisk Corp.	52,900	5,524
Seagate Technology plc (Ireland)(a)	42,000	2,386
Total		22,017

Textiles, Apparel & Luxury Goods 2.25%
Deckers Outdoor Corp.*	63,537	5,485
PVH Corp.	41,829	4,877
Total		10,362

Trading Companies & Distributors 1.46%
W.W. Grainger, Inc.	26,400	6,713
Total Common Stocks (cost $403,661,245)		459,998

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.30%

Repurchase Agreement
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $1,405,000 of U.S. Treasury Note at 2.125% due 8/31/2020; value: $1,429,588; proceeds: $1,400,117 (cost $1,400,117)	$1,400	$1,400
Total Investments in Securities 100.28% (cost $405,061,362)		461,398
Liabilities in Excess of Other Assets (0.28)%		(1,284)
Net Assets 100.00%		$460,114

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$459,998	$—	$—	$459,998
Repurchase Agreement	—	1,400	—	1,400
Total	$459,998	$1,400	$—	$461,398

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $405,061,362)	$461,397,852
Receivables:
Investment securities sold	919,164
Dividends	373,510
Capital shares sold	206,306
From advisor (See Note 3)	11,248
Total assets	462,908,080
LIABILITIES:
Payables:
Capital shares reacquired	2,155,234
Management fee	282,835
Directors’ fees	30,494
Fund administration	15,085
Accrued expenses	310,150
Total liabilities	2,793,798
NET ASSETS	$460,114,282
COMPOSITION OF NET ASSETS:
Paid-in capital	$353,866,529
Undistributed net investment income	288,805
Accumulated net realized gain on investments	49,622,458
Net unrealized appreciation on investments	56,336,490
Net Assets	$460,114,282
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	21,178,795
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$21.73

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends	$2,897,051
Total investment income	2,897,051
Expenses:
Management fee	1,705,453
Non 12b-1 service fees	568,170
Shareholder servicing	251,885
Fund administration	90,958
Professional	22,018
Reports to shareholders	20,147
Directors’ fees	9,912
Custody	8,654
Other	4,421
Gross expenses	2,681,618
Expense reductions (See Note 8)	(192)
Management fee waived (See Note 3)	(66,399)
Net expenses	2,615,027
Net investment income	282,024
Net realized and unrealized gain (loss):
Net realized gain on investments	41,289,964
Net change in unrealized appreciation/depreciation on investments	(26,793,051)
Net realized and unrealized gain	14,496,913
Net Increase in Net Assets Resulting From Operations	$14,778,937

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$282,024	$1,052,604
Net realized gain on investments	41,289,964	61,228,744
Net change in unrealized appreciation/depreciation on investments	(26,793,051)	56,962,648
Net increase in net assets resulting from operations	14,778,937	119,243,996
Distributions to shareholders from:
Net investment income	—	(1,027,638)
Net realized gain	—	(55,164,447)
Total distributions to shareholders	—	(56,192,085)
Capital share transactions (See Note 12):
Proceeds from sales of shares	25,044,290	109,279,290
Reinvestment of distributions	—	56,192,085
Cost of shares reacquired	(44,917,244)	(77,336,623)
Net increase (decrease) in net assets resulting from capital share transactions	(19,872,954)	88,134,752
Net increase (decrease) in net assets	(5,094,017)	151,186,663
NET ASSETS:
Beginning of period	$465,208,299	$314,021,636
End of period	$460,114,282	$465,208,299
Undistributed net investment income	$288,805	$6,781

See Notes to Financial Statements.	9

Financial Highlights

	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.03		$17.61	$16.26	$17.66	$14.88	$11.83
Investment operations:
Net investment income(a)	.01		.05	.10	.04	.05	.03
Net realized and unrealized gain (loss)	.69		6.18	1.63	(.84)	2.78	3.04
Total from investment operations	.70		6.23	1.73	(.80)	2.83	3.07
Distributions to shareholders from:
Net investment income	—		(.05)	(.10)	(.03)	(.05)	(.02)
Net realized gain	—		(2.76)	(.28)	(.57)	—	—
Total distributions	—		(2.81)	(.38)	(.60)	(.05)	(.02)
Net asset value, end of period	$21.73		$21.03	$17.61	$16.26	$17.66	$14.88
Total Return(b)	3.33	%(c)	35.76%	10.58%	(4.49)%	19.03%	25.97%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.18%	1.19%	1.20%	1.23%	1.26%
Net investment income	.06	%(c)	.26%	.60%	.25%	.33%	.22%

Supplemental Data:
Net assets, end of period (000)	$460,114		$465,208	$314,022	$246,471	$157,407	$107,769
Portfolio turnover rate	57.96	%(c)	86.75%	78.16%	55.92%	73.39%	85.09%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

11

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

12

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .72% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Board.

13

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing fees on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$—	$19,021,626
Net long-term capital gains	—	37,170,459
Total distributions paid	$—	$56,192,085

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$405,271,460
Gross unrealized gain	61,593,002
Gross unrealized loss	(5,466,610)
Net unrealized security gain	$56,126,392

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

14

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$264,879,750	$283,215,329

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,400,117	$—	$1,400,117
Total	$1,400,117	$—	$1,400,117

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,400,117	$—	$—	$(1,400,117)	$—
Total	$1,400,117	$—	$—	$(1,400,117)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.

(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.

15

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic

16

Notes to Financial Statements (unaudited)(concluded)

conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	1,193,447	5,285,512
Reinvestment of distributions	—	2,715,180
Shares reacquired	(2,138,743)	(3,710,322)
Increase (decrease)	(945,296)	4,290,370

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Fundamental Equity Portfolio	SFFE-PORT-3-0614 (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Growth and

Income Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth and Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/14 –
	1/1/14	6/30/14	6/30/14
Class VC
Actual	$1,000.00	$1,036.70	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Discretionary	7.54%
Consumer Staples	8.54%
Energy	11.68%
Financials	25.17%
Health Care	19.54%
Industrials	8.53%
Information Technology	11.53%
Materials	1.31%
Telecommunication Services	1.26%
Utilities	4.83%
Repurchase Agreement	0.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2014

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.86%

Aerospace & Defense 3.54%
General Dynamics Corp.	144,492	$16,840
United Technologies Corp.	146,797	16,948
Total		33,788

Banks 10.92%
BB&T Corp.	316,100	12,464
East West Bancorp, Inc.	401,554	14,050
First Republic Bank	284,058	15,620
JPMorgan Chase & Co.	459,219	26,460
Signature Bank*	73,400	9,262
SunTrust Banks, Inc.	331,368	13,275
SVB Financial Group*	107,100	12,490
U.S. Bancorp	11,000	476
Total		104,097

Beverages 1.02%
PepsiCo, Inc.	109,300	9,765

Biotechnology 5.11%
Aegerion Pharmaceuticals, Inc.*	193,984	6,225
Celgene Corp.*	177,128	15,212
Incyte Corp., Ltd.*	86,800	4,899
Medivation, Inc.*	103,278	7,961
Puma Biotechnology, Inc.*	116,710	7,703
Sarepta Therapeutics, Inc.*	224,115	6,676
Total		48,676

Building Products 1.05%
USG Corp.*	333,000	10,033

Capital Markets 3.50%
Affiliated Managers Group, Inc.*	53,800	11,051
Artisan Partners Asset Management, Inc. Class A	82,712	4,688
Greenhill & Co., Inc.	143,600	7,072
Invesco Ltd.	278,653	10,519
Total		33,330

		Fair
		Value
Investments	Shares	(000)
Chemicals 1.19%
PPG Industries, Inc.	53,781	$11,302

Communications Equipment 2.54%
Cisco Systems, Inc.	974,600	24,219

Consumer Finance 4.04%
Capital One Financial Corp.	288,152	23,801
Discover Financial Services	236,800	14,677
Total		38,478

Diversified Telecommunication Services 1.26%
Verizon Communications, Inc.	245,600	$12,017

Electric: Utilities 3.43%
Duke Energy Corp.	263,500	19,549
NextEra Energy, Inc.	127,942	13,112
Total		32,661

Energy Equipment & Services 1.31%
Helmerich & Payne, Inc.	107,617	12,495

Food Products 2.73%
Kraft Foods Group, Inc.	161,186	9,663
Mondelez International, Inc. Class A	434,898	16,357
Total		26,020

Health Care Equipment & Supplies 1.99%
St. Jude Medical, Inc.	273,869	18,965

Health Care Providers & Services 6.81%
Community Health Systems, Inc.*	361,800	16,415
DaVita HealthCare Partners, Inc.*	207,000	14,970
Envision Healthcare Holdings, Inc.*	204,996	7,361
Humana, Inc.	80,529	10,285
McKesson Corp.	85,600	15,940
Total		64,971

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

		Fair
		Value
Investments	Shares	(000)
Household Products 4.78%
Colgate-Palmolive Co.	210,900	$14,379
Kimberly-Clark Corp.	97,596	10,855
Procter & Gamble Co. (The)	259,000	20,355
Total		45,589

Information Technology Services 1.70%
Vantiv, Inc. Class A*	482,200	16,212

Insurance 5.21%
Allstate Corp. (The)	262,772	15,430
Hartford Financial Services Group, Inc. (The)	525,685	18,825
Prudential Financial, Inc.	174,062	15,451
Total		49,706

Internet Software & Services 1.32%
eBay, Inc.*	250,985	12,564

Life Sciences Tools & Services 2.26%
Quintiles Transnational Holdings, Inc.*	187,106	9,971
Thermo Fisher Scientific, Inc.	98,407	11,612
Total		21,583

Machinery 2.39%
Caterpillar, Inc.	134,900	14,660
Terex Corp.	197,700	8,125
Total		22,785

Media 4.30%
CBS Corp. Class B	193,446	12,021
Comcast Corp. Class A	354,179	19,012
Starz Class A*	333,200	9,926
Total		40,959

Multi-Utilities 1.40%
Sempra Energy	127,484	13,349

		Fair
		Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 10.36%
Devon Energy Corp.	221,500	$17,587
Marathon Oil Corp.	305,400	12,191
Phillips 66	130,800	10,520
Pioneer Natural Resources Co.	54,300	12,479
Range Resources Corp.	156,735	13,628
SM Energy Co.	155,800	13,103
Southwestern Energy Co.*	282,237	12,839
Valero Energy Corp.	128,676	6,447
Total		98,794

Paper & Forest Products 0.12%
Domtar Corp. (Canada)(a)	26,658	1,142

Pharmaceuticals 3.35%
Actavis plc*	70,873	15,808
Mallinckrodt plc*	201,328	16,111
Total		31,919

Real Estate Investment Trusts 1.49%
Simon Property Group, Inc.	80,800	13,436
Washington Prime Group, Inc.*	40,400	757
Total		14,193

Semiconductors & Semiconductor Equipment 1.04%
Micron Technology, Inc.*	301,500	9,934

Specialty Retail 1.08%
Foot Locker, Inc.	202,333	10,262

Technology Hardware, Storage & Peripherals 4.92%
EMC Corp.	437,500	11,524
Hewlett-Packard Co.	556,600	18,746
SanDisk Corp.	112,191	11,716
Seagate Technology plc (Ireland)(a)	87,000	4,944
Total		46,930

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2014

		Fair
		Value
Investments	Shares	(000)
Textiles, Apparel & Luxury Goods 2.17%
Deckers Outdoor Corp.*	134,023	$11,570
PVH Corp.	78,000	9,095
Total		20,665

Trading Companies & Distributors 1.53%
W.W. Grainger, Inc.	57,500	14,621
Total Common Stocks (cost $838,529,558)		952,024

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.07%

Repurchase Agreement
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $650,000 of U.S. Treasury Note at 2.125% due 8/31/2020; value: $661,375; proceeds: $643,707 (cost $643,707)	$644	$644
Total Investments in Securities 99.93% (cost $839,173,265)		952,668
Other Assets in Excess of Liabilities 0.07%		627
Net Assets 100.00%		$953,295

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$952,024	$—	$—	$952,024
Repurchase Agreement	—	644	—	644
Total	$952,024	$644	$—	$952,668

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $839,173,265)	$952,667,662
Receivables:
Investment securities sold	1,796,101
Dividends	772,600
Capital shares sold	201,477
Prepaid expenses	785
Total assets	955,438,625
LIABILITIES:
Payables:
Capital shares reacquired	845,592
Management fee	390,923
Directors’ fees	194,237
Fund administration	31,274
Accrued expenses	681,757
Total liabilities	2,143,783
NET ASSETS	$953,294,842
COMPOSITION OF NET ASSETS:
Paid-in capital	$912,184,522
Undistributed net investment income	1,548,543
Accumulated net realized loss on investments	(73,932,620)
Net unrealized appreciation on investments	113,494,397
Net Assets	$953,294,842
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	27,664,707
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$34.46

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends	$6,080,658
Total investment income	6,080,658
Expenses:
Management fee	2,395,385
Non 12b-1 service fees	1,196,714
Shareholder servicing	500,328
Fund administration	191,645
Reports to shareholders	57,794
Professional	28,272
Directors’ fees	21,234
Custody	13,245
Other	9,740
Gross expenses	4,414,357
Expense reductions (See Note 8)	(405)
Net expenses	4,413,952
Net investment income	1,666,706
Net realized and unrealized gain (loss):
Net realized gain on investments	100,793,144
Net change in unrealized appreciation/depreciation on investments	(68,655,733)
Net realized and unrealized gain	32,137,411
Net Increase in Net Assets Resulting From Operations	$33,804,117

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$1,666,706	$5,421,597
Net realized gain on investments	100,793,144	213,529,663
Net change in unrealized appreciation/depreciation on investments	(68,655,733)	88,448,229
Net increase in net assets resulting from operations	33,804,117	307,399,489
Distributions to shareholders from:
Net investment income	—	(5,348,916)
Capital share transactions (See Note 12):
Proceeds from sales of shares	7,284,888	20,184,889
Reinvestment of distributions	—	5,348,916
Cost of shares reacquired	(99,579,998)	(280,501,902)
Net decrease in net assets resulting from capital share transactions	(92,295,110)	(254,968,097)
Net increase (decrease) in net assets	(58,490,993)	47,082,476
NET ASSETS:
Beginning of period	$1,011,785,835	$964,703,359
End of period	$953,294,842	$1,011,785,835
Undistributed (distributions in excess of) net investment income	$1,548,543	$(118,163)

See Notes to Financial Statements.	9

Financial Highlights

	Six Months Ended 6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$33.24		$24.59	$22.15	$23.77	$20.35	$17.27
Investment operations:
Net investment income(a)	.06		.16	.22	.16	.12	.17
Net realized and unrealized gain (loss)	1.16		8.66	2.46	(1.61)	3.42	3.10
Total from investment operations	1.22		8.82	2.68	(1.45)	3.54	3.27
Distributions to shareholders from:
Net investment income	—		(.17)	(.24)	(.17)	(.12)	(.19)
Net asset value, end of period	$34.46		$33.24	$24.59	$22.15	$23.77	$20.35
Total Return(b)	3.67	%(c)	35.90%	12.09%	(6.08)%	17.41%	18.90%
Ratios to Average Net Assets:
Expenses, including expense reductions	.46	%(c)	.92%	.91%	.92%	.92%	.93%
Expenses, excluding expense reductions	.46	%(c)	.92%	.91%	.92%	.92%	.93%
Net investment income	.17	%(c)	.54%	.94%	.70%	.54%	.95%

Supplemental Data:
Net assets, end of period (000)	$953,295		$1,011,786	$964,703	$993,595	$1,173,885	$1,106,957
Portfolio turnover rate	58.71	%(c)	87.90%	72.59%	70.69%	55.80%	71.71	%(d)
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Includes portfolio securities delivered as a result of redemption in-kind transactions.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses—Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a

12

Notes to Financial Statements (unaudited)(continued)

particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2014, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing fees on the Statement of Operations.

13

Notes to Financial Statements (unaudited)(continued)

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$ —	$ 5,348,916
Total distributions paid	$ —	$ 5,348,916

As of December 31, 2013, the Fund had a capital loss carryforward of $173,865,763 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$840,033,266
Gross unrealized gain	124,275,099
Gross unrealized loss	(11,640,703)
Net unrealized security gain	$112,634,396

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$569,187,022	$669,312,531

14

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$643,707	$—	$643,707
Total	$643,707	$—	$643,707

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$643,707	$—	$—	$(643,707)	$—
Total	$643,707	$—	$—	$(643,707)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the

15

Notes to Financial Statements (unaudited)(continued)

Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

16

Notes to Financial Statements (unaudited)(concluded)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	219,531	691,795
Reinvestment of distributions	—	163,984
Shares reacquired	(2,995,320)	(9,639,007)
Decrease	(2,775,789)	(8,783,228)

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Growth and Income Portfolio	LASFGI-3-0614 (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Growth
Opportunities Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/14 –
	1/1/14	6/30/14	6/30/14
Class VC
Actual	$1,000.00	$1,040.70	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Discretionary	19.67%
Consumer Staples	5.16%
Energy	8.21%
Financials	10.61%
Health Care	14.07%
Industrials	17.32%
Information Technology	20.36%
Materials	2.74%
Telecommunication Services	0.79%
Repurchase Agreement	1.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.90%

Aerospace & Defense 0.76%
TransDigm Group, Inc.	4,346	$727

Auto Components 1.05%
BorgWarner, Inc.	15,298	997

Automobiles 1.43%
Harley-Davidson, Inc.	19,517	1,363

Banks 3.19%
Comerica, Inc.	9,444	474
East West Bancorp, Inc.	19,021	666
First Republic Bank	17,694	973
SVB Financial Group*	7,943	926
Total		3,039

Beverages 2.09%
Brown-Forman Corp. Class B	10,805	1,017
Monster Beverage Corp.*	13,682	972
Total		1,989

Biotechnology 2.31%
Alkermes plc (Ireland)*(a)	11,340	571
Incyte Corp., Ltd.*	8,533	481
Medivation, Inc.*	10,452	806
Pharmacyclics, Inc.*	3,768	338
Total		2,196

Building Products 0.80%
Lennox International, Inc.	8,464	758

Capital Markets 3.41%
Affiliated Managers
Group, Inc.*	7,473	1,535
Invesco Ltd.	18,534	700
TD Ameritrade Holding Corp.	32,473	1,018
Total		3,253

Chemicals 0.81%
Huntsman Corp.	27,361	769

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.84%
Tyco International Ltd. (Switzerland)(a)	17,554	$800

Communications Equipment 1.95%
Arista Networks, Inc.*	1,300	81
F5 Networks, Inc.*	7,967	888
Palo Alto Networks, Inc.*	10,558	885
Total		1,854

Containers & Packaging 1.96%
Ball Corp.	15,367	963
Rock-Tenn Co. Class A	8,582	906
Total		1,869

Distributors 1.01%
LKQ Corp.*	36,041	962

Diversified Financial Services 1.88%
IntercontinentalExchange Group, Inc.	3,089	583
Moody’s Corp.	13,814	1,211
Total		1,794

Electrical Equipment 2.70%
AMETEK, Inc.	24,325	1,272
Rockwell Automation, Inc.	10,394	1,301
Total		2,573

Energy Equipment & Services 2.84%
Cameron International Corp.*	10,057	681
Helmerich & Payne, Inc.	8,469	983
Oceaneering International, Inc.	13,326	1,041
Total		2,705

Food Products 2.14%
Keurig Green Mountain, Inc.	7,518	937
Mead Johnson Nutrition Co.	11,806	1,100
Total		2,037

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 1.72%
Sirona Dental Systems, Inc.*	7,588	$626
St. Jude Medical, Inc.	14,557	1,008
Total		1,634

Health Care Providers & Services 4.80%
Community Health
Systems, Inc.*	14,864	675
Envision Healthcare
Holdings, Inc.*	39,161	1,406
Henry Schein, Inc.*	7,730	917
Universal Health Services, Inc.
Class B	16,425	1,573
Total		4,571

Hotels, Restaurants & Leisure 3.18%
Domino’s Pizza, Inc.	5,304	388
Dunkin’ Brands Group, Inc.	16,912	775
Starwood Hotels & Resorts
Worldwide, Inc.	15,221	1,230
Wynn Resorts Ltd.	3,070	637
Total		3,030

Household Durables 0.42%
GoPro, Inc. Class A*	9,894	401

Industrial Conglomerates 1.43%
Roper Industries, Inc.	9,328	1,362

Information Technology Services 2.31%
Alliance Data Systems Corp.*	4,392	1,235
Vantiv, Inc. Class A*	28,608	962
Total		2,197

Insurance 1.07%
Lincoln National Corp.	19,904	1,024

Internet & Catalog Retail 1.30%
TripAdvisor, Inc.*	11,432	1,242

		Fair
		Value
Investments	Shares	(000)
Internet Software & Services 3.75%
Akamai Technologies, Inc.*	22,421	$1,369
Pandora Media, Inc.*	26,825	791
Twitter, Inc.*	22,891	938
Yelp, Inc.*	6,229	478
Total		3,576

Leisure Products 1.44%
Hasbro, Inc.	11,351	602
Polaris Industries, Inc.	5,925	772
Total		1,374

Life Sciences Tools & Services 2.76%
Agilent Technologies, Inc.	17,538	1,008
Bruker Corp.*	35,809	869
Quintiles Transnational Holdings, Inc.*	14,173	755
Total		2,632

Machinery 6.58%
Flowserve Corp.	5,016	373
IDEX Corp.	15,889	1,283
Ingersoll-Rand plc (Ireland)(a)	13,414	839
ITT Corp.	26,763	1,287
SPX Corp.	6,497	703
Terex Corp.	23,001	945
WABCO Holdings, Inc.*	7,846	838
Total		6,268

Multi-Line Retail 2.01%
Dollar General Corp.*	13,258	761
Macy’s, Inc.	19,928	1,156
Total		1,917

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

		Fair
		Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 5.45%
Concho Resources, Inc.*	5,649	$816
EQT Corp.	7,176	767
Laredo Petroleum, Inc.*	26,532	822
ONEOK, Inc.	7,680	523
Parsley Energy, Inc. Class A*	40,988	987
Range Resources Corp.	9,666	840
Rice Energy, Inc.*	14,245	434
Total		5,189

Pharmaceuticals 2.63%
Mallinckrodt plc*	4,788	383
Mylan, Inc.*	17,062	880
Perrigo Co. plc (Ireland)(a)	8,511	1,240
Total		2,503

Professional Services 3.38%
IHS, Inc. Class A*	10,821	1,468
Nielsen NV	14,569	705
Robert Half International, Inc.	21,896	1,046
Total		3,219

Real Estate Management & Development 1.15%
CBRE Group, Inc. Class A*	34,187	1,095

Semiconductors & Semiconductor Equipment 3.45%
Analog Devices, Inc.	8,632	467
Avago Technologies Ltd. (Singapore)(a)	16,576	1,195
Microchip Technology, Inc.	24,001	1,171
NXP Semiconductors NV (Netherlands)*(a)	6,837	452
Total		3,285

Investments	Shares	Fair Value (000)
Software 7.49%
Activision Blizzard, Inc.	21,757	$485
Autodesk, Inc.*	14,533	819
CommVault Systems, Inc.*	12,755	627
Concur Technologies, Inc.*	7,588	708
Electronic Arts, Inc.*	19,877	713
Red Hat, Inc.*	13,850	766
ServiceNow, Inc.*	21,549	1,335
Tableau Software, Inc. Class A*	7,022	501
Workday, Inc. Class A*	13,092	1,177
Total		7,131

Specialty Retail 3.31%
AutoZone, Inc.*	1,780	954
Tiffany & Co.	8,607	863
Tractor Supply Co.	14,033	848
Williams-Sonoma, Inc.	6,826	490
Total		3,155

Technology Hardware, Storage & Peripheral 1.61%
SanDisk Corp.	14,724	1,538

Textiles, Apparel & Luxury Goods 4.70%
Deckers Outdoor Corp.*	10,461	903
Ralph Lauren Corp.	5,435	873
Under Armour, Inc. Class A*	21,203	1,262
VF Corp.	22,920	1,444
Total		4,482

Tobacco 0.99%
Lorillard, Inc.	15,397	939

Trading Companies & Distributors 1.00%
Air Lease Corp.	24,588	949

Wireless Telecommunication Services 0.80%
SBA Communications Corp. Class A*	7,439	761
Total Common Stocks (cost $84,576,386)		95,159

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.08%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $1,055,000 of U.S. Treasury Note at 2.00% due 11/30/2020; value: $1,056,319; proceeds: $1,031,447 (cost $1,031,447)	$1,031	$1,031
Total Investments in Securities 100.98% (cost $85,607,833)		96,190
Liabilities in Excess of Other Assets (0.98)%		(931)
Net Assets 100.00%		$95,259

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$95,159	$—	$—	$95,159
Repurchase Agreement	—	1,031	—	1,031
Total	$95,159	$1,031	$—	$96,190

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $85,607,833)	$96,190,119
Receivables:
Investment securities sold	2,515,590
Capital shares sold	40,789
Dividends	36,084
From advisor (See Note 3)	7,998
Total assets	98,790,580
LIABILITIES:
Payables:
Investment securities purchased	3,279,112
Management fee	61,585
Capital shares reacquired	56,344
Directors’ fees	13,097
Fund administration	3,079
Accrued expenses	117,893
Total liabilities	3,531,110
NET ASSETS	$95,259,470
COMPOSITION OF NET ASSETS:
Paid-in capital	$69,963,051
Accumulated net investment loss	(95,091)
Accumulated net realized gain on investments	14,809,224
Net unrealized appreciation on investments	10,582,286
Net Assets	$95,259,470
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	6,000,933
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.87

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends (net of foreign withholding taxes of $648)	$481,674
Total investment income	481,674
Expenses:
Management fee	375,989
Non 12b-1 service fees	117,417
Shareholder servicing	56,714
Professional	21,037
Fund administration	18,799
Reports to shareholders	11,913
Custody	6,496
Directors’ fees	2,077
Other	1,947
Gross expenses	612,389
Expense reductions (See Note 8)	(40)
Management fee waived (See Note 3)	(48,366)
Net expenses	563,983
Net investment loss	(82,309)
Net realized and unrealized gain (loss):
Net realized gain on investments	11,997,340
Net change in unrealized appreciation/depreciation on investments	(8,090,924)
Net realized and unrealized gain	3,906,416
Net Increase in Net Assets Resulting From Operations	$3,824,107

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment loss	$(82,309)	$(460,181)
Net realized gain on investments	11,997,340	19,011,804
Net change in unrealized appreciation/depreciation on investments	(8,090,924)	11,117,022
Net increase in net assets resulting from operations	3,824,107	29,668,645
Distributions to shareholders from:
Net realized gain	—	(15,322,194)
Capital share transactions (See Note 12):
Proceeds from sales of shares	3,999,085	5,769,320
Reinvestment of distributions	—	15,322,194
Cost of shares reacquired	(10,807,299)	(26,569,964)
Net decrease in net assets resulting from capital share transactions	(6,808,214)	(5,478,450)
Net increase (decrease) in net assets	(2,984,107)	8,868,001
NET ASSETS:
Beginning of period	$98,243,577	$89,375,576
End of period	$95,259,470	$98,243,577
Accumulated net investment loss	$(95,091)	$(12,782)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.25		$13.19	$12.23	$17.58	$14.38	$9.88
Investment operations:
Net investment loss(a)	(.01)		(.08)	(.02)	(.07)	(.03)	(.03)
Net realized and unrealized gain (loss)	.63		4.93	1.75	(1.64)	3.33	4.53
Total from investment operations	.62		4.85	1.73	(1.71)	3.30	4.50
Distributions to shareholders from:
Net realized gain	—		(2.79)	(.77)	(3.64)	(.10)	—
Net asset value, end of period	$15.87		$15.25	$13.19	$12.23	$17.58	$14.38
Total Return(b)	4.07	%(c)	37.08%	14.10%	(10.05)%	22.92%	45.55%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.65	%(c)	1.31%	1.31%	1.28%	1.26%	1.33%
Net investment loss	(.09	)%(c)	(.49)%	(.12)%	(.43)%	(.21)%	(.30)%

Supplemental Data:
Net assets, end of period (000)	$95,259		$98,244	$89,376	$89,416	$109,676	$107,098
Portfolio turnover rate	107.95	%(c)	120.75%	138.33%	116.06%	112.24%	83.55%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

13

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .70% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary

14

Notes to Financial Statements (unaudited)(continued)

so that the total net annual operating expenses do not exceed an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing fees on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$—	$4,926,697
Net long-term capital gains	—	10,395,497
Total distributions paid	$—	$15,322,194

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$85,816,022
Gross unrealized gain	11,144,877
Gross unrealized loss	(770,780)
Net unrealized security gain	$10,374,097

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$102,415,173	$109,452,524

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,031,447	$—	$1,031,447
Total	$1,031,447	$—	$1,031,447

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,031,447	$—	$—	$(1,031,447)	$—
Total	$1,031,447	$—	$—	$(1,031,447)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer

17

Notes to Financial Statements (unaudited)(concluded)

losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	260,410	366,406
Reinvestment of distributions	—	1,019,441
Shares reacquired	(701,037)	(1,722,432)
Decrease	(440,627)	(336,585)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Growth Opportunities Portfolio	LASFGO-3-0614 (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—International

Core Equity Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Core Equity Portfolio

Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — International Core Equity Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/14 -
	1/1/14	6/30/14	6/30/14
Class VC
Actual	$1,000.00	$1,013.60	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Discretionary	10.30%
Consumer Staples	7.97%
Energy	6.28%
Financials	23.30%
Health Care	8.91%
Industrials	16.69%
Information Technology	6.00%
Materials	5.14%
Telecommunication Services	6.19%
Utilities	3.82%
Repurchase Agreement	5.40%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 94.35%

COMMON STOCKS 92.87%

Austria 1.99%

Diversified Telecommunication Services 1.10%
Telekom Austria AG	49,323	$482

Machinery 0.89%
Andritz AG	6,805	394
Total Austria		876

Canada 0.83%

Metals & Mining
Teck Resources Ltd. Class B	16,000	365

China 1.55%

Oil, Gas & Consumable Fuels 1.05%
Kunlun Energy Co., Ltd.	282,000	465

Real Estate Management & Development 0.50%
China Overseas Land & Investment Ltd.	90,000	218
Total China		683

Denmark 2.19%

Diversified Telecommunication Services 1.54%
TDC A/S	65,735	680

Pharmaceuticals 0.65%
H Lundbeck A/S	11,569	285
Total Denmark		965

France 7.01%

Aerospace & Defense 1.52%
Safran SA	10,258	672

Diversified Telecommunication Services 0.39%
Vivendi SA*	7,002	171

Investments	Shares	U.S. $ Fair Value (000)
Electrical Equipment 1.36%
Schneider Electric SA	6,347	$98

Insurance 1.37%
AXA SA	25,283	604

Pharmaceuticals 1.42%
Sanofi	5,888	625

Textiles, Apparel & Luxury Goods 0.95%
Kering	1,920	421
Total France		3,091

Germany 6.38%

Automobiles 1.42%
Daimler AG Registered Shares	6,678	625

Banks 0.54%
Commerzbank AG*	15,123	238

Diversified Financial Services 0.88%
Deutsche Boerse AG	5,009	389

Health Care Providers & Services 0.93%
Fresenius SE & Co. KGaA	2,757	411

Industrial Conglomerates 1.70%
Siemens AG Registered Shares	5,671	749

Life Sciences Tools & Services 0.91%
MorphoSys AG*	4,267	400
Total Germany		2,812

Hong Kong 3.87%

Airlines 1.13%
Cathay Pacific Airways Ltd.	268,000	501

Electric: Utilities 1.28%
Cheung Kong Infrastructure Holdings Ltd.	82,000	566

Hotels, Restaurants & Leisure 1.46%
SJM Holdings Ltd.	256,380	642
Total Hong Kong		1,709

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
Indonesia 0.67%

Banks
PT Bank Negara Indonesia (Persero) Tbk	731,617	$294

Ireland 1.75%

Pharmaceuticals
Shire plc	9,875	772

Italy 4.24%

Banks 1.44%
UniCredit SpA	75,665	634

Gas Utilities 0.98%
Snam SpA	72,156	435

Oil, Gas & Consumable Fuels 1.82%
Eni SpA ADR	14,600	801
Total Italy		1,870

Japan 16.88%

Automobiles 2.25%
Nissan Motor Co., Ltd.	29,700	282
Toyota Motor Corp.	11,800	708
		990

Banks 1.54%
Bank of Yokohama Ltd. (The)	117,855	678

Chemicals 1.25%
Asahi Kasei Corp.	71,715	549

Diversified Financial Services 1.22%
ORIX Corp.	32,500	539

Electrical Equipment 1.00%
Nidec Corp.	7,200	442

Electronic Equipment, Instruments & Components 1.75%
Hitachi Ltd.	105,500	773

Investments	Shares	U.S. $ Fair Value (000)
Information Technology Services 0.78%
Obic Co., Ltd.	10,400	$343

Machinery 1.09%
NSK Ltd.	37,000	481

Real Estate Management & Development 1.37%
Daiwa House Industry Co., Ltd.	29,000	601

Tobacco 1.13%
Japan Tobacco, Inc.	13,700	499

Trading Companies & Distributors 2.76%
Mitsubishi Corp.	24,900	518
Sumitomo Corp.	51,800	699
		1,217

Wireless Telecommunication Services 0.74%
SoftBank Corp.	4,400	328
Total Japan		7,440

Luxembourg 0.66%

Metals & Mining
ArcelorMittal Registered Shares	19,400	290

Mexico 0.79%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV*	168,420	349

Netherlands 5.91%

Beverages 1.75%
Heineken Holding NV	11,763	774

Diversified Financial Services 1.42%
ING Groep NV CVA*	44,443	624

Insurance 1.51%
Aegon NV	76,229	665

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (Continued)

Oil, Gas & Consumable Fuels 1.23%
Royal Dutch Shell plc ADR	6,600	$544
Total Netherlands		2,607

Norway 2.90%

Banks 1.73%
DNB ASA	41,774	764

Insurance 1.17%
Storebrand ASA*	91,781	517
Total Norway		1,281

Portugal 1.64%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	39,424	722

South Korea 4.64%

Chemicals 0.72%
LG Chem Ltd.	1,092	320

Semiconductors & Semiconductor Equipment 2.60%
Samsung Electronics Co., Ltd.	396	517
SK Hynix, Inc.*	13,087	628
		1,145

Wireless Telecommunication Services 1.32%
SK Telecom Co. Ltd.	2,487	581
Total South Korea		2,046

Spain 2.80%

Construction & Engineering 2.45%
ACS Actividades de Construccion y Servicios SA	14,125	646
Obrascon Huarte Lain SA	9,934	436
		1,082

Investments	Shares	U.S. $ Fair Value (000)
Media 0.35%
Mediaset Espana Comunicacion SA*	13,061	$152
Total Spain		1,234

Sweden 2.52%

Diversified Telecommunication Services 1.09%
TeliaSonera AB	65,645	479

Machinery 1.43%
Alfa Laval AB	24,507	632
Total Sweden		1,111

Switzerland 3.66%

Chemicals 1.00%
Syngenta AG Registered Shares	1,190	443

Insurance 0.87%
Swiss Re AG*	4,325	385

Pharmaceuticals 1.79%
Roche Holding AG	2,641	788
Total Switzerland		1,616

Taiwan 0.86%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	46,000	378

Thailand 0.83%

Banks
Bangkok Bank Public Co., Ltd.	61,070	364

United Kingdom 18.30%

Airlines 0.79%
International Consolidated Airlines Group SA*	55,057	349

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (Continued)

Banks 3.87%
Barclays plc	121,907	$444
HSBC Holdings plc ADR	12,821	651
Lloyds Banking Group plc*	481,864	613
		1,708

Beverages 1.56%
Diageo plc	21,466	686

Electric: Utilities 1.53%
SSE plc	25,187	676

Food Products 1.95%
Tate & Lyle plc	26,002	305
Unilever plc	12,198	553
		858

Household Durables 0.85%
Berkeley Group Holdings plc	9,088	376

Insurance 1.52%
Prudential plc	29,279	672

Media 1.52%
WPP plc	30,815	672

Metals & Mining 0.67%
Rio Tinto plc ADR	5,400	293

Oil, Gas & Consumable Fuels 0.52%
Genel Energy plc*	13,248	230

Pharmaceuticals 1.45%
GlaxoSmithKline plc	23,847	638

Tobacco 1.56%
Imperial Tobacco Group plc	15,288	688

Investments	Shares	U.S. $ Fair Value (000)
Trading Companies & Distributors 0.51%
Ashtead Group plc	14,918	$223
Total United Kingdom		8,069
Total Common Stocks (cost $37,598,902)		40,944

PREFERRED STOCK 1.48%

Germany

Automobiles
Volkswagen AG (cost $650,877)	2,481	652
Total Long-Term Investments (cost $38,249,779)		41,596

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 5.39%

Repurchase Agreement
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $2,385,000 of U.S. Treasury Note at 2.125% due 8/31/2020; value: $2,426,738; proceeds: $2,376,352 (cost $2,376,352)	$2,376	2,376
Total Investments in Securities 99.74% (cost $40,626,131)		43,972
Foreign Cash and Other Assets in Excess of Liabilities 0.26%		114
Net Assets 100.00%		$44,086

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)	$40,944	$—	$—	$40,944
Preferred Stock(3)	652	—	—	652
Repurchase Agreement	—	2,376	—	2,376
Total	$41,596	$2,376	$—	$43,972

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of June 30, 2014, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for all foreign securities. As of December 31, 2013, the Fund utilized adjusted valuations for certain foreign securities (as described in Note 2(a)) which resulted in Level 2 inputs for these foreign securities. For the period ended June 30, 2014, the total securities transferred from Level 2 to Level 1 was $10,746,692.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $40,626,131)	$43,971,541
Foreign cash, at value (cost $195,600)	191,418
Receivables:
Investment securities sold	299,628
Capital shares sold	239,298
Dividends	88,171
From advisor (See Note 3)	21,961
Total assets	44,812,017
LIABILITIES:
Payables:
Investment securities purchased	640,104
Management fee	26,387
Fund administration	1,407
Directors’ fees	1,168
Capital shares reacquired	154
Accrued expenses	56,944
Total liabilities	726,164
NET ASSETS	$44,085,853
COMPOSITION OF NET ASSETS:
Paid-in capital	$39,337,303
Undistributed net investment income	266,627
Accumulated net realized gain on investments and foreign currency related transactions	1,140,917
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,341,006
Net Assets	$44,085,853
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,367,533
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$18.62

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends (net of foreign withholding taxes of $61,925)	$578,121
Total investment income	578,121
Expenses:
Management fee	138,533
Non 12b-1 service fees	46,280
Custody	36,561
Professional	22,652
Shareholder servicing	20,512
Reports to shareholders	8,557
Fund administration	7,388
Directors’ fees	710
Other	3,096
Gross expenses	284,289
Expense reductions (See Note 8)	(16)
Management fee waived (See Note 3)	(123,575)
Net expenses	160,698
Net investment income	417,423
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	879,394
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(525,548)
Net realized and unrealized gain	353,846
Net Increase in Net Assets Resulting From Operations	$771,269

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2014	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2013
Operations:
Net investment income	$417,423	$249,533
Net realized gain on investments and foreign currency related transactions	879,394	955,667
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(525,548)	2,996,031
Net increase in net assets resulting from operations	771,269	4,201,231
Distributions to shareholders from:
Net investment income	—	(390,276)
Net realized gain	—	(382,926)
Total distributions to shareholders	—	(773,202)
Capital share transactions (See Note 12):
Proceeds from sales of shares	11,434,491	17,868,526
Reinvestment of distributions	—	773,202
Cost of shares reacquired	(42,760)	(91,630)
Net increase in net assets resulting from capital share transactions	11,391,731	18,550,098
Net increase in net assets	12,163,000	21,978,127
NET ASSETS:
Beginning of period	$31,922,853	$9,944,726
End of period	$44,085,853	$31,922,853
Undistributed (distributions in excess of) net investment income	$266,627	$(150,796)

See Notes to Financial Statements.	11

Financial Highlights

	Six Months Ended					4/16/2010(a)
	6/30/2014		Year Ended 12/31			to
	(unaudited)		2013	2012	2011	12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$18.38		$15.31	$13.48	$15.72	$15.00
Investment operations:
Net investment income(b)						.01
Net realized and unrealized gain (loss)						(.37)
Total from investment operations						(.36)
Net asset value on SEC Effective Date, 5/1/2010						$14.64
Investment operations:
Net investment income(b)	.20		.22	.29	.24	.10
Net realized and unrealized gain (loss)	.04		3.32	1.75	(2.36)	1.04
Total from investment operations	.24		3.54	2.04	(2.12)	1.14
Distributions to shareholders from:
Net investment income	—		(.24)	(.21)	(.12)	(.06)
Net realized gain	—		(.23)	—	—	—
Total distributions	—		(.47)	(.21)	(.12)	(.06)
Net asset value, end of period	$18.62		$18.38	$15.31	$13.48	$15.72
Total Return(c)						5.20	%(d)(e)
Total Return(c)	1.36	%(d)	23.16%	15.13%	(13.47)%	7.79	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.87%	.87%	.87%	.87	%(g)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.87%	.87%	.87%	.87	%(g)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(d)	2.02%	3.81%	10.75%	63.34	%(g)
Net investment income	1.12	%(d)	1.31%	2.03%	1.65%	1.02	%(g)

Supplemental Data:
Net assets, end of period (000)	$44,086		$31,923	$9,945	$3,376	$585
Portfolio turnover rate	23.05	%(d)	56.36%	78.47%	61.91%	50.25%
(a)	Commencement of operations was 4/16/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/16/2010 through 12/31/2010.
(f)	Total return for the period 5/1/2010 through 12/31/2010.
(g)	Annualized.

12	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers International Core Equity Portfolio (the “Fund”).

The Fund’s investment objective is to seek long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in

Notes to Financial Statements (unaudited)(continued)

Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .08% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .87%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing fees on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

16

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014	Year Ended
	(unaudited)	12/31/2013
Distributions paid from:
Ordinary income	$—	$454,619
Net long-term capital gains	—	318,583
Total distributions paid	$—	$773,202

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$40,812,721
Gross unrealized gain	3,640,408
Gross unrealized loss	(481,588)
Net unrealized security gain	$3,158,820

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$18,736,468	$8,178,210

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

17

Notes to Financial Statements (unaudited)(continued)

	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented
	Recognized	Statement of Assets	in the Statement of
Description	Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$2,376,352	$—	$2,376,352
Total	$2,376,352	$—	$2,376,352

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,376,352	$—	$—	$(2,376,352)	$—
Total	$2,376,352	$—	$—	$(2,376,352)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

18

Notes to Financial Statements (unaudited)(concluded)

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

Large company value stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.

The Fund is subject to the risks of investing in foreign securities and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	632,648	1,050,021
Reinvestment of distributions	—	43,292
Shares reacquired	(2,369)	(5,538)
Increase	630,279	1,087,775

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	International Core Equity Portfolio	SFICE-PORT-3-0614 (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—International
Opportunities Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Opportunities Portfolio Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — International Opportunities Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/14 -
	1/1/14	6/30/14	6/30/14
Class VC
Actual	$1,000.00	$1,037.70	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Discretionary	17.94%
Consumer Staples	4.27%
Energy	4.68%
Financials	21.93%
Health Care	5.02%
Industrials	22.87%
Information Technology	14.88%
Materials	3.13%
Telecommunication Services	0.75%
Utilities	4.53%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 98.16%

COMMON STOCKS 96.76%

Australia 1.99%

Commercial Services & Supplies 0.94%
Spotless Group Holdings Ltd. *	334,294	$520

Multi-Utilities 1.05%
DUET Group	256,292	585
Total Australia		1,105

Austria 1.31%

Semiconductors & Semiconductor Equipment ams AG	4,366	726

Belgium 0.34%

Electric: Utilities
Elia System Operator SA	3,685	186

Brazil 0.88%

Multi-Line Retail
Magazine Luiza SA	117,400	488

Canada 1.27%

Metals & Mining 0.51%
HudBay Minerals, Inc.	30,802	285

Oil, Gas & Consumable Fuels 0.76%
TORC Oil & Gas Ltd.	30,513	420
Total Canada		705

China 2.11%

Oil, Gas & Consumable Fuels 0.91%
China Suntien Green Energy Corp., Ltd. Class H	1,555,000	506

		U.S. $
		Fair Value
Investments	Shares	(000)
Water Utilities 1.20%
CT Environmental Group Ltd.	914,000	$665
Total China		1,171

Finland 1.35%

Leisure Product
Amer Sports OYJ A Shares	36,479	747

France 1.92%

Auto Components 0.60%
Plastic Omnium SA	10,533	330

Information Technology Services 1.32%
Altran Technologies SA	68,788	735
Total France		1,065

Georgia 0.76%

Banks
TBC Bank JSC GDR *	30,000	424

Germany 8.97%

Auto Components 1.01%
ElringKlinger AG	13,592	561

Chemicals 1.62%
Symrise AG	16,471	897

Life Sciences Tools & Services 1.79%
Gerresheimer AG	8,150	562
MorphoSys AG *	4,629	434
		996

Machinery 1.93%
Deutz AG	57,428	458
DMG MORI SEIKI AG	17,592	612
		1,070

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
Germany (continued)

Real Estate Management & Development 1.25%
GAGFAH SA *	16,971	$309
Patrizia Immobilien AG *	28,846	383
		692

Technology Hardware, Storage & Peripheral 1.37%
Wincor Nixdorf AG	13,369	763
Total Germany		4,979

Hong Kong 6.01%

Auto Components 0.61%
Minth Group Ltd.	174,000	338

Capital Markets 1.75%
Sun Hung Kai & Co., Ltd.	1,219,000	971

Communications Equipment 0.60%
VTech Holdings Ltd.	25,000	332

Energy Equipment & Services 0.59%
Hilong Holding Ltd.	662,000	$329

Hotels, Restaurants & Leisure 0.42%
REXLot Holdings Ltd.	1,975,000	232

Household Durables 1.15%
Techtronic Industries Co.	200,000	641

Machinery 0.47%
Sinotruk Hong Kong Ltd.	522,500	260

Specialty Retail 0.42%
Esprit Holdings Ltd.	165,600	235
Total Hong Kong		3,338

India 1.72%

Consumer Finance
SKS Microfinance Ltd. *	207,692	955

		U.S. $
		Fair Value
Investments	Shares	(000)
Indonesia 1.52%

Banks 0.99%
Bank Tabungan Negara Persero Tbk PT	6,255,800	$548

Consumer Finance 0.53%
PT Clipan Finance Indonesia Tbk	8,129,400	293
Total Indonesia		841

Ireland 1.54%

Health Care Providers & Services
UDG Healthcare plc	145,788	854

Israel 0.90%

Diversified Financial Services
Plus500 Ltd.	63,511	498

Italy 1.10%

Communications Equipment 0.35%
Telit Communications plc *	52,895	196

Internet & Catalog Retail 0.31%
Yoox SpA *	6,229	168

Textiles, Apparel & Luxury Goods 0.44%
Brunello Cucinelli SpA	10,795	245
Total Italy		609

Japan 18.97%

Auto Components 1.11%
Keihin Corp.	38,700	615

Building Products 0.52%
Aica Kogyo Co., Ltd.	13,400	286

Construction & Engineering 0.76%
SHO-BOND Holdings Co., Ltd.	9,300	425

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Diversified Financial Services 1.35%
Century Tokyo Leasing Corp.	22,200	$749

Electronic Equipment, Instruments & Components 2.14%
Japan Aviation Electronics Industry Ltd.	35,000	753
Topcon Corp.	18,900	436
		1,189

Food & Staples Retailing 0.54%
Sundrug Co., Ltd.	6,700	298

Food Products 0.28%
Toyo Suisan Kaisha Ltd.	5,000	154

Health Care Equipment & Supplies 0.56%
Hogy Medical Co., Ltd.	5,700	309

Hotels, Restaurants & Leisure 1.30%
St. Marc Holdings Co., Ltd.	13,500	724

Household Durables 0.70%
Haseko Corp.	48,500	390

Information Technology Services 2.77%
NS Solutions Corp.	24,600	672
Obic Co., Ltd.	9,200	303
SCSK Corp.	19,900	561
		1,536

Machinery 2.10%
Nabtesco Corp.	15,800	349
NSK Ltd.	63,000	819
		1,168

Personal Products 1.22%
Aderans Co., Ltd.	15,218	239
Kobayashi Pharmaceutical Co., Ltd.	6,900	438
		677

		U.S. $
		Fair Value
Investments	Shares	(000)
Real Estate Management & Development 1.09%
Takara Leben Co., Ltd.	167,900	$607

Software 0.57%
NSD Co., Ltd.	24,000	316

Specialty Retail 1.22%
United Arrows Ltd.	16,800	677

Wireless Telecommunication Services 0.74%
Okinawa Cellular Telephone Co.	15,200	410
Total Japan		10,530

Luxembourg 0.55%

Real Estate Management & Development
Grand City Properties SA *	24,173	304

Mexico 1.12%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	300,000	622

Netherlands 4.03%

Construction & Engineering 1.35%
Arcadis NV	21,806	752

Machinery 1.30%
Aalberts Industries NV	22,120	722

Professional Services 1.38%
USG People NV	50,211	764
Total Netherlands		2,238

New Zealand 2.33%

Airlines
Air New Zealand Ltd.	709,814	1,293

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
Philippines 1.76%

Banks 0.63%
Rizal Commercial Banking Corp.	287,100	$349

Real Estate Management & Development 1.13%
Filinvest Land, Inc.	16,852,000	629
Total Philippines		978

Portugal 1.00%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	150,455	554

Spain 3.79%

Banks 0.71%
Liberbank SA *	410,334	393

Diversified Financial Services 1.17%
Bolsas y Mercados Espanoles SA	13,570	648

Food Products 1.15%
Ebro Foods SA	28,717	638

Hotels, Restaurants & Leisure 0.25%
eDreams ODIGEO SL *	19,170	138

Media 0.51%
Mediaset Espana Comunicacion SA *	24,615	287
Total Spain		2,104

Sweden 4.63%

Commercial Services & Supplies 3.63%
Intrum Justitia AB	30,644	915
Loomis AB Class B	35,702	1,098
		2,013

		U.S. $
		Fair Value
Investments	Shares	(000)
Food & Staples Retailing 1.00%
Axfood AB	10,276	$558
Total Sweden		2,571

Switzerland 2.13%

Capital Markets 0.33%
EFG International AG *	15,719	183

Household Durables 1.80%
Forbo Holding AG Registered Shares *	937	999
Total Switzerland		1,182

Taiwan 0.75%

Semiconductors & Semiconductor Equipment
Epistar Corp. *	168,000	416

United Kingdom 22.01%

Capital Markets 2.04%
Ashmore Group plc	90,668	574
Jupiter Fund Management plc	81,415	557
		1,131

Chemicals 0.94%
Essentra plc	39,986	523

Diversified Financial Services 1.75%
Arrow Global Group plc *	246,467	970

Electronic Equipment, Instruments & Components 1.07%
Electrocomponents plc	132,118	594

Health Care Providers & Services 1.04%
Synergy Health plc	23,830	575

Household Durables 1.06%
Berkeley Group Holdings plc	14,187	587

Independent Power and Renewable Electricity Producer 0.86%
APR Energy plc	42,746	476

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2014

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom (continued)

Information Technology Services 1.03%
Innovation Group plc	978,486	$569

Insurance 1.76%
Catlin Group Ltd.	71,119	651
Just Retirement Group plc *	130,842	328
		979

Multi-Line Retail 1.53%
B&M European Value Retail SA *	128,607	605
Poundland Group plc *	45,055	245
		850

Oil, Gas & Consumable Fuels 2.33%
Afren plc *	264,592	656
Genel Energy plc *	16,328	284
Ophir Energy plc *	94,055	355
		1,295

Professional Services 3.83%
Exova Group plc *	164,187	691
Hays plc	242,552	606
Michael Page International plc	112,630	831
		2,128

		U.S. $
		Fair Value
Investments	Shares	(000)
Software 1.32%
Playtech plc	47,340	$499
Tungsten Corp. plc *	47,451	235
		734

Specialty Retail 0.94%
Howden Joinery Group plc	98,632	523

Trading Companies & Distributors 0.51%
Diploma plc	25,640	281
Total United Kingdom		12,215
Total Common Stocks (cost $45,544,741)		53,698

PREFERRED STOCK 1.40%

Germany

Machinery
Jungheinrich AG (cost $804,282)	11,044	779
Total Investments in Securities 98.16% (cost $46,349,023)		54,477
Cash, Foreign Cash and Other Assets in Excess of Liabilities 1.84%		1,019
Net Assets 100.00%		$55,496

GDR	Global Depositary Receipt.
*	Non-income producing security.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks(3)	$53,698	$—	$—	$53,698
Preferred Stock	779	—	—	779
Total	$54,477	$—	$—	$54,477

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of June 30, 2014, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for all foreign securities. As of December 31, 2013, the Fund utilized adjusted valuations for certain foreign securities (as described in Note 2(a)) which resulted in Level 2 inputs for these foreign securities. For the period ended June 30, 2014, the total securities transferred from Level 2 to Level 1 was $20,220,354.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $46,349,023)	$54,477,298
Cash	95,752
Foreign cash, at value (cost $1,042,818)	1,019,279
Receivables:
Dividends	101,328
Investment securities sold	73,418
Capital shares sold	58,871
From advisor (See Note 3)	11,135
Prepaid expenses	6
Total assets	55,837,087
LIABILITIES:
Payables:
Investment securities purchased	165,829
Capital shares reacquired	37,287
Management fee	34,413
Directors’ fees	5,977
Fund administration	1,835
Accrued expenses	95,646
Total liabilities	340,987
NET ASSETS	$55,496,100
COMPOSITION OF NET ASSETS:
Paid-in capital	$41,115,014
Undistributed net investment income	48,533
Accumulated net realized gain on investments and foreign currency related transactions	6,227,559
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	8,104,994
Net Assets	$55,496,100
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	5,305,954
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.46

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends (net of foreign withholding taxes of $77,243)	$701,391
Total investment income	701,391
Expenses:
Management fee	207,650
Non 12b-1 service fees	69,189
Custody	32,016
Shareholder servicing	27,318
Professional	25,974
Fund administration	11,075
Reports to shareholders	11,023
Directors’ fees	1,204
Other	8,181
Gross expenses	393,630
Expense reductions (See Note 8)	(23)
Management fee waived (See Note 3)	(61,367)
Net expenses	332,240
Net investment income	369,151
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	4,658,826
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,975,562)
Net realized and unrealized gain	1,683,264
Net Increase in Net Assets Resulting From Operations	$2,052,415

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$369,151	$494,266
Net realized gain on investments and foreign currency related transactions	4,658,826	6,747,228
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,975,562)	7,335,969
Net increase in net assets resulting from operations	2,052,415	14,577,463
Distributions to shareholders from:
Net investment income	—	(980,951)
Net realized gain	—	(4,442,799)
Total distributions to shareholders	—	(5,423,750)
Capital share transactions (See Note 12):
Proceeds from sales of shares	3,291,802	9,751,125
Reinvestment of distributions	—	5,423,750
Cost of shares reacquired	(6,914,752)	(16,392,903)
Net decrease in net assets resulting from capital share transactions	(3,622,950)	(1,218,028)
Net increase (decrease) in net assets	(1,570,535)	7,935,685
NET ASSETS:
Beginning of period	$57,066,635	$49,130,950
End of period	$55,496,100	$57,066,635
Undistributed (distributions in excess of) net investment income	$48,533	$(320,618)

See Notes to Financial Statements.	11

Financial Highlights

	Six Months Ended 6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.08		$8.48	$7.30	$8.76	$7.28	$4.99
Investment operations:
Net investment income(a)	.07		.09	.12	.09	.07	.06
Net realized and unrealized gain (loss)	.31		2.56	1.37	(1.47)	1.47	2.33
Total from investment operations	.38		2.65	1.49	(1.38)	1.54	2.39
Distributions to shareholders from:
Net investment income	—		(.19)	(.17)	(.08)	(.06)	(.10)
Net realized gain	—		(.86)	(.14)	—	—	—
Total distributions	—		(1.05)	(.31)	(.08)	(.06)	(.10)
Net asset value, end of period	$10.46		$10.08	$8.48	$7.30	$8.76	$7.28
Total Return(b)	3.77	%(c)	31.70%	20.38%	(15.72)%	21.22%	47.87%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(c)	1.44%	1.42%	1.51%	1.41%	1.58%
Net investment income	.66	%(c)	.93%	1.44%	1.03%	.88%	1.04%

Supplemental Data:
Net assets, end of period (000)	$55,496		$57,067	$49,131	$42,917	$52,631	$44,010
Portfolio turnover rate	32.89	%(c)	89.28%	100.44%	99.73%	86.71%	104.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers International Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

13

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations.

14

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .53% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing fees on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$—	$3,193,101
Net long-term capital gains	—	2,230,649
Total distributions paid	$—	$5,423,750

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$46,908,787
Gross unrealized gain	9,253,452
Gross unrealized loss	(1,684,941)
Net unrealized security gain	$7,568,511

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$18,157,618	$22,024,266

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

ASU 2011–11 and ASU 2013–01 require disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty. As of June 30, 2014, the Fund did not have assets or liabilities subject to the disclosure requirements of ASU 2011–11 and ASU 2013–01.

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small companies. Foreign securities may pose greater risks than

Notes to Financial Statements (unaudited)(concluded)

domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other instruments.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	322,785	1,013,320
Reinvestment of distributions	—	554,576
Shares reacquired	(679,140)	(1,696,633)
Decrease	(356,355)	(128,737)

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	International Opportunities Portfolio	SFIO-PORT-3-0614 (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Mid Cap Stock Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Mid Cap Stock Portfolio

Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/14 -
	1/1/14	6/30/14	6/30/14
Class VC
Actual	$1,000.00	$1,083.20	$5.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Discretionary	8.13%
Consumer Staples	1.58%
Energy	8.82%
Financials	29.87%
Health Care	11.31%
Industrials	14.75%
Information Technology	8.93%
Materials	7.21%
Utilities	7.69%
Repurchase Agreement	1.71%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.52%

Aerospace & Defense 2.34%
Alliant Techsystems, Inc.	22,114	$2,962
Esterline Technologies Corp.*	19,600	2,256
Triumph Group, Inc.	73,507	5,132
Total		10,350

Airlines 0.98%
American Airlines Group, Inc.*	100,600	4,322

Banks 7.21%
CIT Group, Inc.	117,809	5,391
Comerica, Inc.	120,405	6,040
First Republic Bank	68,900	3,789
M&T Bank Corp.	61,600	7,641
SunTrust Banks, Inc.	225,734	9,043
Total		31,904

Beverages 0.36%
Molson Coors Brewing Co. Class B	21,400	1,587

Building Products 1.27%
Armstrong World
Industries, Inc.*	97,841	5,619

Capital Markets 5.51%
Affiliated Managers Group, Inc.*	16,673	3,425
Ares Capital Corp.	249,596	4,458
Greenhill & Co., Inc.	68,700	3,383
Invesco Ltd.	199,000	7,512
Raymond James Financial, Inc.	110,421	5,602
Total		24,380

Chemicals 2.87%
Albemarle Corp.	49,200	3,518
Axiall Corp.	96,900	4,580
CF Industries Holdings, Inc.	19,069	4,587
Total		12,685

		Fair
		Value
Investments	Shares	(000)
Commercial Services & Supplies 1.38%
Tyco International Ltd. (Switzerland)(a)	133,783	$6,100

Construction & Engineering 0.86%
Jacobs Engineering Group, Inc.*	71,284	3,798

Containers & Packaging 0.81%
Rock-Tenn Co. Class A	34,145	3,605

Electric: Utilities 3.41%
ITC Holdings Corp.	115,800	4,224
Portland General Electric Co.	155,100	5,377
PPL Corp.	154,500	5,490
Total		15,091

Electrical Equipment 0.78%
Babcock & Wilcox Co. (The)	106,827	3,468

Electronic Equipment, Instruments & Components 1.51%
Anixter International, Inc.	22,164	2,218
TE Connectivity Ltd. (Switzerland)(a)	72,100	4,459
Total		6,677

Energy Equipment & Services 1.81%
Superior Energy Services, Inc.	90,553	3,273
Tidewater, Inc.	84,363	4,737
Total		8,010

Food Products 1.22%
Bunge Ltd.	71,500	5,408

Health Care Equipment & Supplies 0.98%
St. Jude Medical, Inc.	62,600	4,335

Health Care Providers & Services 5.42%
Cardinal Health, Inc.	81,867	5,613
Cigna Corp.	54,512	5,013
Community Health Systems, Inc.*	97,800	4,437

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

		Fair
		Value
Investments	Shares	(000)
Health Care Providers & Services (continued)
Humana, Inc.	39,835	$5,088
Universal Health Services, Inc. Class B	39,935	3,824
Total		23,975

Hotels, Restaurants & Leisure 2.42%
Hyatt Hotels Corp. Class A*	57,507	3,507
SeaWorld Entertainment, Inc.	82,866	2,347
Wyndham Worldwide Corp.	64,300	4,869
Total		10,723

Household Durables 2.83%
Jarden Corp.*	91,600	5,437
Lennar Corp. Class A	79,000	3,316
Tupperware Brands Corp.	45,127	3,777
Total		12,530

Information Technology Services 2.49%
Fidelity National Information Services, Inc.	137,000	7,500
VeriFone Systems, Inc.*	95,845	3,522
Total		11,022

Insurance 9.24%
Allstate Corp. (The)	100,900	5,925
Argo Group International Holdings Ltd.	82,400	4,211
Everest Re Group Ltd.	7,800	1,252
Hartford Financial Services Group, Inc. (The)	280,346	10,039
Lincoln National Corp.	134,782	6,933
Marsh & McLennan Cos., Inc.	88,357	4,579
XL Group plc (Ireland)(a)	242,000	7,921
Total		40,860

Life Sciences Tools & Services 1.20%
PerkinElmer, Inc.	113,300	5,307

		Fair
		Value
Investments	Shares	(000)
Machinery 2.79%
IDEX Corp.	47,323	$3,821
Oshkosh Corp.	59,603	3,310
Stanley Black & Decker, Inc.	59,204	5,199
Total		12,330

Media 0.69%
Interpublic Group of Cos., Inc. (The)	157,145	3,066

Metals & Mining 2.52%
Allegheny Technologies, Inc.	125,397	5,656
Reliance Steel & Aluminum Co.	74,280	5,475
Total		11,131

Multi-Line Retail 0.99%
Macy’s, Inc.	75,578	4,385

Multi-Utilities 3.60%
CMS Energy Corp.	158,343	4,932
Sempra Energy	60,602	6,346
Wisconsin Energy Corp.	99,439	4,666
Total		15,944

Oil, Gas & Consumable Fuels 7.03%
Cimarex Energy Co.	56,908	8,164
CONSOL Energy, Inc.	106,000	4,883
EQT Corp.	35,542	3,800
Gulfport Energy Corp.*	56,700	3,561
Pioneer Natural Resources Co.	13,700	3,148
Range Resources Corp.	35,443	3,082
Tesoro Corp.	75,700	4,441
Total		31,079

Paper & Forest Products 1.03%
International Paper Co.	90,000	4,542

Pharmaceuticals 3.74%
Actavis plc*	30,550	6,814
Mallinckrodt plc*	75,278	6,024
Mylan, Inc.*	71,884	3,706
Total		16,544

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

		Fair
		Value
Investments	Shares	(000)
Real Estate Investment Trusts 5.77%
BioMed Realty Trust, Inc.	181,306	$3,958
Brandywine Realty Trust	174,018	2,715
Camden Property Trust	61,700	4,390
DDR Corp.	222,639	3,925
Liberty Property Trust	117,310	4,449
Macerich Co. (The)	53,600	3,578
Vornado Realty Trust	23,362	2,493
Total		25,508

Real Estate Management & Development 2.22%
Jones Lang LaSalle, Inc.	59,404	7,508
Realogy Holdings Corp.*	61,000	2,300
Total		9,808

Road & Rail 2.65%
Con-way, Inc.	94,846	4,781
Ryder System, Inc.	78,573	6,922
Total		11,703

Semiconductors & Semiconductor Equipment 2.74%
NVIDIA Corp.	232,923	4,318
NXP Semiconductors NV (Netherlands)*(a)	62,599	4,143
Skyworks Solutions, Inc.	78,173	3,671
Total		12,132

Software 1.00%
Electronic Arts, Inc.*	123,799	4,441

Technology Hardware, Storage & Peripheral 1.20%
SanDisk Corp.	50,917	5,317

Textiles, Apparel & Luxury Goods 1.21%
PVH Corp.	45,726	5,332

		Fair
		Value
Investments	Shares	(000)
Trading Companies & Distributors 1.75%
Air Lease Corp.	105,300	$4,062
WESCO International, Inc.*	42,331	3,657
Total		7,719

Water Utilities 0.69%
American Water Works Co., Inc.	61,700	3,051
Total Common Stocks (cost $336,991,896)		435,788

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.71%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $7,600,000 of U.S. Treasury Note at 2.125% due 8/31/2020; value: $7,733,000; proceeds: $7,577,432 (cost $7,577,432)	$7,577	7,577
Total Investments in Securities 100.23% (cost $344,569,328)		443,365
Liabilities in Excess of Cash and Other Assets (0.23)%		(1,031)
Net Assets 100.00%		$442,334

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$435,788	$—	$—	$435,788
Repurchase Agreement	—	7,577	—	7,577
Total	$435,788	$7,577	$—	$443,365

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $344,569,328)	$443,365,046
Cash	130,996
Receivables:
Investment securities sold	5,752,520
Dividends	582,325
Capital shares sold	175,677
Prepaid expenses	363
Total assets	450,006,927
LIABILITIES:
Payables:
Investment securities purchased	5,851,591
Capital shares reacquired	854,915
Management fee	271,377
Directors’ fees	99,761
Fund administration	14,473
Accrued expenses	580,590
Total liabilities	7,672,707
NET ASSETS	$442,334,220
COMPOSITION OF NET ASSETS:
Paid-in capital	$399,453,686
Undistributed net investment income	817,858
Accumulated net realized loss on investments	(56,733,042)
Net unrealized appreciation on investments	98,795,718
Net Assets	$442,334,220
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	17,424,955
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$25.39

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends	$3,387,753
Total investment income	3,387,753
Expenses:
Management fee	1,608,759
Non 12b-1 service fees	536,191
Shareholder servicing	155,575
Fund administration	85,800
Reports to shareholders	31,831
Professional	26,511
Directors’ fees	9,283
Custody	8,777
Other	4,578
Gross expenses	2,467,305
Expense reductions (See Note 8)	(181)
Net expenses	2,467,124
Net investment income	920,629
Net realized and unrealized gain:
Net realized gain on investments	31,755,339
Net change in unrealized appreciation/depreciation on investments	2,046,289
Net realized and unrealized gain	33,801,628
Net Increase in Net Assets Resulting From Operations	$34,722,257

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2014	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2013
Operations:
Net investment income	$920,629	$2,084,235
Net realized gain on investments	31,755,339	67,184,082
Net change in unrealized appreciation/depreciation on investments	2,046,289	42,767,955
Net increase in net assets resulting from operations	34,722,257	112,036,272
Distributions to shareholders from:
Net investment income	—	(1,695,805)
Capital share transactions (See Note 12):
Proceeds from sales of shares	7,583,732	21,163,313
Reinvestment of distributions	—	1,695,804
Cost of shares reacquired	(37,126,688)	(95,243,425)
Net decrease in net assets resulting from capital share transactions	(29,542,956)	(72,384,308)
Net increase in net assets	5,179,301	37,956,159
NET ASSETS:
Beginning of period	$437,154,919	$399,198,760
End of period	$442,334,220	$437,154,919
Undistributed (distributions in excess of) net investment income	$817,858	$(102,771)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$23.43		$18.05	$15.86	$16.56	$13.26	$10.51
Investment operations:
Net investment income(a)	.05		.10	.11	.03	.05	.05
Net realized and unrealized gain (loss)	1.91		5.37	2.20	(.69)	3.31	2.76
Total from investment operations	1.96		5.47	2.31	(.66)	3.36	2.81
Distributions to shareholders from:
Net investment income	—		(.09)	(.12)	(.04)	(.06)	(.06)
Net asset value, end of period	$25.39		$23.43	$18.05	$15.86	$16.56	$13.26
Total Return(b)	8.32	%(c)	30.32%	14.55%	(4.01)%	25.43%	26.62%
Ratios to Average Net Assets:
Expenses, including expense reductions	.57	%(c)	1.14%	1.16%	1.17%	1.21%	1.22%
Expenses, excluding expense reductions	.57	%(c)	1.14%	1.16%	1.17%	1.21%	1.22%
Net investment income	.21	%(c)	.49%	.66%	.20%	.38%	.48%

Supplemental Data:
Net assets, end of period (000)	$442,334		$437,155	$399,199	$414,004	$498,818	$470,627
Portfolio turnover rate	23.93	%(c)	62.17%	65.70%	41.69%	68.22%	112.51	%(d)
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Includes portfolio securities delivered as a result of redemption in-kind transactions.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

13

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2014, the effective management was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The

14

Notes to Financial Statements (unaudited)(continued)

Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing fees on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$—	$1,695,805
Total distributions paid	$—	$1,695,805

As of December 31, 2013, the Fund has a capital loss carryforward of $88,338,043 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$344,719,461
Gross unrealized gain	100,523,300
Gross unrealized loss	(1,877,715)
Net unrealized security gain	$98,645,585

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$103,060,445	$134,206,991

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$7,577,432	$—	$7,577,432
Total	$7,577,432	$—	$7,577,432

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$7,577,432	$—	$—	$(7,577,432)	$—
Total	$7,577,432	$—	$—	$(7,577,432)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.

(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts

17

Notes to Financial Statements (unaudited)(concluded)

or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	317,864	1,025,929
Reinvestment of distributions	—	73,701
Shares reacquired	(1,549,045)	(4,564,563)
Decrease	(1,231,181)	(3,464,933)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Mid Cap Stock Portfolio	LASFMCV-3-0614 (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Short Duration Income

Portfolio

For the period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

20	Statement of Assets and Liabilities

21	Statement of Operations

22	Statement of Changes in Net Assets

23	Financial Highlights

24	Notes to Financial Statements

33	Supplemental Information to Shareholders

Lord Abbett Series Fund — Short Duration Income Portfolio
Semiannual Report

For the period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Short Duration Income Portfolio for the period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 4, 2014, commencement of operations, through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 4/4/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/4/14	6/30/14	4/4/14 - 6/30/14
Class VC
Actual	$1,000.00	$1,006.00	$1.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,009.78	$1.87

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 88/365 (to reflect the period April 4, 2014, commencement of operations, to June 30, 2014).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Auto	1.17%
Basic Industry	0.72%
Capital Goods	0.17%
Consumer Cyclicals	4.30%
Consumer Discretionary	1.57%
Consumer Services	1.64%
Consumer Staples	0.97%
Energy	7.55%
Financial Services	54.44%
Foreign Government	2.16%
Health Care	4.83%
Integrated Oils	4.57%
Materials and Processing	3.85%
Producer Durables	0.31%
Technology	3.25%
Telecommunications	1.09%
Transportation	1.02%
U.S. Government	4.81%
Utilities	1.58%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.12%

ASSET-BACKED SECURITIES 11.18%

Automobiles 6.84%
Ally Auto Receivables Trust 2012-5 A3	0.62%		3/15/2017	$24	$24,346
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%		6/8/2017	12	12,015
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%		12/8/2017	25	25,024
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%		9/10/2018	25	25,062
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%		9/20/2016	25	25,071
CarMax Auto Owner Trust 2012-2 A3	0.84%		3/15/2017	20	20,014
CarMax Auto Owner Trust 2013-2 A3	0.64%		1/16/2018	25	25,034
CarMax Auto Owner Trust 2013-3 A3	0.97%		4/16/2018	15	15,086
CarMax Auto Owner Trust 2013-4 A2	0.52%		11/15/2016	23	23,017
Ford Credit Auto Owner Trust 2012-D A3	0.51%		4/15/2017	94	93,995
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	16	15,622
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%		2/15/2018	15	15,034
World Omni Auto Receivables Trust 2014-A A2	0.43%		5/15/2017	25	25,009
Total					344,329

Credit Cards 2.00%
Chase Issuance Trust 2012-A3	0.79%		6/15/2017	100	100,387

Other 2.34%
Nomura CRE CDO Ltd. 2007-2A A1A†	0.477%	#	5/21/2042	65	63,861
SLM Student Loan Trust 2012-A A1†	1.552%	#	8/15/2025	53	53,636
Total					117,497
Total Asset-Backed Securities (cost $561,424)					562,213

CORPORATE BONDS 44.65%

Aerospace/Defense 0.32%
Exelis, Inc.	4.25%		10/1/2016	15	15,918

Auto Parts: Original Equipment 0.63%
Accuride Corp.	9.50%		8/1/2018	5	5,273
Delphi Corp.	6.125%		5/15/2021	19	21,282
Hertz Corp. (The)	7.50%		10/15/2018	5	5,250
Total					31,805

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Money Center 0.32%
Zions Bancorporation	4.50%	3/27/2017	$15	$16,018

Banks: Regional 2.55%
Associated Banc-Corp.	5.125%	3/28/2016	2	2,131
Citigroup, Inc.	5.50%	2/15/2017	15	16,507
Morgan Stanley	3.00%	8/31/2015	50	51,063
National City Corp.	6.875%	5/15/2019	5	5,978
Popular, Inc.	7.00%	7/1/2019	2	2,040
Regions Financial Corp.	2.00%	5/15/2018	15	14,961
Royal Bank of Scotland Group plc (United Kingdom)(a)	2.55%	9/18/2015	35	35,732
Total				128,412

Biotechnology Research & Production 0.15%
STHI Holding Corp.†	8.00%	3/15/2018	7	7,429

Broadcasting 0.10%
Clear Channel Communications, Inc.	10.75%	8/1/2016	5	5,044

Brokers 0.50%
Jefferies Group LLC	8.50%	7/15/2019	20	25,100

Building Materials 0.60%
Ainsworth Lumber Co. Ltd. (Canada)†(a)	7.50%	12/15/2017	5	5,294
Building Materials Corp. of America†	7.00%	2/15/2020	20	21,300
Owens Corning, Inc.	9.00%	6/15/2019	3	3,776
Total				30,370

Business Services 0.61%
Alliance Data Systems Corp.†	6.375%	4/1/2020	7	7,490
Ceridian LLC/Comdata, Inc.†	8.125%	11/15/2017	2	2,025
Expedia, Inc.	7.456%	8/15/2018	2	2,374
Iron Mountain, Inc.	8.375%	8/15/2021	14	14,718
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	4	4,280
Total				30,887

Cable Services 0.19%
Mediacom LLC/Mediacom Capital Corp.	9.125%	8/15/2019	9	9,473

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.24%
CF Industries, Inc.	7.125%	5/1/2020	$4	$4,933
Ferro Corp.	7.875%	8/15/2018	5	5,234
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	2	2,100
Total				12,267

Coal 0.79%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	10	10,750
CONSOL Energy, Inc.	8.25%	4/1/2020	17	18,487
Penn Virginia Corp.	7.25%	4/15/2019	10	10,650
Total				39,887

Computer Software 0.49%
Aspect Software, Inc.	10.625%	5/15/2017	11	11,619
SRA International, Inc.	11.00%	10/1/2019	3	3,232
SunGard Data Systems, Inc.	7.625%	11/15/2020	9	9,855
Total				24,706

Consumer Products 0.22%
Avon Products, Inc.	6.50%	3/1/2019	10	11,216

Containers 0.25%
BOE Merger Corp. PIK†	9.50%	11/1/2017	5	5,281
BWAY Holding Co.	10.00%	6/15/2018	7	7,385
Total				12,666

Data Product, Equipment & Communications 0.88%
Fidelity National Information Services, Inc.	7.875%	7/15/2020	42	44,481

Diversified 0.10%
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	5	5,169

Drugs 1.65%
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	10	10,319
Hospira, Inc.	6.05%	3/30/2017	2	2,208
Mylan, Inc.†	7.875%	7/15/2020	35	38,750
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	30	31,613
Total				82,890

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.98%
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	$8	$8,409
Pepco Holdings, Inc.	2.70%	10/1/2015	40	40,800
Total				49,209

Electronics 0.29%
Jabil Circuit, Inc.	8.25%	3/15/2018	12	14,355

Electronics: Semi-Conductors/Components 0.14%
Freescale Semiconductor, Inc.	10.75%	8/1/2020	6	6,795

Energy Equipment & Services 0.88%
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	15	17,006
Energy Transfer Partners LP	9.00%	4/15/2019	16	20,467
Energy Transfer Partners LP	9.70%	3/15/2019	5	6,560
Total				44,033

Energy: Exploration & Production 0.15%
Whiting Petroleum Corp.	6.50%	10/1/2018	7	7,315

Engineering & Contracting Services 0.25%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2	1,920
URS Corp.	3.85%	4/1/2017	10	10,429
Total				12,349

Entertainment 0.88%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	22	23,265
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	9.125%	8/1/2018	7	7,382
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	6	6,236
Vail Resorts, Inc.	6.50%	5/1/2019	7	7,372
Total				44,255

Financial Services 1.98%
Air Lease Corp.	3.375%	1/15/2019	28	28,945
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	5	5,182
Lloyds Bank plc (United Kingdom)(a)	9.875%	12/16/2021	25	29,625
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	9	10,080
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	5	5,450
Western Union Co. (The)	3.35%	5/22/2019	20	20,421
Total				99,703

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.40%
Hercules Offshore, Inc.†	10.25%	4/1/2019	$5	$5,513
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	8	8,768
SLM Corp.	8.00%	3/25/2020	5	5,794
Total				20,075

Food 0.55%
Big Heart Pet Brands	7.625%	2/15/2019	8	8,347
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	3	3,083
US Foods, Inc.	8.50%	6/30/2019	15	16,072
Total				27,502

Gaming 0.48%
CCM Merger, Inc.†	9.125%	5/1/2019	7	7,542
Isle of Capri Casinos, Inc.	7.75%	3/15/2019	3	3,218
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	11	11,103
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	2	2,160
Total				24,023

Gas Distribution 0.37%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	17	18,530

Health Care Products 0.56%
Biomet, Inc.	6.50%	8/1/2020	6	6,495
Biomet, Inc.	6.50%	10/1/2020	8	8,580
Edwards Lifesciences Corp.	2.875%	10/15/2018	5	5,115
Immucor, Inc.	11.125%	8/15/2019	7	7,840
Total				28,030

Health Care Services 1.18%
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	3	3,293
HCA Holdings, Inc.	7.75%	5/15/2021	6	6,592
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	9	9,619
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	17	18,457
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	15	16,200
Senior Housing Properties Trust	3.25%	5/1/2019	5	5,069
Total				59,230

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.42%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	$20	$20,950

Industrial Products 0.16%
Mueller Water Products, Inc.	7.375%	6/1/2017	8	8,170

Insurance 1.03%
CNO Financial Group, Inc.†	6.375%	10/1/2020	2	2,170
Fidelity National Financial, Inc.	6.60%	5/15/2017	5	5,635
UnumProvident Finance Co. plc (United Kingdom)†(a)	6.85%	11/15/2015	35	37,643
Willis North America, Inc.	6.20%	3/28/2017	6	6,600
Total				52,048

Investment Management Companies 1.02%
Ares Capital Corp.	4.875%	11/30/2018	11	11,716
Leucadia National Corp.	8.125%	9/15/2015	4	4,325
Nuveen Investments, Inc.	5.50%	9/15/2015	8	8,260
Nuveen Investments, Inc.†	9.125%	10/15/2017	25	27,219
Total				51,520

Leasing 0.19%
Aviation Capital Group Corp.†	3.875%	9/27/2016	2	2,071
Aviation Capital Group Corp.†	4.625%	1/31/2018	7	7,389
Total				9,460

Leisure 0.11%
Central Garden and Pet Co.	8.25%	3/1/2018	3	3,128
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75%	8/15/2020	2	2,190
Total				5,318

Lodging 0.93%
Host Hotels & Resorts LP	6.00%	11/1/2020	40	43,666
Marina District Finance Co., Inc.	9.875%	8/15/2018	3	3,176
Total				46,842

Machinery: Agricultural 0.14%
Lorillard Tobacco Co.	6.875%	5/1/2020	6	7,139

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.38%
Sirius XM Holdings, Inc.†	5.25%	8/15/2022	$5	$5,413
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	12	13,545
Total				18,958

Merchandising 0.17%
Kemet Corp.	10.50%	5/1/2018	8	8,500

Metals & Minerals: Miscellaneous 1.10%
Glencore Canada Corp. (Canada)†(a)	3.60%	1/15/2017	25	26,245
Goldcorp, Inc. (Canada)(a)	2.125%	3/15/2018	3	3,012
IAMGOLD Corp. (Canada)†(a)	6.75%	10/1/2020	3	2,790
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016	12	12,509
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	10	10,725
Total				55,281

Oil 2.56%
Chaparral Energy, Inc.	8.25%	9/1/2021	9	9,923
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.	6.625%	11/15/2019	4	4,320
Continental Resources, Inc.	7.125%	4/1/2021	15	17,006
Continental Resources, Inc.	7.375%	10/1/2020	25	27,906
Continental Resources, Inc.	8.25%	10/1/2019	12	12,735
DCP Midstream LLC†	9.75%	3/15/2019	5	6,453
Ecopetrol SA (Colombia)(a)	4.25%	9/18/2018	20	21,450
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	9	9,675
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	9	10,013
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	4	3,751
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	5	5,525
Total				128,757

Oil: Crude Producers 2.53%
Cimarex Energy Co.	5.875%	5/1/2022	3	3,330
Crosstex Energy LP/Crosstex Energy Finance Corp.	7.125%	6/1/2022	14	16,301
Enbridge Energy Partners LP	6.50%	4/15/2018	15	17,500
Enbridge Energy Partners LP	9.875%	3/1/2019	6	7,882
Forest Oil Corp.	7.25%	6/15/2019	5	4,975
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	2	2,220
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%	6/1/2020	4	4,545

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Plains Exploration & Production Co.	6.625%		5/1/2021	$40	$44,950
Plains Exploration & Production Co.	8.625%		10/15/2019	10	10,750
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%		12/1/2018	5	5,294
W&T Offshore, Inc.	8.50%		6/15/2019	9	9,765
Total					127,512

Oil: Integrated Domestic 1.37%
Basic Energy Services, Inc.	7.75%		2/15/2019	10	10,650
Carrizo Oil & Gas, Inc.	8.625%		10/15/2018	5	5,294
El Paso Pipeline Partners Operating Co. LLC	6.50%		4/1/2020	3	3,529
Newfield Exploration Co.	6.875%		2/1/2020	25	26,625
Newfield Exploration Co.	7.125%		5/15/2018	5	5,169
Pioneer Energy Services Corp.	9.875%		3/15/2018	11	11,550
Rowan Cos., Inc.	7.875%		8/1/2019	5	6,113
Total					68,930

Oil: Integrated International 2.55%
Petrobras Global Finance BV (Netherlands)(a)	1.849%	#	5/20/2016	20	20,075
Petrobras Global Finance BV (Netherlands)(a)	2.592%	#	3/17/2017	25	25,360
Petrobras International Finance Co.	3.50%		2/6/2017	10	10,290
Petrohawk Energy Corp.	6.25%		6/1/2019	15	16,237
Petroleos Mexicanos (Mexico)(a)	2.248%	#	7/18/2018	25	26,017
Transocean, Inc.	6.50%		11/15/2020	7	8,107
Weatherford International Ltd.	9.625%		3/1/2019	17	22,331
Total					128,417

Paper & Forest Products 0.28%
Cascades, Inc. (Canada)(a)	7.875%		1/15/2020	5	5,338
Exopack Holding Corp.†	10.00%		6/1/2018	8	8,620
Total					13,958

Real Estate Investment Trusts 4.15%
American Tower Corp.	7.25%		5/15/2019	17	20,589
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	2.00%		2/6/2017	25	25,076
Corrections Corp. of America	4.125%		4/1/2020	4	3,990
DDR Corp.	7.50%		7/15/2018	5	5,976
DDR Corp.	9.625%		3/15/2016	15	17,170
Digital Realty Trust LP	4.50%		7/15/2015	15	15,431

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Digital Realty Trust LP	5.875%	2/1/2020	$12	$13,353
EPR Properties	7.75%	7/15/2020	2	2,393
Kilroy Realty LP	4.80%	7/15/2018	25	27,172
Mid-America Apartments LP†	6.05%	9/1/2016	5	5,477
Reckson Operating Partnership LP	6.00%	3/31/2016	25	26,917
Regency Centers LP	5.25%	8/1/2015	35	36,659
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part	5.00%	8/15/2018	8	8,715
Total				208,918

Retail 1.77%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	8	8,040
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016	6	5,130
DBP Holding Corp.†	7.75%	10/15/2020	3	2,640
Hillman Group, Inc. (The)	10.875%	6/1/2018	5	5,307
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	9	9,236
Party City Holdings, Inc.	8.875%	8/1/2020	7	7,787
QVC, Inc.†	7.375%	10/15/2020	20	21,475
QVC, Inc.†	7.50%	10/1/2019	26	27,329
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores†	11.00%	5/1/2017	2	2,128
Total				89,072

Savings & Loan 0.61%
Santander Holdings USA, Inc.	3.00%	9/24/2015	30	30,823

Services 0.24%
First Data Holdings, Inc. PIK†	14.50%	9/24/2019	11	11,880

Software/Services 0.58%
Computer Sciences Corp.	6.50%	3/15/2018	25	28,971

Specialty Materials 0.17%
Interline Brands, Inc. PIK	10.00%	11/15/2018	8	8,600

Steel 0.67%
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/23/2017	30	33,610

Synthetic Fibers 0.21%
Polymer Group, Inc.	7.75%	2/1/2019	10	10,675

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 0.10%
DynCorp International, Inc.	10.375%	7/1/2017	$5	$5,231

Telecommunications 0.55%
Cincinnati Bell, Inc.	8.75%	3/15/2018	10	10,500
Consolidated Communications Finance Co.	10.875%	6/1/2020	8	9,370
GTE Corp.	6.84%	4/15/2018	5	5,897
SBA Telecommunications, Inc.	8.25%	8/15/2019	2	2,099
Total				27,866

Textile Products 0.14%
Burlington Holdings LLC/Burlington Holding Finance, Inc. PIK†	9.00%	2/15/2018	7	7,193

Tobacco 0.05%
Reynolds American, Inc.	7.75%	6/1/2018	2	2,409

Transportation: Miscellaneous 0.79%
Asciano Finance Ltd. (Australia)†(a)	3.125%	9/23/2015	35	35,731
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	4	4,243
Total				39,974
Total Corporate Bonds (cost $2,237,127)				2,246,124

FLOATING RATE LOANS(b) 4.10%

Aerospace/Defense 0.34%
Alliant Techsystems, Inc. Term Loan B	3.50% - 5.00%	11/1/2020	5	5,005
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021	7	7,008
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	5	5,022
Total				17,035

Apparel 0.10%
PVH Corp. Tranche B Term Loan	3.25%	2/13/2020	5	4,957

Energy Equipment & Services 0.10%
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019	5	4,966

Financial Services 0.06%
Nuveen Investments, Inc. Tranche B 1st Lien Term Loan	4.15%	5/15/2017	3	3,009

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.24%
Aramark Corp. Term Loan E	3.25%	9/7/2019	$7	$6,944
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	5	5,181
Total				12,125

Gaming 0.59%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	15	14,974
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	15	14,715
Total				29,689

Health Care 1.05%
Capsugel Holdings US, Inc. Initial Term Loan	3.50%	8/1/2018	5	4,985
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.975%	10/30/2017	5	4,909
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.234%	8/7/2019	33	33,027
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(a)	3.50%	3/19/2021	10	9,989
Total				52,910

Health Care Products 0.09%
Biomet, Inc. Term Loan B2	3.65% - 3.733%	7/25/2017	5	4,720

Media 0.69%
AMC Networks, Inc. Term Loan A	2.151%	6/30/2017	15	15,031
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	10	9,836
CSC Holdings LLC Term Loan B	2.65%	4/17/2020	10	10,057
Total				34,924

Metals & Minerals: Miscellaneous 0.02%
American Rock Salt Co. LLC 2nd Lien Delayed Draw Loan	8.00%	5/16/2022	1	1,010

Services 0.18%
Hertz Corp. (The) Letter of Credit Term Loan	2.75%	3/9/2018	5	4,963
Kasima LLC Term Loan B	3.25%	5/17/2021	3	2,995
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	1	999
Total				8,957

Technology 0.16%
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	8	8,034

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.30%
Activision Blizzard, Inc. Term Loan	3.25%		10/12/2020	$15	$15,057

Utilities 0.18%
Panda Temple Power II LLC Advance Construction Term Loan	7.25%		4/3/2019	5	5,125
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%		5/5/2016	4	4,028
Total					9,153
Total Floating Rate Loans (cost $206,299)					206,546

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.27%

Dominican Republic 0.19%
Dominican Republic†	9.04%		1/23/2018	9	9,693

Philippines 0.40%
Republic of Philippines	9.875%		1/15/2019	15	19,931

Poland 0.68%
Republic of Poland	5.00%		10/19/2015	10	10,592
Republic of Poland	6.375%		7/15/2019	20	23,750
Total					34,342
Total Foreign Government Obligations (cost $63,744)					63,966

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.14%
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	50	50,070
Government National Mortgage Assoc. 2014-64 IO	1.31%	#	12/16/2054	499	47,609
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	2	2,005
Government National Mortgage Assoc. 2014-78 IO	1.003%	#	3/16/2056	100	7,912
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $107,349)					107,596

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.97%
Federal Home Loan Mortgage Corp.	3.136%	#	10/1/2043	49	50,531
Federal National Mortgage Assoc.	2.434%	#	10/1/2036	92	98,518
Federal National Mortgage Assoc.	2.897%	#	6/1/2042	49	50,496
Total Government Sponsored Enterprises Pass-Throughs (cost $199,237)					199,545

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 26.12%
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.898%	#	12/10/2049	$25	$27,595
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	100	104,849
Citigroup Commercial Mortgage Trust 2014-GC19 A1	1.199%		3/10/2047	36	36,152
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.213%	#	12/10/2049	50	55,738
Commercial Mortgage Pass-Through Certificates 2001-J2A F†	7.38%	#	7/16/2034	25	28,268
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	50	54,407
Commercial Mortgage Pass-Through Certificates 2006-FL12 E†	0.442%	#	12/15/2020	16	15,881
Commercial Mortgage Pass-Through Certificates 2012-CR1 A2	2.35%		5/15/2045	20	20,516
Commercial Mortgage Pass-Through Certificates 2012-CR5 A1	0.673%		12/10/2045	74	74,185
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	89	90,168
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.353%	#	12/20/2054	22	21,611
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%		2/10/2046	100	100,337
GS Mortgage Securities Trust 2012-GC6 XA†	2.335%	#	1/10/2045	386	44,319
GS Mortgage Securities Trust 2013-GC14 A1	1.217%		8/10/2046	86	86,027
JPMorgan Chase Commercial Mortgage Securities Trust 2011-C3 A3†	4.388%		2/15/2046	100	109,367
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2†	3.364%		11/13/2044	100	104,731
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	50	54,252
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 XA	1.87%	#	2/15/2046	470	44,820
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A1	0.777%		12/15/2048	78	77,397
Morgan Stanley Capital I Trust 2007-T25 AM	5.544%		11/12/2049	50	54,871
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	100	108,445
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,311,967)					1,313,936

U.S. TREASURY OBLIGATION 0.69%
U.S. Treasury Note (cost $34,798)	1.50%		5/31/2019	35	34,826
Total Long-Term Investments (cost $4,721,945)					4,734,752

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 2.73%

CONVERTIBLE BONDS 0.70%

Metals & Minerals: Miscellaneous 0.50%
Newmont Mining Corp.	1.25%	7/15/2014	$25	$25,016

Telecommunications 0.20%
Leap Wireless International, Inc.	4.50%	7/15/2014	10	10,025
Total Convertible Bonds (cost $35,095)				35,041

CORPORATE BONDS 1.21%

Banks: Regional 0.20%
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.00%	10/1/2014	10	10,094

Beverages 0.10%
Constellation Brands, Inc.	8.375%	12/15/2014	5	5,172

Financial Services 0.10%
Nationstar Mortgage LLC/Nationstar Capital Corp.	10.875%	4/1/2015	5	5,035

Oil 0.31%
Gulf South Pipeline Co. LP†	5.05%	2/1/2015	15	15,334

Oil: Integrated International 0.50%
Petrobras International Finance Co.	2.875%	2/6/2015	25	25,329
Total Corporate Bonds (cost $60,918)				60,964

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.82%

Hungary 0.41%
Hungary Government Bond	4.75%	2/3/2015	20	20,460

Turkey 0.41%
Republic of Turkey	7.25%	3/15/2015	20	20,868
Total Foreign Government Obligations (cost $41,252)				41,328
Total Short-Term Investments (cost $137,265)				137,333
Total Investments in Securities 96.85% (cost $4,859,210)				4,872,085
Cash and Other Assets in Excess of Liabilities(c) 3.15%				158,453
Net Assets 100.00%				$5,030,538

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2014

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2014.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2014.
(c)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2014	5	Long	$1,097,969	$(243)
U.S. 5-Year Treasury Note	September 2014	1	Short	(119,461)	(283)
Totals				$978,508	$(526)

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$562,213	$—	$562,213
Corporate Bonds	—	2,307,088	—	2,307,088
Floating Rate Loans(3)
Aerospace/Defense	—	17,035	—	17,035
Apparel	—	4,957	—	4,957
Energy Equipment & Services	—	4,966	—	4,966
Financial Services	—	3,009	—	3,009
Food	—	12,125	—	12,125
Gaming	—	29,689	—	29,689
Health Care	—	52,910	—	52,910
Health Care Products	—	4,720	—	4,720
Media	—	34,924	—	34,924
Metals & Minerals: Miscellaneous	—	1,010	—	1,010
Services	—	3,994	4,963	8,957
Technology	—	8,034	—	8,034
Telecommunications	—	15,057	—	15,057
Utilities	—	4,028	5,125	9,153
Foreign Government Obligations	—	105,294	—	105,294
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	107,596	—	107,596
Government Sponsored Enterprises Pass-Throughs	—	199,545	—	199,545
Non-Agency Commercial Mortgage-Backed Securities	—	1,313,936	—	1,313,936
U.S. Treasury Obligations	—	34,826	—	34,826
Convertible Bonds	—	35,041	—	35,041
Total	$—	$4,861,997	$10,088	$4,872,085

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2014

Investment Type(2)	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(526)	—	—	(526)
Unfunded Commitments
Assets	—	14	—	14
Liabilities	—	—	—	—
Total	$(526)	$14	$—	$(512)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance, beginning of period	$—
Accrued discounts/premiums	(4)
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(35)
Purchases	10,127
Sales	—
Net transfers in or out of Level 3	—
Balance as of June 30, 2014	$10,088

See Notes to Financial Statements.	19

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $4,859,210)	$4,872,085
Cash	116,027
Deposits with brokers for futures collateral	835
Receivables:
Investment securities sold	130,244
Interest	47,480
From advisor (See Note 3)	5,468
Unrealized appreciation on unfunded commitments	14
Prepaid expenses	6,981
Total assets	5,179,134
LIABILITIES:
Payables:
Investment securities purchased	129,365
Offering costs	7,600
Variation margin	223
Fund administration	165
Directors’ fees	9
Accrued expenses	11,234
Total liabilities	148,596
NET ASSETS	$5,030,538
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,000,000
Undistributed net investment income	15,561
Accumulated net realized gain on investments and futures contracts	2,614
Net unrealized appreciation on investments, futures contracts and unfunded commitments	12,363
Net Assets	$5,030,538
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	333,333
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.09

20	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Period Ended June 30, 2014

Investment income:
Interest and other	$24,899
Total investment income	24,899
Expenses:
Professional	13,010
Reports to shareholders	4,740
Management fee	4,085
Custody	3,476
Offering costs	2,119
Shareholder servicing	1,265
Fund administration	467
Directors’ fees	15
Other	1,422
Gross expenses	30,599
Expense reductions (See Note 9)	(1)
Management fee waived and expenses reimbursed (See Note 3)	(21,260)
Net expenses	9,338
Net investment income	15,561
Net realized and unrealized gain:
Net realized gain on investments and futures contracts	2,614
Net change in unrealized appreciation/depreciation on investments, futures contracts and unfunded commitments	12,363
Net realized and unrealized gain	14,977
Net Increase in Net Assets Resulting From Operations	$30,538

*	For the period April 4, 2014 (commencement of operations) to June 30, 2014.

See Notes to Financial Statements.	21

Statement of Changes in Net Assets

INCREASE IN NET ASSETS	For the Period April 4, 2014 to June 30, 2014* (unaudited)
Operations:
Net investment income	$15,561
Net realized gain on investments and futures contracts	2,614
Net change in unrealized appreciation/depreciation on investments, futures contracts and unfunded commitments	12,363
Net increase in net assets resulting from operations	30,538
Capital share transactions (See Note 13):
Proceeds from sales of shares	5,000,000
Net increase in net assets resulting from capital share transactions	5,000,000
Net increase in net assets	5,030,538
NET ASSETS:
Beginning of period	$—
End of period	$5,030,538
Undistributed net investment income	$15,561

*	For the period April 4, 2014 (commencement of operations) to June 30, 2014.

22	See Notes to Financial Statements.

Financial Highlights

	4/4/2014(a)
	to
	6/30/2014
	(unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$15.00
Investment operations:
Net investment income(b)	—
Net realized and unrealized gain	—
Total from investment operations	—
Net asset value on SEC Effective Date, 4/14/2014	$15.00
Investment operations:
Net investment income(b)	.05
Net realized and unrealized gain	.04
Total from investment operations	.09
Distributions to shareholders from:
Net investment income	—
Net asset value, end of period	$15.09
Total Return(c)	.60	%(d)(e)
Total Return(c)	.60	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.19	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.19	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.61	%(d)
Net investment income	.31	%(d)

Supplemental Data:
Net assets, end of period (000)	$5,031
Portfolio turnover rate	48.36	%(d)
(a)	Commencement of operations was 4/4/2014, SEC effective date was 4/14/2014 and date shares first became available to the public was 5/1/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/4/2014 through 6/30/2014.
(f)	Total return for the period 4/14/2014 through 6/30/2014.

See Notes to Financial Statements.	23

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Short Duration Income Portfolio (the “Fund”). The Fund commenced operations on April 4, 2014, became effective with the Securities and Exchange Commission (“SEC”) on April 14, 2014 and shares became available to the public on May 1, 2014.

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments.

Notes to Financial Statements (unaudited)(continued)

The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and unfunded commitments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and futures contracts on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Financial Statements (unaudited)(continued)

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into

Notes to Financial Statements (unaudited)(continued)

bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2014, the Fund had the following unfunded loan commitment:

Security Name
Texas Competitive Electric Holdings Co. LLC
DIP Delayed Draw Term Loan	$2,544

(k)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the period ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .80%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2014, the Fund did not incur expenses for such services arrangements.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

28

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,859,210
Gross unrealized gain	17,607
Gross unrealized loss	(4,732)
Net unrealized security gain	$12,875

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2014 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$1,852,102	$5,275,119	$1,506,746	$819,320

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2014 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Net realized gain of $597 and net unrealized depreciation of $526 are included on the Statement of Operations related to futures contracts under the captions Net realized gain on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively. The average number of futures contracts throughout the period was 5.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

ASU 2011–11 and ASU 2013–01 require disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions

29

Notes to Financial Statements (unaudited)(continued)

between the Fund and the applicable counterparty. As of June 30, 2014, the Fund did not have assets or liabilities subject to the disclosure requirements of ASU 2011–11 and ASU 2013–01.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

As of June 30, 2014, there were no loans outstanding under the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of

30

Notes to Financial Statements (unaudited)(continued)

default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

The Fund may invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are

31

Notes to Financial Statements (unaudited)(concluded)

issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Period Ended
June 30, 2014†
(unaudited)
Shares sold	333,333
Increase	333,333

†	For the period April 4, 2014 (commencement of operations) to June 30, 2014.

32

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

33

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Short Duration Income Portfolio	SF-SD1-PORT (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

24	Statement of Assets and Liabilities

25	Statement of Operations

26	Statements of Changes in Net Assets

27	Financial Highlights

28	Notes to Financial Statements

36	Supplemental Information to Shareholders

Lord Abbett Series Fund — Total Return Portfolio
Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Total Return Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/14 -
	1/1/14	6/30/14	6/30/14
Class VC
Actual	$1,000.00	$1,048.10	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Auto	0.34%
Basic Industry	0.81%
Consumer Cyclical	2.63%
Consumer Discretionary	0.61%
Consumer Services	1.05%
Consumer Staples	1.18%
Energy	4.18%
Financial Services	20.54%
Foreign Government	1.61%
Health Care	1.00%
Integrated Oils	1.72%
Materials and Processing	2.02%
Municipal	1.74%
Producer Durables	0.65%
Technology	0.58%
Telecommunications	1.49%
Transportation	0.44%
U.S. Government	51.92%
Utilities	1.89%
Repurchase Agreement	3.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 110.30%

ASSET-BACKED SECURITIES 12.89%

Automobiles 4.91%
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$99	$99,138
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	163	162,718
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	329	329,287
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	134	134,150
AmeriCredit Automobile Receivables Trust 2011-4 A3	1.17%	5/9/2016	29	29,058
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	31	30,706
AmeriCredit Automobile Receivables Trust 2012-2 A3	1.05%	10/11/2016	374	374,989
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	555	555,707
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	144	143,566
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	62	61,714
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	86	86,361
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	149	149,318
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	410	410,068
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	73	73,149
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	495	496,194
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	497	497,163
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	169	169,191
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	164	164,151
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	105	104,782
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	588	589,242
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	4	3,844
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	550	550,866
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	689	690,427
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	303	303,587
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	301	300,888
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	87	86,713

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%		2/15/2016	$350	$350,280
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%		9/15/2015	365	365,162
Nissan Auto Lease Trust 2012-B A3	0.58%		11/16/2015	425	425,270
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%		8/15/2016	482	482,313
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%		7/15/2016	267	266,730
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	687	687,739
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	9	8,968
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	59	59,016
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%		6/15/2017	170	170,219
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%		2/15/2016	320	319,659
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	110	110,005
World Omni Auto Receivables Trust 2013-B A2	0.48%		11/15/2016	262	262,239
Total					10,104,577

Credit Cards 3.92%
American Express Credit Account Master Trust 2009-2 A	1.402%	#	3/15/2017	450	450,690
Bank of America Credit Card Trust 2007-A10	0.222%	#	12/15/2016	850	849,961
Barclays Dryrock Issuance Trust 2012-1 A	0.302%	#	8/15/2017	500	500,000
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	300	301,536
Citibank Credit Card Issuance Trust 2004-A8	4.90%		12/12/2016	550	561,268
Citibank Credit Card Issuance Trust 2005-A2	4.85%		3/10/2017	525	541,316
Citibank Credit Card Issuance Trust 2013-A1	0.254%	#	4/24/2017	950	949,819
Citibank Credit Card Issuance Trust 2013-A8	0.304%	#	12/12/2016	350	350,103
Citibank Omni Master Trust 2009-A13†	5.35%		8/15/2018	361	363,221
Citibank Omni Master Trust 2009-A14A†	2.902%	#	8/15/2018	250	250,817
Discover Card Execution Note Trust 2011-A3 A	0.362%	#	3/15/2017	300	300,092
Discover Card Execution Note Trust 2012-A1	0.81%		8/15/2017	1,040	1,043,111
Discover Card Execution Note Trust 2012-A3	0.86%		11/15/2017	500	502,163
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	450	460,058
GE Capital Credit Card Master Note Trust 2012-1 A	1.03%		1/15/2018	640	641,978
Total					8,066,133

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.44%
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.35%	#	1/25/2036	$209	$200,192
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.31%	#	5/25/2036	46	42,654
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1 A3	0.24%	#	12/25/2036	278	275,881
Home Equity Asset Trust 2006-6 2A2	0.26%	#	11/25/2036	41	40,793
Home Equity Asset Trust 2006-7 2A2	0.26%	#	1/25/2037	132	129,550
Home Equity Asset Trust 2006-8 2A2	0.26%	#	3/25/2037	64	62,554
New Century Home Equity Loan Trust 2005-A A6	4.812%		8/25/2035	139	136,959
Option One Mortgage Loan Trust 2005-1 A4	0.95%	#	2/25/2035	25	24,765
Total					913,348

Other 3.62%
Dryden Senior Loan Fund 2012-23RA A1R†(a)	1.484%	#	7/17/2023	1,000	999,000
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.727%	#	10/19/2025	200	199,165
Fortress Credit BSL Ltd. 2013-1A A†	1.408%	#	1/19/2025	900	891,684
Gleneagles CLO Ltd. 2005-1A B†	0.775%	#	11/1/2017	500	492,949
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	100	100,835
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	255	255,418
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B2†	1.744%		1/16/2046	150	149,839
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	100	100,037
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%		5/16/2044	100	99,962
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	100	98,611
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	170	170,094
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	250	250,519
HLSS Servicer Advance Receivables Backed Notes 2013-T7 CT7†	2.526%		11/15/2046	500	497,838
HLSS Servicer Advance Receivables Backed Notes 2014-T1 CT1†	1.79%		1/17/2045	200	200,243
Jasper CLO Ltd. 2005-1A A†	0.495%	#	8/1/2017	675	672,315
Meritage Mortgage Loan Trust 2004-2 M3	1.125%	#	1/25/2035	599	567,414

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Morgan Stanley ABS Capital I 2006-HE1 A3	0.33%	#	1/25/2036	$11	$10,737
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	100	98,681
New Residential Advance Receivables Trust
Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	125	125,590
SLM Student Loan Trust 2006-4 A4	0.309%	#	4/25/2023	5	5,162
SLM Student Loan Trust 2010-A 2A†	3.402%	#	5/16/2044	63	67,279
SLM Student Loan Trust 2011-1 A1	0.672%	#	3/25/2026	61	61,745
SLM Student Loan Trust 2012-C A1†	1.252%	#	8/15/2023	273	275,071
Venture XVII CLO Ltd. 2014-17A A†	1.764%	#	7/15/2026	650	651,674
Westchester CLO Ltd. 2007-1A A1A†	0.45%	#	8/1/2022	401	397,514
Total					7,439,376
Total Asset-Backed Securities (cost $26,501,807)					26,523,434

CORPORATE BONDS 32.21%

Aerospace/Defense 0.01%
Embraer SA (Brazil)(b)	5.15%		6/15/2022	10	10,800

Air Transportation 0.10%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(b)	8.375%		5/10/2020	200	214,940

Apparel 0.22%
PVH Corp.	7.75%		11/15/2023	361	446,312

Auto Parts: Original Equipment 0.02%
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	30	32,100

Automotive 0.28%
Ford Motor Co.	6.375%		2/1/2029	40	47,710
Ford Motor Co.	6.625%		10/1/2028	226	280,392
Ford Motor Co.	7.45%		7/16/2031	180	241,291
Total					569,393

Banks: Money Center 0.10%
Zions Bancorporation	4.50%		3/27/2017	40	42,716
Zions Bancorporation	4.50%		6/13/2023	166	171,542
Total					214,258

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 1.84%
Bank of America Corp.	5.70%	5/2/2017	$25	$27,761
Citigroup, Inc.	5.50%	9/13/2025	631	705,358
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	72	80,972
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	289	334,948
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	191	218,075
HBOS plc (United Kingdom)†(b)	6.00%	11/1/2033	134	150,022
Lloyds TSB Bank plc (United Kingdom)†(b)	6.50%	9/14/2020	344	404,303
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021	256	294,285
Morgan Stanley	4.10%	5/22/2023	75	76,222
Morgan Stanley	5.00%	11/24/2025	469	501,314
Morgan Stanley	5.50%	7/28/2021	152	174,881
National Savings Bank (Sri Lanka)†(b)	8.875%	9/18/2018	200	227,500
Regions Financial Corp.	7.75%	11/10/2014	8	8,201
Wells Fargo & Co.	3.45%	2/13/2023	572	570,254
Total				3,774,096

Beverages 0.57%
Ajecorp BV (Netherlands)†(b)	6.50%	5/14/2022	210	194,250
Central American Bottling Corp.†	6.75%	2/9/2022	411	440,798
Corporacion Lindley SA (Peru)†(b)	4.625%	4/12/2023	260	255,450
Fomento Economico Mexicano SAB de CV (Mexico)(b)	4.375%	5/10/2043	300	280,431
Total				1,170,929

Biotechnology Research & Production 0.28%
Amgen, Inc.	6.40%	2/1/2039	453	567,238

Broadcasting 0.17%
Cox Communications, Inc.†	8.375%	3/1/2039	244	343,993

Brokers 0.52%
Jefferies Group LLC	6.875%	4/15/2021	271	318,189
Raymond James Financial, Inc.	8.60%	8/15/2019	601	759,762
Total				1,077,951

Building Materials 0.44%
Building Materials Corp. of America†	7.00%	2/15/2020	277	295,005
Nortek, Inc.	10.00%	12/1/2018	25	27,063
Owens Corning, Inc.	9.00%	6/15/2019	469	590,346
Total				912,414

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.13%
Expedia, Inc.	5.95%	8/15/2020	$51	$57,779
Iron Mountain, Inc.	8.375%	8/15/2021	208	218,660
Total				276,439

Cable Services 0.42%
Mediacom LLC/Mediacom Capital Corp.	9.125%	8/15/2019	353	371,532
Time Warner Cable, Inc.	6.55%	5/1/2037	125	156,041
Time Warner Cable, Inc.	7.30%	7/1/2038	244	329,302
Total				856,875

Chemicals 0.84%
CF Industries, Inc.	7.125%	5/1/2020	368	453,840
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	225	240,750
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	390	431,879
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	230	309,655
NewMarket Corp.	4.10%	12/15/2022	135	135,083
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	133	139,650
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	15	15,315
Total				1,726,172

Communications Services 0.01%
CenturyLink, Inc.	6.875%	1/15/2028	29	29,870

Computer Software 0.14%
Aspect Software, Inc.	10.625%	5/15/2017	138	145,763
SunGard Data Systems, Inc.	7.375%	11/15/2018	138	145,935
Total				291,698

Construction/Homebuilding 0.10%
Odebrecht Finance Ltd.†	5.25%	6/27/2029	200	201,100

Consumer Products 0.12%
Tupperware Brands Corp.	4.75%	6/1/2021	225	243,230

Containers 0.22%
Ball Corp.	6.75%	9/15/2020	72	77,130
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	402	383,910
Total				461,040

Data Product, Equipment & Communications 0.15%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	300	315,787

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.30%
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	$393	$406,264
Tenedora Nemak SA de CV (Mexico)†(b)	5.50%	2/28/2023	200	204,000
Total				610,264

Drugs 0.25%
Actavis Funding SCS (Luxembourg)†(b)	3.85%	6/15/2024	289	292,724
CFR International SpA (Chile)†(b)	5.125%	12/6/2022	200	217,121
Total				509,845

Electric: Power 1.69%
AES El Salvador Trust II (Panama)†(b)	6.75%	3/28/2023	260	268,450
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	100	104,982
DPL, Inc.	7.25%	10/15/2021	371	409,955
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	411	488,645
Entergy Corp.	5.125%	9/15/2020	567	630,140
Exelon Generation Co. LLC	4.25%	6/15/2022	190	198,723
FirstEnergy Transmission LLC†	4.35%	1/15/2025	125	126,556
Indiantown Cogeneration LP	9.77%	12/15/2020	114	130,346
Perusahaan Listrik Negara PT (Indonesia)†(b)	5.50%	11/22/2021	200	211,000
PPL Energy Supply LLC	4.60%	12/15/2021	64	63,835
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	642	723,189
Red Oak Power LLC	8.54%	11/30/2019	97	105,792
Texas-New Mexico Power Co.†	9.50%	4/1/2019	12	15,374
Total				3,476,987

Electrical: Household 0.06%
Energizer Holdings, Inc.	4.70%	5/19/2021	124	127,882

Electronics 0.15%
PerkinElmer, Inc.	5.00%	11/15/2021	294	318,277

Energy Equipment & Services 0.81%
Cameron International Corp.	7.00%	7/15/2038	159	208,434
Energy Transfer Partners LP	6.625%	10/15/2036	65	77,472
Energy Transfer Partners LP	7.50%	7/1/2038	444	579,062
Energy Transfer Partners LP	9.00%	4/15/2019	308	393,998
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	370	396,680
Total				1,655,646

Engineering & Contracting Services 0.06%
AGCO Corp.	5.875%	12/1/2021	100	113,635

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.44%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.375%	6/1/2020	$100	$109,250
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	198	214,830
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	112	122,640
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	400	448,000
Total				894,720

Financial Services 2.76%
Air Lease Corp.	3.875%	4/1/2021	131	134,275
Air Lease Corp.	4.75%	3/1/2020	156	169,260
Bank of America Corp.	5.875%	1/5/2021	170	199,167
Bank of America Corp.	7.625%	6/1/2019	95	117,466
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	284	291,734
General Electric Capital Corp.	6.75%	3/15/2032	1,158	1,531,917
Goldman Sachs Group, Inc. (The)(a)	3.85%	7/8/2024	279	278,632
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	199	215,418
Lender Processing Services, Inc.	5.75%	4/15/2023	681	733,777
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	205	215,241
Rio Oil Finance Trust Series 2014-1†	6.25%	7/6/2024	200	210,361
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029	486	628,684
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	591	614,381
Western Union Co. (The)	3.35%	5/22/2019	335	342,054
Total				5,682,367

Financial: Miscellaneous 0.54%
Moody’s Corp.	4.50%	9/1/2022	329	345,502
Moody’s Corp.	5.50%	9/1/2020	196	223,147
NASDAQ OMX Group, Inc. (The)	4.25%	6/1/2024	131	133,067
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	56	61,379
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	306	339,925
Total				1,103,020

Food 0.48%
Big Heart Pet Brands	7.625%	2/15/2019	311	324,482
Flowers Foods, Inc.	4.375%	4/1/2022	135	142,080
JBS Investments GmbH (Austria)†(b)	7.25%	4/3/2024	500	518,750
Total				985,312

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.22%
CCM Merger, Inc.†	9.125%	5/1/2019	$171	$184,252
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	261	263,447
Total				447,699

Health Care Services 0.45%
DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	261	278,617
Dignity Health	4.50%	11/1/2042	112	103,483
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	295	315,281
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	215	220,668
Total				918,049

Household Equipment/Products 0.10%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	200	209,500

Industrial Products 0.28%
KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	200	191,790
Mueller Water Products, Inc.	7.375%	6/1/2017	187	190,974
OAS Finance Ltd.†(a)	8.00%	7/2/2021	200	202,500
Total				585,264

Insurance 0.34%
CNO Financial Group, Inc.†	6.375%	10/1/2020	234	253,890
Markel Corp.	7.125%	9/30/2019	142	171,206
Willis North America, Inc.	7.00%	9/29/2019	240	281,973
Total				707,069

Investment Management Companies 0.30%
Lazard Group LLC	6.85%	6/15/2017	180	204,352
Oaktree Capital Management LP†	6.75%	12/2/2019	340	408,290
Total				612,642

Leasing 0.07%
Aviation Capital Group Corp.†	6.75%	4/6/2021	125	141,709

Leisure 0.40%
Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	277	344,810
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	413	472,885
Total				817,695

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.73%
Host Hotels & Resorts LP	5.25%	3/15/2022	$902	$995,946
Hyatt Hotels Corp.†	6.875%	8/15/2019	369	428,302
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	83	81,755
Total				1,506,003

Machinery: Agricultural 0.33%
Lorillard Tobacco Co.	6.875%	5/1/2020	181	215,357
Lorillard Tobacco Co.	8.125%	6/23/2019	292	364,437
Lorillard Tobacco Co.	8.125%	5/1/2040	78	105,449
Total				685,243

Machinery: Oil Well Equipment & Services 0.02%
National Oilwell Varco, Inc.	6.125%	8/15/2015	42	42,046

Manufacturing 0.14%
Hillenbrand, Inc.	5.50%	7/15/2020	125	137,108
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	139	155,332
Total				292,440

Media 1.06%
21st Century Fox America, Inc.	6.20%	12/15/2034	106	130,171
21st Century Fox America, Inc.	6.90%	8/15/2039	444	582,755
Columbus International, Inc. (Barbados)†(b)	7.375%	3/30/2021	200	216,250
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	300	315,750
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	265	273,124
Time Warner, Inc.	7.625%	4/15/2031	321	442,225
Videotron Ltd (Canada)(b)	9.125%	4/15/2018	11	11,357
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	200	215,248
Total				2,186,880

Metals & Minerals: Miscellaneous 0.36%
Barrick Gold Corp. (Canada)(b)	4.10%	5/1/2023	267	266,380
Goldcorp, Inc. (Canada)(b)	5.45%	6/9/2044	221	227,466
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	234	244,530
Total				738,376

Natural Gas 0.20%
Fermaca Enterprises S de RL de CV (Mexico)†(b)	6.375%	3/30/2038	250	261,875
Sabine Pass LNG LP	6.50%	11/1/2020	22	23,925
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,141

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	$87	$122,217
Total				410,158

Oil 2.18%
Afren plc (United Kingdom)†(b)	6.625%	12/9/2020	250	259,375
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	316	389,278
Chaparral Energy, Inc.	8.25%	9/1/2021	164	180,810
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(b)	4.50%	10/3/2023	200	210,212
Continental Resources, Inc.	8.25%	10/1/2019	64	67,918
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	5.082%	12/30/2023	76	77,530
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	5.412%	12/30/2025	137	141,505
Ecopetrol SA (Colombia)(b)	5.875%	9/18/2023	250	281,250
Ecopetrol SA (Colombia)(b)	5.875%	5/28/2045	100	103,928
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	133	142,975
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	600	652,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	242	265,595
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	50	53,500
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	131	145,738
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	100	111,875
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	318	339,465
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	36	38,340
Petroleos de Venezuela SA (Venezuela)†(b)	6.00%	11/15/2026	145	94,250
Petroleos de Venezuela SA (Venezuela)†(b)	8.50%	11/2/2017	170	159,426
Petroleos Mexicanos (Mexico)†(b)	6.375%	1/23/2045	80	93,100
Pioneer Energy Services Corp.†	6.125%	3/15/2022	82	85,178
SEACOR Holdings, Inc.	7.375%	10/1/2019	246	276,750
Valero Energy Corp.	10.50%	3/15/2039	183	310,765
Total				4,481,263

Oil: Crude Producers 1.68%
Cimarex Energy Co.	4.375%	6/1/2024	80	81,700
Enable Oklahoma Intrastate Transmission LLC†	6.875%	7/15/2014	13	13,023
Enbridge Energy Partners LP	9.875%	3/1/2019	425	558,313
Enterprise Products Operating LLC	7.55%	4/15/2038	311	433,443
Kerr-McGee Corp.	7.125%	10/15/2027	130	166,080
Kerr-McGee Corp.	7.875%	9/15/2031	149	211,003
Plains Exploration & Production Co.	6.125%	6/15/2019	71	78,810
Plains Exploration & Production Co.	6.75%	2/1/2022	406	463,347

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	$115	$124,488
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	135	146,981
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	25	26,469
Ruby Pipeline LLC†	6.00%	4/1/2022	452	510,977
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	200	217,750
Southeast Supply Header LLC†	4.25%	6/15/2024	161	164,199
Southeast Supply Header LLC†	4.85%	8/15/2014	2	2,009
Southern Star Central Corp.†	5.125%	7/15/2022	262	264,620
Total				3,463,212

Oil: Integrated Domestic 0.58%
El Paso Pipeline Partners Operating Co. LLC	7.50%	11/15/2040	175	226,334
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	30	37,104
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	201	256,174
Rowan Cos., Inc.	7.875%	8/1/2019	555	678,532
Total				1,198,144

Oil: Integrated International 1.43%
ENI SpA (Italy)†(b)	5.70%	10/1/2040	925	1,053,729
Petrobras International Finance Co.	6.875%	1/20/2040	2	2,115
Petrohawk Energy Corp.	6.25%	6/1/2019	212	229,490
Petrohawk Energy Corp.	7.25%	8/15/2018	193	202,168
Transocean, Inc.	6.375%	12/15/2021	450	521,366
Weatherford International Ltd.	9.875%	3/1/2039	452	704,833
YPF SA (Argentina)†(b)	8.75%	4/4/2024	220	230,428
Total				2,944,129

Paper & Forest Products 0.73%
Exopack Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	200	215,000
Georgia-Pacific LLC	8.875%	5/15/2031	653	981,537
Kimberly-Clark de Mexico SAB de CV (Mexico)†(b)	3.80%	4/8/2024	100	101,873
Plum Creek Timberlands LP	4.70%	3/15/2021	171	186,125
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	10	10,137
Total				1,494,672

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts 1.36%
American Tower Corp.	4.70%	3/15/2022	$357	$384,531
Corrections Corp. of America	4.125%	4/1/2020	248	247,380
EPR Properties	5.25%	7/15/2023	327	340,763
EPR Properties	7.75%	7/15/2020	269	321,901
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	500	582,099
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	308	348,809
Hospitality Properties Trust	4.65%	3/15/2024	125	131,235
Kilroy Realty LP	6.625%	6/1/2020	379	448,318
Total				2,805,036

Retail 1.09%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	224	225,120
DBP Holding Corp.†	7.75%	10/15/2020	155	136,400
Family Dollar Stores, Inc.	5.00%	2/1/2021	290	311,631
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	280	287,350
QVC, Inc.†	7.375%	10/15/2020	1,187	1,274,551
Total				2,235,052

Savings & Loan 0.24%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	428	494,001

Steel 0.56%
Allegheny Technologies, Inc.	5.875%	8/15/2023	285	313,151
Allegheny Technologies, Inc.	9.375%	6/1/2019	290	360,145
GTL Trade Finance, Inc.†	7.25%	4/16/2044	200	211,200
Valmont Industries, Inc.	6.625%	4/20/2020	224	266,506
Total				1,151,002

Technology 0.21%
VeriSign, Inc.	4.625%	5/1/2023	430	426,947

Telecommunications 1.73%
Altice Financing SA (Luxembourg)†(b)	6.50%	1/15/2022	225	240,187
Block Communications, Inc.†	7.25%	2/1/2020	20	21,400
Comcel Trust†	6.875%	2/6/2024	200	216,500
Consolidated Communications Finance Co.	10.875%	6/1/2020	312	365,430
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	200	209,000
Frontier Communications Corp.	9.25%	7/1/2021	393	472,091
GTE Corp.	6.94%	4/15/2028	535	668,515
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	200	201,000

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications (continued)
MTS International Funding Ltd. (Ireland)†(b)	8.625%	6/22/2020	$125	$148,488
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	150	158,250
Turk Telekomunikasyon AS (Turkey)†(b)	4.875%	6/19/2024	600	583,560
Verizon Communications, Inc.	7.75%	12/1/2030	206	283,245
Total				3,567,666

Tobacco 0.33%
Altria Group, Inc.	9.95%	11/10/2038	408	681,738

Transportation: Miscellaneous 0.34%
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	150	159,113
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	481	549,704
Total				708,817

Utilities 0.42%
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	375	389,551
Public Service Co. of New Mexico	7.95%	5/15/2018	179	215,091
Williams Cos., Inc. (The)	8.75%	3/15/2032	190	248,340
Total				852,982

Utilities: Electrical 0.11%
Tennessee Valley Authority	3.50%	12/15/2042	240	221,239
Total Corporate Bonds (cost $63,848,924)				66,241,263

FOREIGN GOVERNMENT OBLIGATIONS 1.88%

Bermuda 0.05%
Government of Bermuda†	5.603%	7/20/2020	100	112,000

Brazil 0.12%
Federal Republic of Brazil(b)	4.25%	1/7/2025	200	202,950
Federal Republic of Brazil(b)	8.25%	1/20/2034	40	55,600
Total				258,550

Dominican Republic 0.11%
Dominican Republic†(b)	6.60%	1/28/2024	200	218,800

Gabon 0.11%
Gabonese Republic†(b)	6.375%	12/12/2024	200	219,468

Ghana 0.09%
Republic of Ghana†(b)	7.875%	8/7/2023	200	194,500

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Hungary 0.00%
Hungary Government Bond(b)	5.75%	11/22/2023	$2	$2,215

Indonesia 0.19%
Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022	200	185,500
Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	200	207,500
Total				393,000

Mexico 0.27%
United Mexican States(b)	4.00%	10/2/2023	244	256,749
United Mexican States(b)	5.55%	1/21/2045	263	299,820
Total				556,569

Panama 0.04%
Republic of Panama(b)	6.70%	1/26/2036	64	79,264

Philippines 0.19%
Republic of Philippines(b)	7.50%	9/25/2024	200	260,750
Republic of Philippines(b)	9.50%	10/21/2024	92	135,240
Total				395,990

Poland 0.04%
Republic of Poland(b)	4.00%	1/22/2024	81	84,443

Russia 0.10%
Russia Eurobonds†(b)	4.875%	9/16/2023	200	207,500

South Africa 0.11%
Republic of South Africa(b)	5.875%	9/16/2025	200	222,900

Sri Lanka 0.09%
Republic of Sri Lanka†(b)	5.125%	4/11/2019	175	178,719

Trinidad And Tobago 0.11%
Republic of Trinidad & Tobago†(b)	4.375%	1/16/2024	200	217,500

Turkey 0.11%
Republic of Turkey(b)	5.625%	3/30/2021	200	219,000

Uruguay 0.04%
Republic of Uruguay(b)	4.50%	8/14/2024	74	78,699

Venezuela 0.11%
Republic of Venezuela(b)	9.375%	1/13/2034	261	221,197
Total Foreign Government Obligations (cost $3,723,523)				3,860,314

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.83%
Federal Home Loan Mortgage Corp. K027 A2	2.637%	1/25/2023	950	946,853
Federal Home Loan Mortgage Corp. K035 A2	3.458%	8/25/2023	82	86,423
Federal Home Loan Mortgage Corp. KS01 A2	2.522%	1/25/2023	317	313,881
Federal National Mortgage Assoc. 2013-M14 A	1.70%	8/25/2018	266	266,144
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	87	87,212
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,666,552)				1,700,513

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 17.69%
Federal Home Loan Mortgage Corp.	5.00%	9/1/2019 - 6/1/2026	881	938,832
Federal National Mortgage Assoc.	3.00%	10/1/2043	2,835	2,804,964
Federal National Mortgage Assoc. (c)	3.50%	TBA	17,085	17,577,539
Federal National Mortgage Assoc.(c)	4.50%	TBA	4,180	4,517,830
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 2/1/2038	1,050	1,178,502
Federal National Mortgage Assoc.(c)	5.50%	TBA	3,640	4,075,786
Government National Mortgage Assoc.(c)	4.00%	TBA	4,960	5,299,450
Total Government Sponsored Enterprises Pass-Throughs (cost $35,725,875)				36,392,903

MUNICIPAL BONDS 2.04%

Education 0.07%
Univ of California Bd of Regs	6.27%	5/15/2031	125	138,875

Electric Revenue Bonds 0.28%
American Municipal Power, Inc.	6.27%	2/15/2050	200	246,236
American Municipal Power, Inc.	7.834%	2/15/2041	225	318,969
Total				565,205

Other Revenue 0.96%
Chicago, IL	6.845%	1/1/2038	235	261,682
Dallas Convention Center Hotel	7.088%	1/1/2042	320	403,750
Miami Dade Cnty, FL	6.91%	7/1/2039	65	72,816
Nashville & Davidson Cnty Met	6.731%	7/1/2043	170	218,480
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	460	500,806
Southern California Metro Wtr	6.538%	7/1/2039	155	176,567
Southern California Metro Wtr	6.947%	7/1/2040	45	52,559
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	175	193,513
Washington St Convention & Tra	6.79%	7/1/2040	80	96,413
Total				1,976,586

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation 0.37%
Clark Cnty, NV	6.881%		7/1/2042	$135		$147,972
Metropolitan Washington Arpt	7.462%		10/1/2046	230		309,822
North Texas Tollway Auth	8.91%		2/1/2030	255		305,793
Total						763,587

Utilities 0.36%
Chicago, IL	6.742%		11/1/2040	200		247,266
Los Angeles Dept Wtr & Pwr, CA	7.003%		7/1/2041	30		34,467
Municipal Elec Auth of Georgia	7.055%		4/1/2057	287		325,797
New York City Muni Wtr Fin Auth	5.79%		6/15/2041	45		48,756
New York City Muni Wtr Fin Auth	6.491%		6/15/2042	80		90,277
Total						746,563
Total Municipal Bonds (cost $3,990,149)						4,190,816

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.82%
Bear Stearns ALT-A Trust 2004-8 1A	0.85%	#	9/25/2034	149		145,405
Commercial Mortgage Pass-Through Certificates 2013-CR13 A4	4.194%		11/10/2023	355		383,197
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%		1/10/2046	270		269,442
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	355		345,911
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	165		181,778
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(b)	0.353%	#	12/20/2054	51		50,564
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	—	(d)	47
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	900		868,707
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%		6/15/2045	273		284,328
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%		2/15/2047	76		79,677
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A3	3.669%		4/15/2047	210		221,069
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.049%	#	6/15/2038	240		260,689
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	15		14,342
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	33		32,241
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%		10/25/2036	39		35,337
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C	4.326%	#	2/15/2046	45		45,717

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Non-agency Commercial Mortgage-backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3	3.669%		2/15/2047	$450	$473,849
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	85	76,308
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	109	97,225
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	120	120,623
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	123	123,254
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	19	18,748
UBS-BAMLL Trust 2012-WRM E†	4.379%	#	6/10/2030	595	565,778
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%		8/10/2049	200	210,765
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	5	5,484
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%	#	3/18/2028	370	338,046
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.439%	#	7/15/2046	364	337,936
WF-RBS Commercial Mortgage Trust 2014-C20 A3	3.635%		5/15/2047	209	218,333
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,701,111)					5,804,800

U.S. TREASURY OBLIGATIONS 39.94%
U.S. Treasury Bond	3.625%		2/15/2044	5,919	6,247,321
U.S. Treasury Note	0.25%		4/15/2016	26,359	26,300,826
U.S. Treasury Note	0.375%		3/15/2015	8,787	8,805,365
U.S. Treasury Note	0.875%		4/15/2017	8,620	8,641,550
U.S. Treasury Note	1.25%		11/30/2018	8,830	8,751,016
U.S. Treasury Note	1.50%		5/31/2019	12,528	12,465,848
U.S. Treasury Note	2.125%		12/31/2015	8,410	8,645,707
U.S. Treasury Note	2.50%		5/15/2024	2,302	2,298,943
Total U.S. Treasury Obligations (cost $82,013,610)					82,156,576
Total Long-Term Investments (cost $223,171,551)					226,870,619

SHORT-TERM INVESTMENTS 6.53%

CORPORATE BOND 0.09%

Financial Services
Nationstar Mortgage LLC/Nationstar Capital Corp. (cost $187,362)	10.875%		4/1/2015	186	187,286

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 2.24%
U.S. Treasury Note (cost $4,600,864)	0.625%	7/15/2014	$4,600	$4,601,076

REPURCHASE AGREEMENT 4.20%
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $8,660,000 of U.S. Treasury Note at 2.125% due 8/31/2020; value: $8,811,550; proceeds: $8,637,591 (cost $8,637,591)			8,638	8,637,591
Total Short-Term Investments (cost $13,425,817)				13,425,953
Total Investments in Securities 116.83% (cost $236,597,368)				240,296,572
Liabilities in Excess of Cash and Other Assets (16.83%)				(34,617,284)
Net Assets 100.00%				$205,679,288

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2014.
(a)	Securities purchased on a when-issued basis (See Note 2(h)).
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Amount is less than $1,000.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$26,523,434	$—	$26,523,434
Corporate Bonds	—	66,428,549	—	66,428,549
Foreign Government Obligations	—	3,860,314	—	3,860,314
Government Sponsored Enterprises
Collateralized Mortgage Obligations	—	1,700,513	—	1,700,513
Government Sponsored Enterprises Pass-Throughs	—	36,392,903	—	36,392,903
Municipal Bonds	—	4,190,816	—	4,190,816
Non-Agency Commercial
Mortgage-Backed Securities	—	5,804,800	—	5,804,800
U.S. Treasury Obligations	—	86,757,652	—	86,757,652
Repurchase Agreement	—	8,637,591	—	8,637,591
Total	$—	$240,296,572	$—	$240,296,572

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.	23

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $236,597,368)	$240,296,572
Cash	296,583
Receivables:
Investment securities sold	9,914,852
Interest	1,320,306
Capital shares sold	851,650
From advisor (See Note 3)	41,702
Prepaid expenses	2
Total assets	252,721,667
LIABILITIES:
Payables:
Investment securities purchased	46,834,094
Management fee	73,741
Fund administration	6,555
Directors’ fees	5,671
Capital shares reacquired	6
Accrued expenses	122,312
Total liabilities	47,042,379
NET ASSETS	$205,679,288
COMPOSITION OF NET ASSETS:
Paid-in capital	$200,578,061
Undistributed net investment income	1,686,160
Accumulated net realized loss on investments	(284,137)
Net unrealized appreciation on investments	3,699,204
Net Assets	$205,679,288
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	12,101,287
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.00

24	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Interest and other	$2,232,429
Total investment income	2,232,429
Expenses:
Management fee	392,990
Non 12b-1 service fees	218,898
Shareholder servicing	93,388
Fund administration	34,933
Professional	23,237
Reports to shareholders	10,719
Custody	7,233
Directors’ fees	3,387
Other	1,817
Gross expenses	786,602
Expense reductions (See Note 8)	(74)
Management fee waived (See Note 3)	(227,608)
Net expenses	558,920
Net investment income	1,673,509
Net realized and unrealized gain:
Net realized gain on investments	1,652,730
Net change in unrealized appreciation/depreciation on investments	4,824,120
Net realized and unrealized gain	6,476,850
Net Increase in Net Assets Resulting From Operations	$8,150,359

See Notes to Financial Statements.	25

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$1,673,509	$1,698,604
Net realized gain (loss) on investments	1,652,730	(665,790)
Net change in unrealized appreciation/depreciation on investments	4,824,120	(1,847,756)
Net increase (decrease) in net assets resulting from operations	8,150,359	(814,942)
Distributions to shareholders from:
Net investment income	—	(2,770,732)
Net realized gain	—	(53,509)
Total distributions to shareholders	—	(2,824,241)
Capital share transactions (See Note 12):
Proceeds from sales of shares	50,833,194	98,625,770
Reinvestment of distributions	—	2,824,242
Cost of shares reacquired	(974,524)	(379,928)
Net increase in net assets resulting from capital share transactions	49,858,670	101,070,084
Net increase in net assets	58,009,029	97,430,901
NET ASSETS:
Beginning of period	$147,670,259	$50,239,358
End of period	$205,679,288	$147,670,259
Undistributed net investment income	$1,686,160	$12,651

26	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2014		Year Ended 12/31			4/16/2010(a) to
	(unaudited)		2013	2012	2011	12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$16.22		$16.73	$16.06	$15.28	$15.00
Investment operations:
Net investment income(b)						.01
Net realized and unrealized gain						.06
Total from investment operations						.07
Net asset value on SEC Effective Date, 5/1/2010						$15.07
Investment operations:
Net investment income(b)	.16		.29	.31	.40	.29
Net realized and unrealized gain (loss)	.62		(.47)	.78	.95	.44
Total from investment operations	.78		(.18)	1.09	1.35	.73
Distributions to shareholders from:
Net investment income	—		(.32)	(.30)	(.34)	(.26)
Net realized gain	—		(.01)	(.12)	(.23)	(.26)
Total distributions	—		(.33)	(.42)	(.57)	(.52)
Net asset value, end of period	$17.00		$16.22	$16.73	$16.06	$15.28
Total Return(c)						5.39	%(d)(e)
Total Return(c)	4.81	%(d)	(1.10)%	6.82%	8.77%	4.90	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(d)	.64%	.64%	.64%	.64	%(g)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(d)	.64%	.64%	.64%	.64	%(g)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.45	%(d)	.95%	1.16%	1.95%	6.98	%(g)
Net investment income	.95	%(d)	1.74%	1.85%	2.48%	2.71	%(g)

Supplemental Data:
Net assets, end of period (000)	$205,679		$147,670	$50,239	$12,878	$2,257
Portfolio turnover rate	243.70	%(d)	625.23%	588.93%	645.34%	440.61%
(a)	Commencement of operations was 4/16/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/16/2010 through 12/31/2010.
(f)	Total return for the period 5/1/2010 through 12/31/2010.
(g)	Annualized.

See Notes to Financial Statements.	27

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the period ended December 31, 2010 through the fiscal year ended December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to

Notes to Financial Statements (unaudited)(continued)

secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .19% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .64%. This agreement may be terminated only by the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing fees on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$—	$2,824,241
Total distributions paid	$—	$2,824,241

As of December 31, 2013, the Fund had a capital loss carryforward of $1,280,059 with no expiration.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$237,100,537
Gross unrealized gain	3,412,653
Gross unrealized loss	(216,618)
Net unrealized security gain	$3,196,035

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$466,698,338	$68,443,945	$426,757,930	$39,756,729

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash

Notes to Financial Statements (unaudited)(continued)

collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$8,637,591	$—	$8,637,591
Total	$8,637,591	$—	$8,637,591

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$8,637,591	$—	$—	$(8,637,591)	$—
Total	$8,637,591	$—	$—	$(8,637,591)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past

Notes to Financial Statements (unaudited)(continued)

borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

As of June 30, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

The Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which the Fund may invest are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The

Notes to Financial Statements (unaudited)(concluded)

Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	3,055,195	5,949,994
Reinvestment of distributions	—	173,665
Shares reacquired	(58,097)	(23,035)
Increase	2,997,098	6,100,624

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Total Return Portfolio	SFTR-PORT-3-0614 (08/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Value Opportunities

Portfolio

For the six-month period ended June 30, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Value Opportunities Portfolio

Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Value Opportunities Portfolio for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/14	6/30/14	1/1/14 - 6/30/14
Class VC
Actual	$1,000.00	$1,073.10	$5.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Discretionary	10.54%
Consumer Staples	1.81%
Energy	12.14%
Financials	26.88%
Health Care	8.01%
Industrials	13.59%
Information Technology	13.21%
Materials	7.64%
Utilities	6.18%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2014

Investments	Shares	Fair Value
COMMON STOCKS 103.83%

Aerospace & Defense 0.28%
Esterline Technologies Corp.*	9	$1,036

Airlines 2.02%
American Airlines Group, Inc.*	98	4,210
Spirit Airlines, Inc.*	53	3,352
Total		7,562

Auto Components 0.83%
Tenneco, Inc.*	47	3,088

Banks 10.39%
Bank of Hawaii Corp.	67	3,932
City National Corp.	29	2,197
Comerica, Inc.	121	6,069
East West Bancorp, Inc.	131	4,584
Fulton Financial Corp.	300	3,717
PacWest Bancorp	173	7,469
Signature Bank*	43	5,426
Western Alliance Bancorp*	230	5,474
Total		38,868

Building Products 0.60%
Fortune Brands Home & Security, Inc.	56	2,236

Capital Markets 3.87%
Ares Capital Corp.	152	2,715
Ares Management LP*	152	2,915
Moelis & Co.*	55	1,849
Raymond James Financial, Inc.	79	4,008
Waddell & Reed Financial, Inc. Class A	48	3,004
Total		14,491

Chemicals 0.61%
OM Group, Inc.	70	2,270

Construction & Engineering 1.47%
Jacobs Engineering Group, Inc.*	103	5,488

Investments	Shares	Fair Value
Containers & Packaging 3.71%
Berry Plastics Group, Inc.*	173	$4,464
Rock-Tenn Co. Class A	53	5,596
Sealed Air Corp.	112	3,827
Total		13,887

Electric: Utilities 3.61%
Cleco Corp.	56	3,301
ITC Holdings Corp.	134	4,888
Portland General Electric Co.	153	5,305
Total		13,494

Electronic Equipment, Instruments & Components 0.72%
Amphenol Corp. Class A	28	2,698

Energy Equipment & Services 8.26%
Bristow Group, Inc.	54	4,353
Frank’s International NV (Netherlands)(a)	169	4,157
GulfMark Offshore, Inc. Class A	88	3,976
Helix Energy Solutions Group, Inc.*	173	4,552
Helmerich & Payne, Inc.	60	6,967
Superior Energy Services, Inc.	191	6,903
Total		30,908

Food & Staples Retailing 0.87%
Rite Aid Corp.*	454	3,255

Food Products 1.00%
Bunge Ltd.	34	2,572
Pinnacle Foods, Inc.	36	1,184
Total		3,756

Health Care Providers & Services 3.78%
Community Health Systems, Inc.*	69	3,131
ExamWorks Group, Inc.*	85	2,697
Hanger, Inc.*	30	943
MEDNAX, Inc.*	68	3,954
Team Health Holdings, Inc.*	68	3,396
Total		14,121

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 1.59%
Red Robin Gourmet Burgers, Inc.*	43	$3,062
Sonic Corp.*	130	2,870
Total		5,932

Household Durables 2.49%
Jarden Corp.*	106	6,291
Lennar Corp. Class A	72	3,023
Total		9,314

Information Technology Services 5.84%
Acxiom Corp.*	98	2,126
Amdocs Ltd.	77	3,567
Cardtronics, Inc.*	83	2,829
Fidelity National Information Services, Inc.	98	5,364
iGATE Corp.*	85	3,093
Sapient Corp.*	200	3,250
Vantiv, Inc. Class A*	48	1,614
Total		21,843

Insurance 6.38%
Arch Capital Group Ltd.*	83	4,767
Everest Re Group Ltd.	26	4,173
Hartford Financial Services Group, Inc. (The)	107	3,832
HCC Insurance Holdings, Inc.	133	6,509
Markel Corp.*	7	4,589
Total		23,870

Internet Software & Services 2.27%
Akamai Technologies, Inc.*	139	8,487

Leisure Product 0.79%
Brunswick Corp.	70	2,949

Life Sciences Tools & Services 2.87%
PerkinElmer, Inc.	128	5,995
Quintiles Transnational Holdings, Inc.*	89	4,743
Total		10,738

Investments	Shares	Fair Value
Machinery 3.34%
Joy Global, Inc.	59	$3,633
Snap-on, Inc.	16	1,896
WABCO Holdings, Inc.*	29	3,098
Xylem, Inc.	99	3,869
Total		12,496

Media 2.11%
AMC Networks, Inc. Class A*	47	2,890
New York Times Co. (The) Class A	328	4,989
Total		7,879

Metals & Mining 3.62%
Allegheny Technologies, Inc.	107	4,826
Carpenter Technology Corp.	42	2,656
Reliance Steel & Aluminum Co.	82	6,044
Total		13,526

Multi-Utilities 1.30%
CMS Energy Corp.	156	4,859

Oil, Gas & Consumable Fuels 4.34%
Cimarex Energy Co.	33	4,734
EQT Corp.	38	4,062
Laredo Petroleum, Inc.*	89	2,757
Rice Energy, Inc.*	154	4,690
Total		16,243

Pharmaceuticals 1.67%
Actavis plc*	28	6,245

Professional Services 0.97%
Robert Half International, Inc.	76	3,628

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

		Fair
Investments	Shares	Value
Real Estate Investment Trusts 5.63%
American Campus Communities, Inc.	105	$4,015
BioMed Realty Trust, Inc.	193	4,213
Camden Property Trust	67	4,767
DDR Corp.	230	4,055
Highwoods Properties, Inc.	22	923
Liberty Property Trust	81	3,073
Total		21,046

Real Estate Management & Development 0.60%
Realogy Holdings Corp.*	60	2,263

Road & Rail 4.37%
Genesee & Wyoming, Inc. Class A*	42	4,410
Ryder System, Inc.	83	7,312
Swift Transportation Co.*	183	4,617
Total		16,339

Semiconductors & Semiconductor Equipment 3.93%
Lam Research Corp.	30	2,027
Marvell Technology Group Ltd.	504	7,222
Synaptics, Inc.*	60	5,439
Total		14,688

Software 0.95%
Rovi Corp.*	149	3,570

		Fair
Investments	Shares	Value
Specialty Retail 2.46%
CST Brands, Inc.	78	$2,691
Genesco, Inc.*	23	1,889
Penske Automotive Group, Inc.	41	2,030
Urban Outfitters, Inc.*	76	2,573
Total		9,183

Textiles, Apparel & Luxury Goods 0.69%
PVH Corp.	22	2,565

Thrifts & Mortgage Finance 1.03%
Essent Group Ltd.*	191	3,837
Trading Companies & Distributors 1.06%
United Rentals, Inc.*	38	3,980

Water Utilities 1.51%
American Water Works Co., Inc.	114	5,637
Total Investments in Common Stock 103.83% (cost $325,184)		388,275
Liabilities in Excess of Cash and Other Assets (3.83)%		(14,326)
Net Assets 100%		$373,949

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$388,275	$—	$—	$388,275
Total	$388,275	$—	$—	$388,275

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $325,184)	$388,275
Cash	6,376
Receivables:
From advisor (See Note 3)	3,875
Dividends	374
Investment securities sold	98
Prepaid expenses	1
Total assets	398,999
LIABILITIES:
Payables:
Investment securities purchased	2,573
Directors’ fees	22
Fund administration	12
Capital shares reacquired	1
Accrued expenses	22,442
Total liabilities	25,050
NET ASSETS	$373,949
COMPOSITION OF NET ASSETS:
Paid-in capital	$268,011
Undistributed net investment income	208
Accumulated net realized gain on investments	42,639
Net unrealized appreciation on investments	63,091
Net Assets	$373,949
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	16,546
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$22.60

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends (net of foreign withholding taxes of $3)	$2,137
Total investment income	2,137
Expenses:
Professional	19,014
Custody	5,631
Management fee	1,303
Reports to shareholders	1,246
Fund administration	70
Shareholder servicing	18
Directors’ fees	7
Other	1,204
Gross expenses	28,493
Management fee waived and expenses reimbursed (See Note 3)	(26,582)
Net expenses	1,911
Net investment income	226
Net realized and unrealized gain (loss):
Net realized gain on investments	38,600
Net change in unrealized appreciation/depreciation on investments	(15,998)
Net realized and unrealized gain	22,602
Net Increase in Net Assets Resulting From Operations	$22,828

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$226	$399
Net realized gain on investments	38,600	38,422
Net change in unrealized appreciation/depreciation on investments	(15,998)	50,433
Net increase in net assets resulting from operations	22,828	89,254
Distributions to shareholders from:
Net investment income	—	(1,213)
Net realized gain	—	(32,682)
Total distributions to shareholders	—	(33,895)
Capital share transactions (See Note 11):
Proceeds from sales of shares	91,454	—
Reinvestment of distributions	—	33,895
Cost of shares reacquired	(58,377)	—
Net increase in net assets resulting from capital share transactions	33,077	33,895
Net increase in net assets	55,905	89,254
NET ASSETS:
Beginning of period	$318,044	$228,790
End of period	$373,949	$318,044
Undistributed (distributions in excess of) net investment income	$208	$(18)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months
	Ended					4/23/2010(a)
	6/30/2014		Year Ended 12/31			to
	(unaudited)		2013	2012	2011	12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$21.09		$17.02	$15.38	$16.11	$15.00
Investment operations:
Net investment income(b)						—	(c)
Net realized and unrealized gain (loss)						(.37)
Total from investment operations						(.37)
Net asset value on SEC Effective Date, 5/1/2010						$14.63
Investment operations:
Net investment income(b)	.01		.03	.04	— (c)	.09
Net realized and unrealized gain (loss)	1.50		6.56	1.64	(.73)	1.48
Total from investment operations	1.51		6.59	1.68	(.73)	1.57
Distributions to shareholders from:
Net investment income	—		(.09)	(.04)	—	(.09)
Net realized gain	—		(2.43)	—	—	—
Total distributions	—		(2.52)	(.04)	—	(.09)
Net asset value, end of period	$22.60		$21.09	$17.02	$15.38	$16.11
Total Return(d)						7.94	%(e)(f)
Total Return(d)	7.31	%(e)	38.82%	10.92%	(4.47)%	10.67	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(e)	1.10%	1.10%	1.10%	1.10	%(h)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(e)	1.10%	1.10%	1.10%	1.10	%(h)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	8.14	%(e)	23.61%	28.69%	30.03%	44.39	%(h)
Net investment income	.06	%(e)	.14%	.28%	.03%	.94	%(h)

Supplemental Data:
Net assets, end of period (000)	$374		$318	$229	$206	$216
Portfolio turnover rate	43.90	%(e)	65.96%	62.36%	66.18%	49.29%

(a)	Commencement of operations was 4/23/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 4/23/2010 through 12/31/2010.
(g)	Total return for the period 5/1/2010 through 12/31/2010.
(h)	Annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Value Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund offers Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

13

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2014, the Fund did not incur expenses for such services arrangements.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

14

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$—	$8,337
Net long-term capital gains	—	25,558
Total distributions paid	$—	$33,895

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$325,411
Gross unrealized gain	67,106
Gross unrealized loss	(4,242)
Net unrealized security gain	$62,864

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$175,437	$160,359

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a

15

Notes to Financial Statements (unaudited)(continued)

fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

ASU 2011-11 and ASU 2013-01 require disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty. As of June 30, 2014, the Fund did not have assets or liabilities subject to the disclosure requirements of ASU 2011-11 and ASU 2013-01.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small and mid-sized company stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment

16

Notes to Financial Statements (unaudited)(concluded)

of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Shares sold	4,153	—
Reinvestment of distributions	—	1,639
Shares reacquired	(2,689)	—
Increase	1,464	1,639

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Value Opportunities Portfolio	SFVALOPP-PORT-3-0614 (08/14)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 18, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 18, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 18, 2014